================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-9819

                              -------------------

                   STATE STREET INSTITUTIONAL INVESTMENT TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                  P.O. Box 5501
                           Boston, Massachusetts 02206
--------------------------------------------------------------------------------
               (Address of principal executive offices)(Zip code)

 (Name and Address of Agent for Service)                    Copy to:

   Nancy L. Conlin, Vice President and             Timothy W. Diggins, Esq.
            Managing Counsel                             Ropes & Gray
   State Street Bank and Trust Company              One International Place
        4 Copley Place, 5th Floor              Boston, Massachusetts 02110-2624
       Boston, Massachusetts 02116

Registrant's telephone number, including area code: (617) 662-3966

Date of fiscal year end:  December 31

Date of reporting period:  December 31, 2008

================================================================================

ITEM 1. SHAREHOLDER REPORT.

                   STATE STREET INSTITUTIONAL INVESTMENT TRUST

                                  ANNUAL REPORT

                                DECEMBER 31, 2008

                 STATE STREET INSTITUTIONAL LIQUID RESERVES FUND

              STATE STREET INSTITUTIONAL TAX FREE MONEY MARKET FUND

          STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND

              STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND

           STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND

STATE STREET INSTITUTIONAL INVESTMENT TRUST

INVESTMENT OVERVIEW
--------------------------------------------------------------------------------

January 15, 2009

Dear Shareholder,

We are pleased to provide you with the Annual Report for the State Street Institutional Investment Trust Money Market Funds (the "Funds"). This report provides the Funds' investment performance and financial statements for the fiscal year ended December 31, 2008. As you review your overall investment strategy, we hope you find this information helpful.

The recent conditions in the financial markets have been challenging. Over the past fiscal year and continuing to the present day, the short term markets have experienced unprecedented illiquidity, placing stress on the core investments of all money market funds. During this timeframe, the market has seen extreme disruptions in the asset backed commercial paper segment, the downfall of monoline insurers and auction rate securities, and collapses and massive mergers of venerable institutions in the banking and investment banking industry. The government response to these events has been significant. The Federal Reserve and the U.S. Treasury have established numerous programs to support the financial markets and money market funds in particular. Indeed, State Street Global Advisors ("SSgA"), which includes SSgA Funds Management, Inc., ("SSgA FM") the Funds' investment adviser, participated in a number of industry discussions aimed at finding solutions to help alleviate the liquidity issues impacting the money market fund industry. In an effort to reassure investors, the State Street Institutional Liquid Reserves and Tax Free Money Market Funds announced participation in one such program, the U.S Treasury's Temporary Guarantee Program for Money Market Funds, which provides a guarantee to shareholders of the price of the Funds' shares for shareholders in the Funds as of September 19, 2008. The U.S. Treasury Department has extended the Temporary Guarantee Program until April 30, 2009. More information about this program is available on the U.S. Treasury's website at http://www.ustreas.gov.

As investors continued the flight to quality, pressure was put on the supply of and yields for U.S. Treasury securities. In order to protect shareholder interests and to prudently manage the State Street Institutional Treasury Money Market and Treasury Plus Money Market Funds, limitations on client purchases were implemented in mid-December and remain in effect. There are no limitations on client redemptions.

Throughout the recent market turmoil, the Funds have remained focused on providing stability, liquidity and competitive yields and mitigating exposure risks by investing in high quality issuers and counterparties. SSgA, as one of the largest cash managers in the world*, and SSgA FM, have a long-standing commitment to professional cash management and rigorous, independent credit analysis. With a worldwide team of 55 cash investment managers and a dedicated 13-member short-term credit research team, SSgA has committed significant resources to cash management and will continue to adhere to its disciplined investment process.

The past year has been difficult as investors everywhere struggled with volatile and uncertain market conditions, which have put a damper on investor confidence. We would like to thank you for your ongoing support of the State Street Institutional Investment Trust Funds. We look forward to continue sharing the benefit of our experience with you and delivering quality products and services.

Sincerely,

James E. Ross
President

* Institutional Investor 2008 America's Top 300 Money Managers (July/August
  2008)

STATE STREET INSTITUTIONAL INVESTMENT TRUST

EXPENSE EXAMPLE


As a shareholder of the below listed Funds, you incur ongoing costs, which include costs for administrative services and to the extent applicable, distribution (12b-1) fees, among others, in addition to the Fund's proportionate share of expenses of each series of the State Street Master Funds, in which each respective Fund invests substantially all of its assets (their respective "Portfolio"). This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2008 to December 31, 2008.

The table below illustrates your Fund's costs in two ways:

     - BASED ON ACTUAL FUND RETURN. This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period".

     - BASED ON HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case- because the return used is not the Fund's actual return- the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended December 31, 2008


----------------------------------------------------------------------------------------
                                         BEGINNING           ENDING        EXPENSES PAID
                                       ACCOUNT VALUE     ACCOUNT VALUE         DURING
INSTITUTIONAL CLASS SHARES              JULY 1, 2008   DECEMBER 31, 2008      PERIOD*
----------------------------------------------------------------------------------------
BASED ON ACTUAL PORTFOLIO RETURN
----------------------------------------------------------------------------------------

Liquid Reserves Fund                     $1,000.00         $1,011.40           $0.61
----------------------------------------------------------------------------------------

Tax Free Money Market Fund               $1,000.00         $1,010.50           $0.76
----------------------------------------------------------------------------------------

U.S. Government Money Market Fund        $1,000.00         $1,007.93           $0.66
----------------------------------------------------------------------------------------

Treasury Money Market Fund               $1,000.00         $1,004.20           $0.60
----------------------------------------------------------------------------------------

Treasury Plus Money Market Fund          $1,000.00         $1,004.50           $0.55
----------------------------------------------------------------------------------------


STATE STREET INSTITUTIONAL INVESTMENT TRUST

----------------------------------------------------------------------------------------
                                         BEGINNING           ENDING        EXPENSES PAID
                                       ACCOUNT VALUE     ACCOUNT VALUE         DURING
INSTITUTIONAL CLASS SHARES              JULY 1, 2008   DECEMBER 31, 2008      PERIOD*
----------------------------------------------------------------------------------------
BASED ON HYPOTHETICAL (5% RETURN
  BEFORE EXPENSES)
----------------------------------------------------------------------------------------

Liquid Reserves Fund                     $1,000.00         $1,024.53           $0.61
----------------------------------------------------------------------------------------

Tax Free Money Market Fund               $1,000.00         $1,024.38           $0.76
----------------------------------------------------------------------------------------

U.S. Government Money Market Fund        $1,000.00         $1,024.48           $0.66
----------------------------------------------------------------------------------------

Treasury Money Market Fund               $1,000.00         $1,024.53           $0.61
----------------------------------------------------------------------------------------

Treasury Plus Money Market Fund          $1,000.00         $1,024.58           $0.56
----------------------------------------------------------------------------------------



  * The calculations are based on expenses incurred in the most recent six-month period of the Fund. The Fund's Institutional Class shares annualized average weighted expense ratio as of December 31, 2008, which includes each Fund's proportionate share of the expenses of its respective Portfolio, was as follows:

Liquid Reserves Fund                             0.12%

------------------------------------------------------

Tax Free Money Market Fund                       0.15%
------------------------------------------------------

U.S. Government Money Market Fund                0.13%
------------------------------------------------------

Treasury Money Market Fund                       0.12%
------------------------------------------------------

Treasury Plus Money Market Fund                  0.11%
------------------------------------------------------



    The dollar amounts shown as "Expenses Paid" are equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Six Months Ended December 31, 2008



----------------------------------------------------------------------------------------
                                         BEGINNING           ENDING        EXPENSES PAID
                                       ACCOUNT VALUE     ACCOUNT VALUE         DURING
INVESTMENT CLASS SHARES                 JULY 1, 2008   DECEMBER 31, 2008      PERIOD*
----------------------------------------------------------------------------------------
BASED ON ACTUAL PORTFOLIO RETURN
----------------------------------------------------------------------------------------

Liquid Reserves Fund                     $1,000.00         $1,009.60           $2.42
----------------------------------------------------------------------------------------

Tax Free Money Market Fund               $1,000.00         $1,008.70           $2.58
----------------------------------------------------------------------------------------

U.S. Government Money Market Fund        $1,000.00         $1,006.16           $2.42
----------------------------------------------------------------------------------------

Treasury Money Market Fund               $1,000.00         $1,002.80           $1.76
----------------------------------------------------------------------------------------

Treasury Plus Money Market Fund          $1,000.00         $1,003.40           $1.56
----------------------------------------------------------------------------------------

BASED ON HYPOTHETICAL (5% RETURN
  BEFORE EXPENSES)
----------------------------------------------------------------------------------------
Liquid Reserves Fund                     $1,000.00         $1,022.72           $2.44
----------------------------------------------------------------------------------------


STATE STREET INSTITUTIONAL INVESTMENT TRUST

----------------------------------------------------------------------------------------
                                         BEGINNING           ENDING        EXPENSES PAID
                                       ACCOUNT VALUE     ACCOUNT VALUE         DURING
INVESTMENT CLASS SHARES                 JULY 1, 2008   DECEMBER 31, 2008      PERIOD*
----------------------------------------------------------------------------------------
Tax Free Money Market Fund               $1,000.00         $1,022.57           $2.59
----------------------------------------------------------------------------------------

U.S. Government Money Market Fund        $1,000.00         $1,022.72           $2.44
----------------------------------------------------------------------------------------

Treasury Money Market Fund               $1,000.00         $1,023.38           $1.78
----------------------------------------------------------------------------------------

Treasury Plus Money Market Fund          $1,000.00         $1,023.58           $1.58
----------------------------------------------------------------------------------------



  * The calculations are based on expenses incurred in the most recent six-month period of the Fund. The Fund's Investment Class shares annualized average weighted expense ratio as of December 31, 2008, which includes each Fund's proportionate share of the expenses of its respective Portfolio, was as follows:

Liquid Reserves Fund                             0.48%

------------------------------------------------------

Tax Free Money Market Fund                       0.51%
------------------------------------------------------

U.S. Government Money Market Fund                0.48%
------------------------------------------------------

Treasury Money Market Fund                       0.35%
------------------------------------------------------

Treasury Plus Money Market Fund                  0.31%
------------------------------------------------------


    The dollar amounts shown as "Expenses Paid" are equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by the numbed of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

                   STATE STREET INSTITUTIONAL INVESTMENT TRUST

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2008
--------------------------------------------------------------------------------


                                LIQUID        TAX FREE    U.S. GOVERNMENT     TREASURY     TREASURY PLUS
                               RESERVES     MONEY MARKET    MONEY MARKET    MONEY MARKET    MONEY MARKET
                                 FUND           FUND            FUND            FUND            FUND
                            --------------  ------------  ---------------  --------------  -------------
ASSETS
  Investment in
     corresponding
     Portfolio, at value
     (Note 1)               $8,544,012,876  $388,445,760   $2,959,034,529  $2,120,694,026   $953,168,495
  Receivable from Adviser
     and Distributor (Note
     3)                                  -             -                -         503,579        210,953
  Temporary Guarantee
     Program prepaid
     expense (Note 6)            1,049,097        57,397                -               -              -
  Other prepaid expenses            17,683         3,788            7,269           6,693          6,513
                            --------------  ------------   --------------  --------------   ------------
       Total assets          8,545,079,656   388,506,945    2,959,041,798   2,121,204,298    953,385,961
                            --------------  ------------   --------------  --------------   ------------
LIABILITIES
  Payables:
     Administration and
       custody fees (Note
       3)                            3,483         3,483            3,483           3,483          3,483
     Distribution fees
       (Note 3)                     63,629        24,849          118,410         101,623         24,450
     Dividends payable           1,048,222       245,831          467,210               5          1,517
     Registration and
       filing fees                   9,230            58           70,691          65,802         55,890
     Shareholder services
       fee (Note 3)                159,073        62,123          296,024         254,056         61,125
     Professional fees              16,686        17,186           17,192          17,192         17,192
     Accrued expenses and
       other liabilities             1,346         1,125                -               -              -
                            --------------  ------------   --------------  --------------   ------------
       Total liabilities         1,301,669       354,655          973,010         442,161        163,657
                            --------------  ------------   --------------  --------------   ------------
NET ASSETS                  $8,543,777,987  $388,152,290   $2,958,068,788  $2,120,762,137   $953,222,304
                            ==============  ============   ==============  ==============   ============
NET ASSETS CONSIST OF:
  Paid in capital           $8,543,656,869  $388,141,624   $2,957,798,567  $2,120,635,251   $953,143,612
  Undistributed net
     investment income               2,656        16,454          270,221         100,763         66,652
  Accumulated net realized
     gain (loss)                   118,462        (5,788)               -          26,123         12,040
                            --------------  ------------   --------------  --------------   ------------
NET ASSETS                  $8,543,777,987  $388,152,290   $2,958,068,788  $2,120,762,137   $953,222,304
                            ==============  ============   ==============  ==============   ============
TOTAL NET ASSETS
  Institutional Class       $7,774,494,260  $ 65,171,414   $1,659,575,586  $1,036,262,542   $737,637,020
                            ==============  ============   ==============  ==============   ============
  Investment Class          $  769,283,727  $322,980,876   $1,298,493,202  $1,084,499,595   $215,585,284
                            ==============  ============   ==============  ==============   ============
SHARES OF BENEFICIAL
  INTEREST OUTSTANDING
  Institutional Class        7,774,389,604    65,168,976    1,659,575,583   1,036,266,569    737,628,689
                            ==============  ============   ==============  ==============   ============
  Investment Class             769,267,265   322,976,941    1,298,493,205   1,084,469,445    215,581,575
                            ==============  ============   ==============  ==============   ============
OFFERING, NET ASSET VALUE
  AND REDEMPTION PRICE PER
  SHARE
  Institutional Class       $         1.00  $       1.00   $         1.00  $         1.00   $       1.00
                            ==============  ============   ==============  ==============   ============
  Investment Class          $         1.00  $       1.00   $         1.00  $         1.00   $       1.00
                            ==============  ============   ==============  ==============   ============




                       See Notes to Financial Statements.

                   STATE STREET INSTITUTIONAL INVESTMENT TRUST

                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2008
--------------------------------------------------------------------------------


                               LIQUID       TAX FREE    U.S. GOVERNMENT    TREASURY    TREASURY PLUS
                              RESERVES    MONEY MARKET    MONEY MARKET   MONEY MARKET   MONEY MARKET
                                FUND          FUND            FUND           FUND           FUND
                            ------------  ------------  ---------------  ------------  -------------
INCOME
  Interest income
     allocated from
     Portfolio (Note 2)     $232,593,783   $11,265,202    $39,092,224     $13,487,104   $10,025,154
  Expenses allocated from
     Portfolio (Note 2)       (8,057,106)     (466,524)    (2,325,792)     (1,612,066)   (1,079,573)
                            ------------   -----------    -----------     -----------   -----------
                             224,536,677    10,798,678     36,766,432      11,875,038     8,945,581
                            ------------   -----------    -----------     -----------   -----------
EXPENSES
  Administration and
     accounting fees (Note
     3)                           37,950        37,951         38,062          37,950        37,950
  Transfer agent fees             40,881        47,179         47,069          45,908        45,955
  Professional fees               20,389        23,672         25,200          24,954        24,953
  Registration and filing
     fees                         22,421        25,377         94,229          98,420        89,548
  Shareholder servicing
     fee - Investment
     Class (Note 3)            1,906,410       849,470      3,081,450       1,731,116       815,612
  Distribution
     fees - Investment
     Class (Note 3)              762,564       339,788      1,232,580         692,446       326,245
  Temporary Guarantee
     Program fees (Note 6)       888,818        48,629              -               -             -
  Other expenses                  48,558        23,716         15,381          13,138        12,640
                            ------------   -----------    -----------     -----------   -----------
     Total Expenses            3,727,991     1,395,782      4,533,971       2,643,932     1,352,903
  Less: Fees waived (Note
     3)                                -             -              -        (635,919)     (502,841)
                            ------------   -----------    -----------     -----------   -----------
     Total Net Expenses        3,727,991     1,395,782      4,533,971       2,008,013       850,062
                            ------------   -----------    -----------     -----------   -----------
NET INVESTMENT INCOME       $220,808,686   $ 9,402,896    $32,232,461     $ 9,867,025   $ 8,095,519
                            ============   ===========    ===========     ===========   ===========
Net realized gain (loss)
  allocated from Portfolio
  on investment
  transactions                   125,410        (5,788)             -         251,491        12,040
                            ------------   -----------    -----------     -----------   -----------
NET INCREASE IN NET ASSETS
  RESULTING FROM
  OPERATIONS                $220,934,096   $ 9,397,108    $32,232,461     $10,118,516   $ 8,107,559
                            ============   ===========    ===========     ===========   ===========




                       See Notes to Financial Statements.

                   STATE STREET INSTITUTIONAL INVESTMENT TRUST

                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                           TAX FREE                     U.S. GOVERNMENT
                                      LIQUID RESERVES                    MONEY MARKET                     MONEY MARKET
                                           FUND                              FUND                             FUND
                            ----------------------------------  ------------------------------  -------------------------------
                               YEAR ENDED        YEAR ENDED        YEAR ENDED     PERIOD ENDED     YEAR ENDED     PERIOD ENDED
                              DECEMBER 31,      DECEMBER 31,      DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                  2008              2007*             2008           2007*            2008            2007*
                            ----------------  ----------------  ---------------  -------------  ---------------  --------------
INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM:
OPERATIONS
  Net investment income     $    220,808,686  $    291,824,535  $     9,402,896  $   4,248,597  $    32,232,461  $    9,905,258
  Net realized gain (loss)
     on investments                  125,410            (6,948)          (5,788)        12,161                -               -
                            ----------------  ----------------  ---------------  -------------  ---------------  --------------
     Net increase in net
       assets from
       operations                220,934,096       291,817,587        9,397,108      4,260,758       32,232,461       9,905,258
                            ----------------  ----------------  ---------------  -------------  ---------------  --------------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  Net investment income
     Institutional Class        (202,451,995)     (286,163,911)      (2,906,749)    (2,461,004)     (10,725,117)       (597,001)
     Investment Class            (18,356,691)       (5,660,624)      (6,496,147)    (1,787,593)     (21,507,344)     (9,308,257)
                            ----------------  ----------------  ---------------  -------------  ---------------  --------------
     Total dividends
       declared                 (220,808,686)     (291,824,535)      (9,402,896)    (4,248,597)     (32,232,461)     (9,905,258)
                            ----------------  ----------------  ---------------  -------------  ---------------  --------------
NET INCREASE (DECREASE)
  FROM CAPITAL SHARES
  TRANSACTIONS
INSTITUTIONAL CLASS
  Shares sold                 26,439,839,865    13,393,848,853      732,782,120    237,226,991    2,849,055,280     123,692,944
  Reinvestment of
     distributions               197,305,566       283,724,523        2,439,941      2,437,309        8,867,456          24,263
  Shares redeemed            (25,065,922,411)  (13,669,123,906)    (816,618,455)   (93,098,930)  (1,261,536,757)    (60,527,604)
                            ----------------  ----------------  ---------------  -------------  ---------------  --------------
     Net increase
       (decrease) from
       capital share
       transactions            1,571,223,020         8,449,470      (81,396,394)   146,565,370    1,596,385,979      63,189,603
                            ----------------  ----------------  ---------------  -------------  ---------------  --------------
INVESTMENT CLASS
  Shares sold                  1,558,203,803       912,175,069    1,365,964,037    536,422,012    6,182,568,768   1,832,535,690
  Reinvestment of
     distributions                         -                 -                -              -           59,369          30,706
  Shares redeemed             (1,447,752,837)     (253,358,770)  (1,343,188,694)  (236,220,414)  (5,893,070,790)   (823,630,537)
                            ----------------  ----------------  ---------------  -------------  ---------------  --------------
     Net increase from
       capital share
       transactions              110,450,966       658,816,299       22,775,343    300,201,598      289,557,347   1,008,935,859
                            ----------------  ----------------  ---------------  -------------  ---------------  --------------
NET INCREASE (DECREASE) IN
  NET ASSETS                   1,681,799,396       667,258,821      (58,626,839)   446,779,129    1,885,943,326   1,072,125,462
NET ASSETS
  Beginning of period          6,861,978,591     6,194,719,770      446,779,129              -    1,072,125,462               -
                            ----------------  ----------------  ---------------  -------------  ---------------  --------------
  End of period             $  8,543,777,987  $  6,861,978,591  $   388,152,290  $ 446,779,129  $ 2,958,068,788  $1,072,125,462
                            ================  ================  ===============  =============  ===============  ==============
Undistributed net
  investment income         $          2,656  $          2,656  $        16,454  $       4,293  $       270,221  $      231,064
                            ================  ================  ===============  =============  ===============  ==============
CHANGE IN SHARES
INSTITUTIONAL CLASS
  Shares sold                 26,439,839,865    13,393,848,853      732,782,120    237,226,991    2,849,055,281     123,692,944
  Reinvestment of
     distributions               197,305,566       283,724,523        2,439,941      2,437,309        8,867,456          24,263
  Shares redeemed            (25,065,922,411)  (13,669,123,906)    (816,618,455)   (93,098,930)  (1,261,536,757)    (60,527,604)
                            ----------------  ----------------  ---------------  -------------  ---------------  --------------
     Net increase
       (decrease) in
       shares                  1,571,223,020         8,449,470      (81,396,394)   146,565,370    1,596,385,980      63,189,603
                            ================  ================  ===============  =============  ===============  ==============
INVESTMENT CLASS
  Shares sold                  1,558,203,803       912,175,069    1,365,964,037    536,422,012    6,182,568,768   1,832,535,690
  Reinvestment of
     distributions                         -                 -                -              -           59,369          30,706
  Shares redeemed             (1,447,752,837)     (253,358,770)  (1,343,188,694)  (236,220,414)  (5,893,070,790)   (823,630,537)
                            ----------------  ----------------  ---------------  -------------  ---------------  --------------
     Net increase in
       shares                    110,450,966       658,816,299       22,775,343    300,201,598      289,557,347   1,008,935,859
                            ================  ================  ===============  =============  ===============  ==============



* The Fund's Institutional Class shares commenced operations on February 7, 2007 and October 25, 2007, respectively.
  The Fund's Investment Class shares commenced operations on October 15, 2007, October 12, 2007 and October 17, 2007, respectively.

                       See Notes to Financial Statements.

                   STATE STREET INSTITUTIONAL INVESTMENT TRUST

                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                      TREASURY MONEY MARKET FUND        TREASURY PLUS MONEY MARKET FUND
                                   --------------------------------    --------------------------------
                                      YEAR ENDED       PERIOD ENDED       YEAR ENDED       PERIOD ENDED
                                     DECEMBER 31,      DECEMBER 31,      DECEMBER 31,      DECEMBER 31,
                                         2008             2007*              2008             2007*
                                   ---------------    -------------    ---------------    -------------
INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM:
OPERATIONS
  Net investment income            $     9,867,025    $   2,064,650    $     8,095,519    $   3,526,061
  Net realized gain on
     investments                           251,491            8,735             12,040                -
                                   ---------------    -------------    ---------------    -------------
     Net increase in net assets
       from operations                  10,118,516        2,073,385          8,107,559        3,526,061
                                   ---------------    -------------    ---------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS
  FROM:
  Net investment income
     Institutional Class                (4,628,479)        (183,308)        (4,620,741)      (1,620,933)
     Investment Class                   (5,238,546)      (1,881,342)        (3,474,778)      (1,905,128)
  Net realized gain on
     investments Institutional
     Class                                (112,043)               -                  -                -
     Investment Class                     (122,060)               -                  -                -
                                   ---------------    -------------    ---------------    -------------
     Total dividends declared          (10,101,128)      (2,064,650)        (8,095,519)      (3,526,061)
                                   ---------------    -------------    ---------------    -------------
NET INCREASE (DECREASE) FROM
  CAPITAL SHARES TRANSACTIONS
INSTITUTIONAL CLASS
  Shares sold                        3,806,097,182       58,349,221      3,348,089,218      366,231,461
  Reinvestment of distributions          4,564,670          114,707            963,791          101,773
  Shares redeemed                   (2,811,393,652)     (21,465,559)    (2,819,325,076)    (158,432,478)
                                   ---------------    -------------    ---------------    -------------
     Net increase from capital
       share transactions              999,268,200       36,998,369        529,727,933      207,900,756
                                   ---------------    -------------    ---------------    -------------
INVESTMENT CLASS
  Shares sold                        4,916,327,114      604,292,386      1,270,385,787      687,161,668
  Reinvestment of distributions                 68                -                  -                -
  Shares redeemed                   (4,323,831,074)    (112,319,049)    (1,308,549,515)    (433,416,365)
                                   ---------------    -------------    ---------------    -------------
     Net increase (decrease) from
       capital share transactions      592,496,108      491,973,337        (38,163,728)     253,745,303
                                   ---------------    -------------    ---------------    -------------
NET INCREASE IN NET ASSETS           1,591,781,696      528,980,441        491,576,245      461,646,059
NET ASSETS
  Beginning of period                  528,980,441                -        461,646,059                -
                                   ---------------    -------------    ---------------    -------------
  End of period                    $ 2,120,762,137    $ 528,980,441    $   953,222,304    $ 461,646,059
                                   ===============    =============    ===============    =============
Undistributed net investment
  income                           $       100,763    $      69,067    $        66,652    $      53,956
                                   ===============    =============    ===============    =============
CHANGE IN SHARES
INSTITUTIONAL CLASS
  Shares sold                        3,806,097,182       58,349,221      3,348,089,218      366,231,461
  Reinvestment of distributions          4,564,670          114,707            963,791          101,773
  Shares redeemed                   (2,811,393,652)     (21,465,559)    (2,819,325,076)    (158,432,478)
                                   ---------------    -------------    ---------------    -------------
     Net increase in shares            999,268,200       36,998,369        529,727,933      207,900,756
                                   ===============    =============    ===============    =============
INVESTMENT CLASS
  Shares sold                        4,916,327,114      604,292,386      1,270,385,786      687,161,668
  Reinvestment of distributions                 68                -                  -                -
  Shares redeemed                   (4,323,831,074)    (112,319,049)    (1,308,549,515)    (433,416,365)
                                   ---------------    -------------    ---------------    -------------
     Net increase (decrease) in
       shares                          592,496,108      491,973,337        (38,163,729)     253,745,303
                                   ===============    =============    ===============    =============




* The Fund's Institutional and Investment Class shares commenced operations on October 25, 2007 and October 24, 2007, respectively.

                       See Notes to Financial Statements.

                   STATE STREET INSTITUTIONAL INVESTMENT TRUST

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period is presented below (A):


                                        NET ASSET                      GAIN                     DISTRIBUTIONS
                                          VALUE          NET          (LOSS)      TOTAL FROM       FROM NET
                                        BEGINNING    INVESTMENT         ON        INVESTMENT      INVESTMENT
PERIOD ENDED DECEMBER 31,               OF PERIOD      INCOME      INVESTMENTS    OPERATIONS        INCOME
-------------------------               ---------    ----------    -----------    ----------    -------------
LIQUID RESERVES FUND
  INSTITUTIONAL CLASS
     2008                                 1.0000       0.0278         0.0000(d)     0.0278         (0.0278)
     2007                                 1.0000       0.0516         0.0000(d)     0.0516         (0.0516)
     2006                                 1.0000       0.0496              -        0.0496         (0.0496)
     2005                                 1.0000       0.0315         0.0000(d)     0.0315         (0.0315)
     2004(e)                              1.0000       0.0066              -        0.0066         (0.0066)
  INVESTMENT CLASS
     2008                                 1.0000       0.0243         0.0000(d)     0.0243         (0.0243)
     2007(e)                              1.0000       0.0097              -        0.0097         (0.0097)
TAX FREE MONEY MARKET FUND
  INSTITUTIONAL CLASS
     2008                                 1.0000       0.0229         0.0000(d)     0.0229         (0.0229)
     2007(e)                              1.0000       0.0309         0.0000(d)     0.0309         (0.0309)
  INVESTMENT CLASS
     2008                                 1.0000       0.0194         0.0000(d)     0.0194         (0.0194)
     2007(e)                              1.0000       0.0065         0.0000(d)     0.0065         (0.0065)
U.S. GOVERNMENT MONEY MARKET FUND
  INSTITUTIONAL CLASS
     2008                                 1.0000       0.0215              -        0.0215         (0.0215)
     2007(e)                              1.0000       0.0081              -        0.0081         (0.0081)
  INVESTMENT CLASS
     2008                                 1.0000       0.0180              -        0.0180         (0.0180)
     2007(e)                              1.0000       0.0084              -        0.0084         (0.0084)



(a) The per share amounts and percentages include the Fund's proportionate share of income and expenses of their corresponding Portfolio.

(b) Total return is calculated assuming a purchase of shares at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at the net asset value per share on the respective payment dates. Total returns for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(c) This voluntary expense reimbursement is reflected in both the net expense and the net income ratios shown above. Without these reimbursements, net investment income would have been lower.

(d)   Amount is less than $0.00005 per share.

(e) The Fund's Institutional shares commenced operations on August 12, 2004, February 7, 2007, and October 25, 2007, respectively.

      The Fund's Investment shares commenced operations on October 15, 2007, October 12, 2007, and October 17, 2007, respectively.

*     Annualized.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------




                                                          RATIOS TO AVERAGE NET ASSETS/ SUPPLEMENTAL DATA(A)
                                   NET ASSET    ----------------------------------------------------------------------
                                     VALUE                                                 NET            VOLUNTARY
                                      END         TOTAL        GROSS         NET       INVESTMENT          EXPENSE
PERIOD ENDED DECEMBER 31,          OF PERIOD    RETURN(B)    EXPENSES     EXPENSES       INCOME       REIMBURSEMENT(C)
-------------------------          ---------    ---------    --------     --------     ----------     ----------------
LIQUID RESERVES FUND
  INSTITUTIONAL CLASS
     2008                            1.0000        2.82%       0.11%        0.11%         2.78%                -
     2007                            1.0000        5.28%       0.13%        0.11%         5.14%             0.02%
     2006                            1.0000        5.07%       0.17%        0.12%         5.07%             0.03%
     2005                            1.0000        3.19%       0.17%        0.14%         3.30%             0.01%
     2004(e)                         1.0000        0.66%       0.23% *      0.15% *       1.67% *              -
  INVESTMENT CLASS
     2008                            1.0000        2.46%       0.46%        0.46%         2.41%                -
     2007(e)                         1.0000        0.97%       0.45% *      0.45% *       4.52% *              -
TAX FREE MONEY MARKET FUND
  INSTITUTIONAL CLASS
     2008                            1.0000        2.31%       0.14%        0.14%         2.29%                -
     2007(e)                         1.0000        3.14%       0.25% *      0.16% *       3.39% *           0.03%
  INVESTMENT CLASS
     2008                            1.0000        1.96%       0.49%        0.49%         1.91%                -
     2007(e)                         1.0000        0.65%       0.49% *      0.49% *       2.90% *              -
U.S. GOVERNMENT MONEY MARKET FUND
  INSTITUTIONAL CLASS
     2008                            1.0000        2.17%       0.14%        0.14%         1.70%                -
     2007(e)                         1.0000        0.82%       0.18% *      0.18% *       4.43% *              -
  INVESTMENT CLASS
     2008                            1.0000        1.81%       0.49%        0.49%         1.75%                -
     2007(e)                         1.0000        0.84%       0.53% *      0.53% *       4.01% *              -
                                     NET ASSETS
                                       END OF
                                       PERIOD
PERIOD ENDED DECEMBER 31,          (000S OMITTED)
-------------------------          --------------
LIQUID RESERVES FUND
  INSTITUTIONAL CLASS
     2008                            $7,774,494
     2007                            $6,203,162
     2006                            $6,194,720
     2005                            $1,639,747
     2004(e)                         $  381,638
  INVESTMENT CLASS
     2008                            $  769,284
     2007(e)                         $  658,816
TAX FREE MONEY MARKET FUND
  INSTITUTIONAL CLASS
     2008                            $   65,171
     2007(e)                         $  146,569
  INVESTMENT CLASS
     2008                            $  322,981
     2007(e)                         $  300,210
U.S. GOVERNMENT MONEY MARKET FUND
  INSTITUTIONAL CLASS
     2008                            $1,659,576
     2007(e)                         $   63,190
  INVESTMENT CLASS
     2008                            $1,298,493
     2007(e)                         $1,008,936



                       See Notes to Financial Statements.

                   STATE STREET INSTITUTIONAL INVESTMENT TRUST

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period is presented below (A):


                               NET ASSET                      GAIN                     DISTRIBUTIONS    DISTRIBUTIONS
                                 VALUE          NET          (LOSS)      TOTAL FROM       FROM NET           FROM
                               BEGINNING    INVESTMENT         ON        INVESTMENT      INVESTMENT        CAPITAL
PERIOD ENDED DECEMBER 31,      OF PERIOD      INCOME      INVESTMENTS    OPERATIONS        INCOME           GAINS
-------------------------      ---------    ----------    -----------    ----------    -------------    -------------
TREASURY MONEY MARKET FUND
  INSTITUTIONAL CLASS
     2008                        1.0000       0.0123         0.0000(d)     0.0123         (0.0123)         (0.0000)(d)
     2007(e)                     1.0000       0.0058         0.0000(d)     0.0058         (0.0058)               -
  INVESTMENT CLASS
     2008                        1.0000       0.0092         0.0000(d)     0.0092         (0.0092)         (0.0000)(d)
     2007(e)                     1.0000       0.0053         0.0000(d)     0.0053         (0.0053)               -
TREASURY PLUS MONEY MARKET
  FUND
  INSTITUTIONAL CLASS
     2008                        1.0000       0.0154         0.0000(d)     0.0154         (0.0154)               -
     2007(e)                     1.0000       0.0074              -        0.0074         (0.0074)               -
  INVESTMENT CLASS
     2008                        1.0000       0.0126         0.0000(d)     0.0126         (0.0126)               -
     2007(e)                     1.0000       0.0068              -        0.0068         (0.0068)               -



(a) The per share amounts and percentages include the Fund's proportionate share of income and expenses of their corresponding Portfolio.

(b) Total return is calculated assuming a purchase of shares at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at the net asset value per share on the respective payment dates. Total returns for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results. If not for voluntary expense reimbursements made to the Funds, total returns would have been lower.

(c) This voluntary expense reimbursement is reflected in both the net expense and the net income ratios shown above. Without these reimbursements, net investment income would have been lower.

(d)   Amount is less than ($0.00005) per share.

(e) The Fund's Institutional shares commenced operations on October 25, 2007 and October 24, 2007, respectively.

      The Fund's Investment shares commenced operations on October 25, 2007 and October 24, 2007, respectively.

*     Annualized.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------





                                             RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA(A)
                             NET ASSET  -----------------------------------------------------------    NET ASSETS
                               VALUE                                       NET         VOLUNTARY         END OF
                                END       TOTAL      GROSS      NET    INVESTMENT       EXPENSE          PERIOD
PERIOD ENDED DECEMBER 31,    OF PERIOD  RETURN(B)  EXPENSES  EXPENSES    INCOME    REIMBURSEMENT(C)  (000S OMITTED)
-------------------------    ---------  ---------  --------  --------  ----------  ----------------  --------------
TREASURY MONEY MARKET FUND
  INSTITUTIONAL CLASS
     2008                      1.0000      1.24%     0.14%     0.13%      0.80%          0.01%         $1,036,263
     2007(e)                   1.0000      0.59%     0.28% *   0.28%*     3.16% *           -          $   36,999
  INVESTMENT CLASS
     2008                      1.0000      0.93%     0.49%     0.42%      0.76%          0.08%         $1,084,500
     2007(e)                   1.0000      0.53%     0.63% *   0.63%*     2.77% *           -          $  491,981
TREASURY PLUS MONEY MARKET
  FUND
  INSTITUTIONAL CLASS
     2008                      1.0000      1.55%     0.16%     0.13%      0.92%          0.03%         $  737,637
     2007(e)                   1.0000      0.74%     0.25% *   0.25%*     3.87% *           -          $  207,901
  INVESTMENT CLASS
     2008                      1.0000      1.27%     0.51%     0.40%      1.06%          0.11%         $  215,585
     2007(e)                   1.0000      0.68%     0.60% *   0.60%*     3.55% *           -          $  253,745



                       See Notes to Financial Statements.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2008

1. ORGANIZATION
State Street Institutional Investment Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and was organized as a business trust under the laws of The Commonwealth of Massachusetts on February 16, 2000. The Trust consists of the following series: the State Street Equity 500 Index Fund, the State Street Equity 400 Index Fund, the State Street Equity 2000 Index Fund, the State Street Aggregate Bond Index Fund, the State Street Institutional Liquid Reserves Fund, the State Street Institutional Tax Free Money Market Fund, the State Street Institutional Limited Duration Bond Fund, the State Street Institutional Short-Term Tax Exempt Bond Fund, the State Street Institutional U.S. Government Money Market Fund, the State Street Institutional Treasury Money Market Fund and the State Street Institutional Treasury Plus Money Market Fund, each of which is a separate diversified series of the Trust. Information presented in these financial statements pertains only to the State Street Institutional Liquid Reserves Fund, the State Street Institutional Tax Free Money Market Fund, the State Street Institutional U.S. Government Money Market Fund, the State Street Institutional Treasury Money Market Fund and the State Street Institutional Treasury Plus Money Market Fund (the "Funds"). The Funds offer three classes of shares: Institutional Class, Investment Class and Service Class. The Funds are authorized to issue an unlimited number of shares, with no par value. Service Class Shares are not yet offered for sale.

The Funds' Institutional Classes commenced operations as follows:



-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
State Street Institutional Liquid Reserves Fund      August 12, 2004
State Street Institutional Tax Free Money Market
  Fund                                               February 7, 2007
-----------------------------------------------------------------------------------
State Street Institutional U.S. Government Money
  Market Fund                                        October 25, 2007
-----------------------------------------------------------------------------------
State Street Institutional Treasury Money Market
  Fund                                               October 25, 2007
-----------------------------------------------------------------------------------
State Street Institutional Treasury Plus Money
  Market Fund                                        October 24, 2007
-----------------------------------------------------------------------------------


The Funds' Investment Classes commenced operations as follows:



-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
State Street Institutional Liquid Reserves Fund      October 15, 2007
State Street Institutional Tax Free Money Market
  Fund                                               October 12, 2007
-----------------------------------------------------------------------------------
State Street Institutional U.S. Government Money
  Market Fund                                        October 17, 2007
-----------------------------------------------------------------------------------
State Street Institutional Treasury Money Market
  Fund                                               October 25, 2007
-----------------------------------------------------------------------------------
State Street Institutional Treasury Plus Money
  Market Fund                                        October 24, 2007
-----------------------------------------------------------------------------------


As of December 31, 2008, the State Street Equity 500 Index Fund, the State Street Institutional Liquid Reserves Fund, the State Street Institutional Tax Free Money Market Fund, the State Street Institutional Short-Term Tax Exempt Bond Fund, the State Street Institutional U.S. Government Money Market Fund, the State Street Institutional Treasury Money Market Fund and the State Street Institutional Treasury Plus Money Market Fund were the only series of the Trust that had commenced operations.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2008

It is the policy of the Funds to maintain a stable net asset value per share of $1.00. However, there is no assurance the Funds will be able to maintain a stable net asset value per share.

Each Fund invests all of its investable assets in interests of its respective Portfolio, each of which is a series of a separately registered investment company called State Street Master Funds. The investment objective and policies of each Portfolio are substantially similar to those of its respective Fund. The value of each Fund's investment in its respective Portfolio reflects the Fund's proportionate interest in the net assets of that Portfolio (99.28% for State Street Institutional Liquid Reserves Fund, and approximately 100.00% for State Street Institutional Tax Free Money Market Fund, State Street Institutional U.S. Government Money Market Fund, State Street Institutional Treasury Money Market Fund and State Street Institutional Treasury Plus Money Market Fund, at December 31, 2008). The performance of each Fund is directly affected by the performance of its respective Portfolio. The financial statements of the Portfolios, including their portfolios of investments, are included elsewhere in this report and should be read in conjunction with the Funds' financial statements.




--------------------------------------------------------------------------------------------
FUND                                     RESPECTIVE PORTFOLIO
--------------------------------------------------------------------------------------------

State Street Institutional Liquid
Reserves Fund                            State Street Money Market Portfolio
--------------------------------------------------------------------------------------------

State Street Institutional Tax Free
  Money Market Fund                      State Street Tax Free Money Market Portfolio
--------------------------------------------------------------------------------------------

State Street Institutional U.S.
  Government
  Money Market Fund                      State Street U.S. Government Money Market Portfolio
--------------------------------------------------------------------------------------------

State Street Institutional Treasury
  Money Market Fund                      State Street Treasury Money Market Portfolio
--------------------------------------------------------------------------------------------

State Street Institutional Treasury
  Plus
  Money Market Fund                      State Street Treasury Plus Money Market Portfolio
--------------------------------------------------------------------------------------------


Generally speaking, an investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; however, the State Street Institutional Liquid Reserves Fund and the State Street Institutional Tax Free Money Market Fund participated in the U.S. Department of Treasury's Temporary Guarantee Program discussed in detail in Note
6. Although the Funds seek to preserve the value of shareholders' investment at $1.00 per share, it is possible to lose money by investing in the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

SECURITY VALUATION - Each Fund records its investment in its respective Portfolio at value. The valuation policies of the Portfolios are discussed in
Note 2 of the Portfolios' Notes to Financial Statements, which are included elsewhere within this report.

The Portfolios adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective for financial statements issued for

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2008


fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The summary of the inputs used for each Portfolio, as of December 31, 2008, in valuing each Portfolio's assets carried at fair value are discussed in Note 2 of the Portfolio's Notes to Financial Statements, which are included elsewhere within this report.

SECURITY TRANSACTIONS, INVESTMENT INCOME AND EXPENSES - Securities transactions are recorded on a trade date basis for financial statement purposes. Net investment income consists of a Fund's pro-rata share of the net investment income of its respective Portfolio, less all expenses of the Fund. Realized gains and losses from security transactions consist of the Fund's pro-rata share of its respective Portfolio's realized gains and losses. Realized gains and losses from security transactions are recorded on the basis of identified cost. Class specific distribution fees are borne by each class. Income, non-class specific expenses, and realized gains and losses are allocated to the respective classes daily on the basis of relative net assets.

DIVIDENDS AND DISTRIBUTIONS - Dividends from net investment income are declared daily and are payable as of the last business day of each month. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are due in part to differing treatments for non-deductible 12b-1 fees.

For the year ended December 31, 2008, permanent differences identified and reclassified among the components of net assets were as follows:




----------------------------------------------------------------------------------------
                                                                           UNDISTRIBUTED
                                                            ACCUMULATED   NET INVESTMENT
                  FUND                    PAID-IN CAPITAL   GAIN (LOSS)    INCOME (LOSS)
---------------------------------------------------------- ------------- ---------------

State Street Institutional Liquid
Reserves Fund                                     -               -              -
---------------------------------------------------------- ------------- ---------------

State Street Institutional Tax Free
  Money Market Fund                               -           $(12,161)       $12,161
---------------------------------------------------------- ------------- ---------------

State Street Institutional U.S.
  Government Money Market Fund                $(39,157)           -           $39,157
---------------------------------------------------------- ------------- ---------------

State Street Institutional Treasury
  Money Market Fund                           $(31,696)           -           $31,696
---------------------------------------------------------- ------------- ---------------

State Street Institutional Treasury Plus
  Money Market Fund                           $(12,696)           -           $12,696
---------------------------------------------------------- ------------- ---------------


Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2008

The tax character of distributions paid to shareholders from ordinary and tax exempt income during the years ended December 31, 2008 and December 31, 2007 was as follows:


------------------------------------------------------------------------------------------
                                         DECEMBER 31, 2008           DECEMBER 31, 2007
------------------------------------------------------------------------------------------
                                       ORDINARY     TAX EXEMPT     ORDINARY     TAX EXEMPT
                                        INCOME        INCOME        INCOME        INCOME
------------------------------------------------------------------------------------------
 State Street Institutional Liquid
  Reserves Fund                      $220,808,686        -       $291,824,535        -
------------------------------------------------------------------------------------------
 State Street Institutional Tax
  Free Money Market Fund                   -        $9,402,896         -        $4,248,597
------------------------------------------------------------------------------------------
 State Street Institutional U.S.
  Government Money Market Fund       $ 32,232,461        -       $  9,905,258        -
------------------------------------------------------------------------------------------
 State Street Institutional
  Treasury Money Market Fund         $ 10,101,128        -       $  2,064,650        -
------------------------------------------------------------------------------------------
 State Street Institutional
  Treasury Plus Money Market Fund    $  8,095,519        -       $  3,526,061        -
------------------------------------------------------------------------------------------



At December 31, 2008, the components of distributable earnings on a tax basis were as follows:


--------------------------------------------------------------------------------------------
                                                     UNDISTRIBUTED
                                    UNDISTRIBUTED      TAX EXEMPT    CAPITAL LOSS
                                   ORDINARY INCOME       INCOME        CARRYOVER      TOTAL
--------------------------------------------------------------------------------------------
 State Street Institutional
  Liquid Reserves Fund                 $121,118             -              -        $121,118
--------------------------------------------------------------------------------------------
 State Street Institutional Tax
  Free Money Market Fund                   -            $16,454         $(5,788)    $ 10,666
--------------------------------------------------------------------------------------------
 State Street Institutional U.S.
  Government Money Market Fund         $270,221             -              -        $270,221
--------------------------------------------------------------------------------------------
 State Street Institutional
  Treasury Money Market Fund           $126,886             -              -        $126,886
--------------------------------------------------------------------------------------------
 State Street Institutional
  Treasury Plus Money Market Fund      $ 78,692             -              -        $ 78,692
--------------------------------------------------------------------------------------------



FEDERAL INCOME TAXES - Each Fund intends to continue to qualify for and elect treatment as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, the Funds will not be subject to federal income taxes to the extent they distribute their taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of their net taxable income and capital gains, if any, the Funds will not be subject to federal excise tax.

At December 31, 2008, the State Street Institutional Liquid Reserves Fund used a capital loss carryover in the amount of $6,948.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2008

At December 31, 2008 the State Street Institutional Tax Free Money Market Fund had a capital loss carryover in the amount of $5,788, all of which may be utilized to offset future net realized capital gains until expiration date of December 31, 2016.

The Funds have reviewed the tax positions for open years as of December 31, 2008, and determined they did not have a liability for any unrecognized tax expenses. The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. As of December 31, 2008, tax years 2005 (or since inception, for Funds formed subsequent to 2005) through 2008 remain subject to examination by the Funds' major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

EXPENSE ALLOCATION: Certain expenses are applicable to multiple Funds. Expenses directly attributable to a Fund are charged to that Fund. Expenses of the Trust that are not directly attributed to a Fund are allocated among the Funds, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the Funds can otherwise be made fairly.

USE OF ESTIMATES: The Funds' financial statements are prepared in accordance with U.S. generally accepted accounting principles that require the use of management estimates. Actual results could differ from those estimates.

3. RELATED PARTY FEES
The Portfolios retain SSgA Funds Management, Inc. ("SSgA FM" or the "Adviser"), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company ("State Street"), as their investment adviser. For such investment advisory services, the Portfolios pay SSgA FM a fee at the annual rate of 0.10% of their average daily net assets. The Funds have also retained SSgA FM to serve as their investment adviser, but pay no advisory fee to SSgA FM as long as the Funds invest substantially all of their assets in the Portfolios or another investment company.

SSgA FM has contractually agreed to cap the total operating expenses of the State Street Institutional Liquid Reserves Fund ("ILR") (exclusive of interest, taxes, extraordinary expenses, the pass-through expenses from the Master Portfolio, distribution and shareholder servicing fees) on an annual basis of 0.05% of the Fund's average daily net assets until April 30, 2009. In addition, effective August 1, 2005, SSgA FM voluntarily agreed to cap the total operating expenses of ILR (exclusive of interest, taxes, extraordinary expenses, the pass-through expenses from the Master Portfolio, distribution and shareholder servicing fees) at 0.02% of the Fund's average daily net assets. This voluntary expense limitation may be revised or canceled at any time without notice. For the year ended December 31, 2008, SSgA FM did not reimburse ILR under these agreements.

SSgA FM has contractually agreed to cap the total operating expenses of the Institutional Tax Free Money Market Fund (not including the pass-through expenses from the Master Portfolio, distribution and shareholder servicing fees or extraordinary expenses) on an annual basis of 0.10% of the Fund's average daily net assets until April 30, 2009. For the year ended December 31, 2008, SSgA FM did not reimburse the Fund under this agreement.

State Street serves as the Funds' administrator and custodian. The Funds each pay State Street annual fees of $25,000 for administration services and $12,000 for custody and accounting services.

The Funds' Investment Class has adopted a plan of distribution pursuant to Rule 12b-1 under the 1940 Act (the "Rule 12b-1 Plan"). Under the Rule 12b-1 Plan, the Funds compensate financial intermediaries

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2008


in connection with the distribution of Fund shares and for services provided to the Funds' shareholders. The Funds' Investment Class Shares, first offered in October 2007, made payments under the Rule 12b-1 Plan at an annual rate of 0.10% of average daily net assets.

Wealth Management Services ("WMS"), a department of State Street, is among the financial intermediaries who may receive fees from the Funds under the Rule 12b-1 Plan. For the year ended December 31, 2008, the table below shows 12b-1 fees received by WMS:


-----------------------------------------------------------------------------
FUND                                                               AMOUNT
-----------------------------------------------------------------------------
State Street Institutional Liquid Reserves Fund                    $  762,564
-----------------------------------------------------------------------------
State Street Institutional Tax Free Money Market Fund                 339,788
-----------------------------------------------------------------------------
State Street Institutional U.S. Government Money Market Fund        1,232,580
-----------------------------------------------------------------------------
State Street Institutional Treasury Money Market Fund                 692,446
-----------------------------------------------------------------------------
State Street Institutional Treasury Plus Money Market Fund            321,732
-----------------------------------------------------------------------------


For the year ended December 31, 2008, other financial intermediaries received payments of $4,513 under the Rule 12b-1 Plan from the State Street Institutional Treasury Plus Money Market Fund.

The Funds may pay fees up to 0.25% of the average daily net assets of the Investment Class to WMS for providing certain services to shareholders and for maintaining shareholder accounts. For the year ended December 31, 2008, the table below shows shareholder servicing fees received by WMS:


-----------------------------------------------------------------------------
FUND                                                               AMOUNT
-----------------------------------------------------------------------------
State Street Institutional Liquid Reserves Fund                    $1,906,410
-----------------------------------------------------------------------------
State Street Institutional Tax Free Money Market Fund                 849,470
-----------------------------------------------------------------------------
State Street Institutional U.S. Government Money Market Fund        3,081,450
-----------------------------------------------------------------------------
State Street Institutional Treasury Money Market Fund               1,731,116
-----------------------------------------------------------------------------
State Street Institutional Treasury Plus Money Market Fund            801,014
-----------------------------------------------------------------------------


For the year ended December 31, 2008, other financial intermediaries received payments of $14,598 for shareholder servicing fees from the State Street Institutional Treasury Plus Money Market Fund.

SSgA FM and WMS voluntarily waived fees in the amounts of $152,706 and $483,213, respectively, for the year ended December 31, 2008, on the State Street Institutional Treasury Money Market Fund.

SSgA FM, WMS, and other financial intermediaries voluntarily waived fees in the amounts of $190,632, $277,445 and $34,764, respectively, for the year ended December 31, 2008, on the State Street Institutional Treasury Plus Money Market Fund.

4. INDEMNIFICATIONS
The Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2008

exposure under these arrangements is unknown as this could involve future claims against the Trust. Management does not expect any significant claims.

5. NEW ACCOUNTING PRONOUNCEMENTS
On March 19, 2008, the FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("FAS 161"). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and believes the impact of adopting FAS 161 will be limited to additional disclosures.

6. TEMPORARY GUARANTEE PROGRAM
On October 8, 2008, the Board of Directors (the "Board") of the Trust approved the participation of the State Street Institutional Liquid Reserves Fund and the State Street Institutional Tax Free Money Market Fund in the U.S. Department of Treasury's Temporary Guarantee Program for Money Market Funds (the "Program"). The Program applies to shares of the Funds held by shareholders as of the close of business as of September 19, 2008 (the "Covered Shareholders").

The Program expires on April 30, 2009. The U.S. Treasury, in its sole discretion, may extend the Guarantee to a later date. The Funds seek to maintain a stable net asset value ("NAV") of $1.00 per share. Subject to certain limitations, the Program will protect Covered Shareholders if a Fund "breaks the buck," meaning that its NAV fall below $.995 per share (the "Guarantee Event"). In order to qualify for this protection, the Funds must liquidate within approximately 30 days after the Guarantee Event. The U.S. Treasury will cover any shortfall between the NAV at the time of liquidation and $1.00 per share for covered shareholders. More information about the Program is available at www.ustreas.gov.

For the year ended December 31, 2008, The State Street Institutional Liquid Reserves Fund and the State Street Institutional Tax Free Money Market Fund paid the U.S. Department of Treasury $1,937,915 and $106,026, respectively, in fees to participate in the Program.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of State Street Institutional Investment Trust:

We have audited the accompanying statements of assets and liabilities of the State Street Institutional Liquid Reserves Fund, State Street Institutional Tax Free Money Market Fund, State Street Institutional U.S. Government Money Market Fund, State Street Institutional Treasury Money Market Fund and State Street Institutional Treasury Plus Money Market Fund (five of the funds constituting State Street Institutional Investment Trust) (the "Funds") as of December 31, 2008, and the related statements of operations for the year then ended, and the statements of changes in net assets and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the State Street Institutional Liquid Reserves Fund, State Street Institutional Tax Free Money Market Fund, State Street Institutional U.S. Government Money Market Fund, State Street Institutional Treasury Money Market Fund and State Street Institutional Treasury Plus Money Market Fund of State Street Institutional Investment Trust at December 31, 2008, the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                                             -s-

Boston, Massachusetts
February 23, 2009

STATE STREET INSTITUTIONAL INVESTMENT TRUST
DECEMBER 31, 2008 (UNAUDITED)

GENERAL INFORMATION

TAX INFORMATION

For federal income tax purposes, the following information is furnished with respect to the Funds' distributions for its fiscal year ended December 31, 2008:

For the State Street Institutional Tax Free Money Market Fund for the year ended December 31, 2008, 100% of the distributions from net investment income are exempt from federal income tax, other than the federal AMT.

Listed below is the percentage of distributions considered qualified interest income eligible for reduced tax withholding rates for foreign shareholders, pursuant to the Internal Revenue Code.

----------------------------------------------------------------------------
                                                                    PERCENT-
FUND                                                                  AGE
----------------------------------------------------------------------------
State Street Institutional Liquid Reserves Fund                       15.73%
----------------------------------------------------------------------------
State Street Institutional Treasury Money Market Fund                100.00%
----------------------------------------------------------------------------
State Street Institutional Treasury Plus Money Market Fund           100.00%
----------------------------------------------------------------------------


PROXY VOTING POLICIES AND PROCEDURES AND RECORD

The Trust has adopted proxy voting procedures relating to portfolio securities held by the Funds. A description of the policies and procedures is available (i) without charge, upon request, by calling (877) 521-4083 or (ii) on the website of the Securities Exchange Commission (the "SEC") at www.sec.gov. Information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ending December 31 is available by February 28 (i) without charge, upon request, by calling (877) 521-4083 or (ii) on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year (as of March and September of each year) on Form N-Q. The Trust's Forms N-Q are available on the SEC's website at www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (877) 521-4083.

ADVISORY AGREEMENT RENEWAL

The Board of Trustees of the Trust met on November 20, 2008 (the "Meeting") to consider the approval of the investment advisory agreements (the "Advisory Agreements") for State Street Institutional Liquid Reserves Fund (the "ILR Fund"), State Street Institutional Tax Free Money Market Fund (the "Tax Free Fund"), State Street Institutional U.S. Government Money Market Fund (the "U.S. Government Fund"), State Street Institutional Treasury Money Market Fund (the "Treasury Fund") and State Street Institutional Treasury Plus Money Market Fund (the "Treasury Plus Fund") (collectively, the "Funds"). In preparation for considering the Advisory Agreements, the Trustees had thoroughly reviewed the renewal materials provided by the investment adviser, which they had requested through independent counsel. In deciding whether to renew the Advisory Agreements, the Trustees considered various factors, including (i) the nature, extent and quality of the services provided by the

STATE STREET INSTITUTIONAL INVESTMENT TRUST
DECEMBER 31, 2008 (UNAUDITED)

GENERAL INFORMATION (CONTINUED)

Advisory Agreement Renewal (continued)

SSgA Funds Management, Inc. (the "Adviser") under the Advisory Agreements, (ii) the investment performance of the Funds, (iii) the costs to the Adviser of its services and profits realized by the Adviser and its affiliates from their relationship with the Trust, (iv) the extent to which economies of scale would be realized if and as the Trust grows and whether the fee levels in the Advisory Agreements reflect these economies of scale, and (v) any additional benefits to the Adviser from its relationship with the Trust.

In considering the nature, extent and quality of the services provided by the Adviser, the Trustees relied on their prior direct experience as Trustees of the Trust as well as on the materials provided at the Meeting. The Board reviewed the Adviser's responsibilities under the Advisory Agreements and noted the experience and expertise that would be appropriate to expect of an adviser to the Funds, which are feeder money market funds in a master-feeder structure. The Trustees reviewed the background and experience of the Adviser's senior management, including those individuals responsible for the investment and compliance operations relating to the investments of the Funds, and the responsibilities of the latter with respect to the Funds. They also considered the resources, operational structures and practices of the Adviser in managing the Funds' investments, in monitoring and securing the Funds' compliance with their investment objectives and policies with respect to their investments and with applicable laws and regulations, and in seeking best execution of portfolio transactions. The Trustees also considered information about the Adviser's overall investment management business, noting that the Adviser manages assets for a variety of institutional investors and that the Adviser and its affiliates had over $1.69 trillion in assets under management as of September 30, 2008, including over $157 billion managed by the Adviser. They reviewed information regarding State Street's business continuity and disaster recovery program. Drawing upon the materials provided and their general knowledge of the business of the Adviser, the Trustees determined that the experience, resources and strength of the Adviser in the management of money market products are exceptional. As discussed more fully below, they also determined that the advisory fees for the Funds were fair and reasonable and that their performance and expense ratios were satisfactory. On the basis of this review, the Trustees determined that the nature and extent of the services provided by the Adviser to the master portfolios and indirectly to the Funds were appropriate, had been of uniformly high quality, and could be expected to remain so.

The Trustees noted that, in view of the investment objectives of the Funds, the investment performance was satisfactory. The Trustees noted that for the ILR Fund and the Tax Free Fund, materials provided by Lipper Inc. at the Meeting indicated that the Funds' performance had been above average for their respective Lipper peer groups for the reported (three-year, one-year and year-to-date, as applicable) periods ending September 30, 2008. For the U.S. Government Fund, the Treasury Fund and the Treasury Plus Fund, none of which had yet posted one-year performance data, the Board determined that there was not yet sufficient information to draw meaningful conclusions about their performance. The Board concluded that, to the extent that meaningful performance data were available, the performance of the Funds was satisfactory.

The Trustees considered the profitability to the Adviser and its affiliate, State Street, of the advisory relationships to the Trust. The Trustees had been provided with data regarding the profitability to the Adviser and its affiliated service providers with respect to the Funds individually, and on an aggregate

STATE STREET INSTITUTIONAL INVESTMENT TRUST
DECEMBER 31, 2008 (UNAUDITED)

GENERAL INFORMATION (CONTINUED)

Advisory Agreement Renewal (continued)

basis, for the year ended June 30, 2008. Having discussed with representatives of the Adviser the methodologies used in computing the costs that formed the bases of the profitability calculations, they concluded that these methodologies were reasonable and turned to the data provided. After discussion and analysis they concluded that, to the extent that the Adviser's and State Street's relationships with the Trust had been profitable to either or both those entities, the profitability was in no case such as to render the advisory fees excessive.

In order better to evaluate the Funds' advisory fees, the Trustees had requested comparative information from Lipper Inc. with respect to fees paid by, and expense ratios of, similar funds. The Trustees found that that the Funds' advisory fees were lower than the average for their respective peer groups, while total expense ratios were lower than average for certain of the Funds' share classes and higher for others; after discussion, they concluded that the data available provided confirmation of the reasonableness of the Adviser's fees. The Trustees noted that the Adviser does not receive any advisory fees from the Funds so long as they invest substantially all of their assets in a master portfolio or in another investment company. The Trustees also considered that to help limit expenses of the ILR Fund and the Tax Free Fund, the Adviser had reduced its advisory fee or otherwise reimbursed expenses for the Funds. The Board determined that the Adviser's fees were fair and reasonable.

In considering whether the Adviser benefits in other ways from its relationship with the Trust, the Trustees also considered whether the Adviser's affiliates may benefit from the Trust's relationship with State Street as fund administrator and custodian. They noted that the Adviser utilizes no soft-dollar arrangements in connection with the master portfolios' brokerage transactions. The Trustees concluded that, to the extent that the Adviser or its affiliates derive other benefits from their relationships with the Trust, those benefits are not so significant as to render the Adviser's fees excessive.

The Board also considered the extent to which economies of scale may be realized by the Funds as assets grow and whether the Funds' fee levels reflect such economies of scale, if any, for the benefit of investors. In considering the matter, the Board determined that, to the extent economies of scale were in fact realized, such economies of scale were shared with the Funds by virtue of advisory fees of comparatively low levels that subsumed economies of scale in the fees themselves. The Trustees also recognized, however, that should sustained, substantial asset growth be realized in the future, it might be necessary to consider additional measures.

On the basis of the foregoing discussions and determinations, without any one factor being dispositive, the Board decided to approve the continuance of the Advisory Agreements.

TRUSTEES AND EXECUTIVE OFFICERS (UNAUDITED)

The table below includes information about the Trustees and Executive Officers of the State Street Institutional Investment Trust, including their:

     - business addresses and ages;

     - principal occupations during the past five years; and

     - other directorships of publicly traded companies or funds.

                                                                                       NUMBER OF
                                                                                       FUNDS IN FUND
NAME, ADDRESS,       POSITION(S)           TERM OF OFFICE        PRINCIPAL             COMPLEX
AND DATE OF BIRTH    HELD WITH             AND LENGTH OF         OCCUPATION DURING     OVERSEEN BY     OTHER DIRECTORSHIPS
("DOB")              TRUST                 TIME SERVED           PAST FIVE YEARS       TRUSTEE*        HELD BY TRUSTEE
-----------------    -----------           --------------        -----------------     -------------   -------------------
INDEPENDENT
  TRUSTEES
Michael F. Holland   Trustee and           Term: Indefinite      Chairman, Holland &   22              Trustee, State
Holland & Company,   Chairman of the       Elected: 7/99         Company L.L.C.                        Street
LLC                  Board                                       (investment                           Institutional
375 Park Avenue                                                  adviser)                              Investment Trust;
New York, NY 10152                                               (1995 - present).                     Director, the
                                                                                                       Holland Series
DOB: 1944                                                                                              Fund, Inc.;
                                                                                                       Director, The China
                                                                                                       Fund, Inc.;
                                                                                                       Chairman and
                                                                                                       Trustee, Scottish
                                                                                                       Widows Investment
                                                                                                       Partnership Trust;
                                                                                                       and Director,
                                                                                                       Reaves Utility
                                                                                                       Income Fund
William L. Boyan     Trustee               Term: Indefinite      Trustee of Old        22              Trustee, State
State Street Master                        Elected: 7/99         Mutual South Africa                   Street
Funds                                                            Master Trust                          Institutional
P.O. Box 5049                                                    (investments)                         Investment Trust;
Boston, MA 02206                                                 (1995 -present);                      and Trustee, Old
                                                                 Chairman emeritus,                    Mutual South Africa
DOB: 1937                                                        Children's Hospital                   Master Trust
                                                                 (1984 - present);
                                                                 Director, Boston
                                                                 Plan For Excellence
                                                                 (non-profit)
                                                                 (1994 - present);
                                                                 President and Chief
                                                                 Operations Officer,
                                                                 John Hancock Mutual
                                                                 Life Insurance
                                                                 Company
                                                                 (1959 - 1999).  Mr.
                                                                 Boyan retired in
                                                                 1999.
Rina K. Spence       Trustee               Term: Indefinite      President of          22              Trustee, State
State Street Master                        Elected: 7/99         SpenceCare                            Street
Funds                                                            International LLC                     Institutional
P.O. Box 5049                                                    (1998 - present);                     Investment Trust;
Boston, MA 02206                                                 Member of the                         Director, Berkshire
                                                                 Advisory Board,                       Life Insurance
DOB: 1948                                                        Ingenium Corp.                        Company of America;
                                                                 (technology                           and Director,
                                                                 company)                              IEmily.com
                                                                 (2001 - present);
                                                                 Chief Executive
                                                                 Officer, IEmily.com
                                                                 (internet company)
                                                                 (2000 - 2001);
                                                                 Chief Executive
                                                                 Officer of
                                                                 Consensus
                                                                 Pharmaceutical,
                                                                 Inc. (1998 - 1999);
                                                                 Founder, President
                                                                 and Chief Executive
                                                                 Officer of Spence
                                                                 Center for Women's
                                                                 Health
                                                                 (1994 - 1998);
                                                                 Trustee, Eastern
                                                                 Enterprise
                                                                 (utilities)
                                                                 (1988 - 2000).
Douglas T. Williams  Trustee               Term: Indefinite      Executive Vice        22              Trustee, State
State Street Master                        Elected: 7/99         President of Chase                    Street
Funds                                                            Manhattan Bank                        Institutional
P.O. Box 5049                                                    (1987 - 1999). Mr.                    Investment Trust
Boston, MA 02206                                                 Williams retired in
                                                                 1999.
DOB: 1940


* The "Fund Complex" consists of eleven series of the Trust and eleven series of State Street Institutional Investment Trust.

                                                                                       NUMBER OF
                                                                 PRINCIPAL             FUNDS IN FUND
NAME, ADDRESS,       POSITION(S)           TERM OF OFFICE        OCCUPATION            COMPLEX
AND DATE OF BIRTH    HELD WITH             AND  LENGTH OF        DURING PAST FIVE      OVERSEEN BY     OTHER DIRECTORSHIPS
("DOB")              TRUST                 TIME SERVED           YEARS                 TRUSTEE*        HELD BY TRUSTEE
-----------------    -------------------   -------------------   -------------------   -------------   -------------------
INTERESTED
  TRUSTEES(1)
James E. Ross        Trustee President     Term: Indefinite      President, SSgA             22        Trustee, State
SSgA Funds                                 Elected Trustee:      Funds Management,                     Street
Management, Inc.                           2/07 Elected          Inc.                                  Institutional
State Street                               President: 4/05       (2005 - present);                     Investment Trust;
Financial                                                        Principal, SSgA                       Trustee, SPDR(R)
Center                                                           Funds Management,                     Series Trust;
One Lincoln Street                                               Inc. (2001 - 2005);                   Trustee, SPDR(R)
Boston, MA 02111-                                                Senior Managing                       Index Shares Trust
2900                                                             Director, State                       and Trustee, Select
                                                                 Street Global                         Sector SPDR(R)
DOB: 1965                                                        Advisors (March                       Trust
                                                                 2006 - present);
                                                                 Principal, State
                                                                 Street Global
                                                                 Advisers
                                                                 (2000 - 2006).
OFFICERS:
Gary L. French       Treasurer             Term: Indefinite      Senior Vice                 --                 --
State Street Bank                          Elected: 5/05         President of State
and Trust Company                                                Street Bank and
2 Avenue de                                                      Trust Company
Lafayette                                                        (2002 - present).
Boston, MA 02111

DOB: 1951
Laura F. Healy       Assistant             Term: Indefinite      Vice President of           --                 --
State Street Bank    Treasurer             Elected: 11/08        State Street Bank
and                                                              and Trust Company
Trust Company                                                    (prior to July 2,
2 Avenue de                                                      2008, Investors
Lafayette                                                        Financial
Boston, MA 02111                                                 Corporation) since
                                                                 2002.
DOB: 1964
Brian D. O'Sullivan  Assistant             Term: Indefinite      Vice President of           --                 --
State Street Bank    Treasurer             Elected: 11/08        State Street Bank
and                                                              and Trust Company
Trust Company                                                    (2007 - present)
801 Pennsylvania                                                 with which he has
Avenue                                                           been affiliated
Kansas City, MO                                                  with since 1997.
64105

DOB: 1975
Peter T. Sattelmair  Assistant             Term: Indefinite      Director of Fund            --                 --
State Street Bank    Treasurer             Elected: 11/08        Administration of
and                                                              State Street Bank
Trust Company                                                    and Trust Company
801 Pennsylvania                                                 (2007 - present)
Avenue                                                           with which he has
Kansas City, MO                                                  been affiliated
64105                                                            with since 1999.

DOB: 1977
Julie Piatelli       Chief Compliance      Term: Indefinite      Principal and               --                 --
SSgA Funds           Officer               Elected: 7/07         Senior Compliance
Management, Inc.                                                 and Risk Management
State Street                                                     Officer, SSgA Funds
Financial                                                        Management, Inc.
Center                                                           (2004 - present),
One Lincoln Street                                               Vice President
Boston, MA 02111                                                 State Street Global
                                                                 Advisors
DOB: 1967                                                        (2004 - present).


* The "Fund Complex" consists of eleven series of the Trust and eleven series of State Street Institutional Investment Trust.

(1) Mr. Ross is an Interested Trustee because of his employment by SSgA Funds Management, Inc., an affiliate of the Trust.

                                                                                       NUMBER OF
                                                                 PRINCIPAL             FUNDS IN FUND
NAME, ADDRESS,       POSITION(S)           TERM OF OFFICE        OCCUPATION            COMPLEX
AND DATE OF BIRTH    HELD WITH             AND  LENGTH OF        DURING PAST FIVE      OVERSEEN BY     OTHER DIRECTORSHIPS
("DOB")              TRUST                 TIME SERVED           YEARS                 TRUSTEE*        HELD BY TRUSTEE
-----------------    -------------------   -------------------   -------------------   -------------   -------------------
OFFICERS: (CONTINUED)

Nancy L. Conlin      Secretary             Term: Indefinite      Vice President and          --                 --
State Street Bank                          Elected: 2/09         Managing Counsel,
and                                                              State Street Bank
Trust Company                                                    and Trust Company
2 Avenue de                                                      (2007- present);
Lafayette                                                        General Counsel,
Boston, MA 02111                                                 Plymouth Rock
                                                                 Companies
DOB: 1953                                                        (2004 - 2007).

Brian C. Poole       Assistant Secretary   Term: Indefinite      Vice President and          --                 --
State Street Bank                          Elected 9/08          Counsel
and                                                              (2008 - present)
Trust Company                                                    and Associate
4 Copley Place,                                                  Counsel
5th Floor                                                        (2004 - 2007),
Boston, MA 02116                                                 State Street Bank
                                                                 and Trust Company
DOB: 1971                                                        (formerly Investors
                                                                 Bank and Trust
                                                                 Company); Legal
                                                                 Product Manager,
                                                                 Fidelity
                                                                 Investments
                                                                 (2000 - 2004).


* The "Fund Complex" consists of eleven series of the Trust and eleven series of State Street Institutional Investment Trust.

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling (toll free) 877-521-4083.

TRUSTEES
Michael F. Holland
William L. Boyan
Rina K. Spence
Douglas T. Williams
James E. Ross

INVESTMENT ADVISER
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111

CUSTODIAN
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111

ADMINISTRATOR
State Street Bank and Trust Company
801 Pennsylvania Avenue
Kansas City, MO 64105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

LEGAL COUNSEL
Ropes & Gray LLP
One International Place
Boston, MA 02110

TRANSFER AGENT
ALPS Fund Services, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

DISTRIBUTOR
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

INVESTORS SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND CAREFULLY BEFORE INVESTING. A PROSPECTUS WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND CAN BE OBTAINED BY CALLING 1-877-521-4083, OR BY TALKING TO YOUR FINANCIAL ADVISOR. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Institutional Investment Trust
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206

                   STATE STREET INSTITUTIONAL INVESTMENT TRUST
                 State Street Institutional Liquid Reserves Fund
              State Street Institutional Tax Free Money Market Fund
                                March 6, 2009

This letter provides additional information beyond that which is contained in the Annual Report dated December 31, 2008 concerning the Temporary Guarantee Program for Money Market Funds of the United States Department of the Treasury (the "Program"). Please retain this letter with the Annual Report for future reference.

State Street Institutional Liquid Reserves Fund and State Street Institutional Tax Free Money Market Fund (each, a "Fund," and collectively, the "Funds") participate in the Program.

The Program provides a guarantee to shareholders of the Funds based on the number of shares invested in a Fund at the close of business on September 19, 2008. Any increase in the number of shares an investor holds in a Fund after the close of business on September 19, 2008 will not be guaranteed. If a shareholder closes his/her account with a Fund or broker-dealer, any future investment in a Fund will not be guaranteed. If the number of shares an investor holds in a Fund fluctuates, the investor will be covered by the Program for either the number of shares held as of the close of business on September 19, 2008 or the then current amount, whichever is less. The Program terminates on April 30, 2009, but may be extended by the Treasury Department until no later than September 18, 2009.

AN INVESTMENT IN THE FUNDS IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR, EXCEPT IN RESPECT OF THE PROGRAM, ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A FUND.

BEFORE INVESTING, CAREFULLY CONSIDER A FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. A PROSPECTUS WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUNDS CAN BE OBTAINED BY CALLING 1-877-521-4083. READ CAREFULLY BEFORE INVESTING.

State Street Institutional Investment Trust Funds are distributed by ALPS Distributors, Inc.

             NOT FDIC INSURED -- May Lose Value - No bank guarantee

                            STATE STREET MASTER FUNDS

                                  ANNUAL REPORT

                                DECEMBER 31, 2008


                       STATE STREET MONEY MARKET PORTFOLIO

                  STATE STREET TAX FREE MONEY MARKET PORTFOLIO

               STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO

                  STATE STREET TREASURY MONEY MARKET PORTFOLIO

                STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO

STATE STREET MASTER FUNDS

EXPENSE EXAMPLE

As a shareholder of the below listed Portfolios, you incur ongoing costs, which include costs for portfolio management and administrative services, among others. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2008 to December 31, 2008.

The table below illustrates your Portfolio's costs in two ways:

     - BASED ON ACTUAL FUND RETURN. This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading "Expenses Paid During Period".

     - BASED ON HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case- because the return used is not the Portfolio's actual return- the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended December 31, 2008


-----------------------------------------------------------------------------------------
                                          BEGINNING           ENDING        EXPENSES PAID
                                        ACCOUNT VALUE     ACCOUNT VALUE         DURING
                                         JULY 1, 2008   DECEMBER 31, 2008      PERIOD *
-----------------------------------------------------------------------------------------
BASED ON ACTUAL PORTFOLIO RETURN
-----------------------------------------------------------------------------------------
Money Market Portfolio                    $1,000.00         $1,010.70           $0.51
-----------------------------------------------------------------------------------------
Tax Free Money Market Portfolio           $1,000.00         $1,011.00           $0.51
-----------------------------------------------------------------------------------------
U.S. Government Money Market Portfolio    $1,000.00         $1,008.00           $0.61
-----------------------------------------------------------------------------------------
Treasury Money Market Portfolio           $1,000.00         $1,004.20           $0.60
-----------------------------------------------------------------------------------------
Treasury Plus Money Market Portfolio      $1,000.00         $1,004.60           $0.60
-----------------------------------------------------------------------------------------

STATE STREET MASTER FUNDS

-----------------------------------------------------------------------------------------
                                          BEGINNING           ENDING        EXPENSES PAID
                                        ACCOUNT VALUE     ACCOUNT VALUE         DURING
                                         JULY 1, 2008   DECEMBER 31, 2008      PERIOD *
-----------------------------------------------------------------------------------------
BASED ON HYPOTHETICAL (5% RETURN
  BEFORE EXPENSES)
-----------------------------------------------------------------------------------------
Money Market Portfolio                    $1,000.00         $1,024.63           $0.51
-----------------------------------------------------------------------------------------
Tax Free Money Market Portfolio           $1,000.00         $1,024.63           $0.51
-----------------------------------------------------------------------------------------
U.S. Government Money Market Portfolio    $1,000.00         $1,024.53           $0.61
-----------------------------------------------------------------------------------------
Treasury Money Market Portfolio           $1,000.00         $1,024.53           $0.61
-----------------------------------------------------------------------------------------
Treasury Plus Money Market Portfolio      $1,000.00         $1,024.53           $0.61
-----------------------------------------------------------------------------------------


  * The calculations are based on expenses incurred in the most recent six-month period of the Portfolios. Each Portfolio's annualized average weighted expense ratio as of December 31, 2008 was as follows:

Money Market Portfolio                         0.10%

----------------------------------------------------

Tax Free Money Market Portfolio                0.10%
----------------------------------------------------

U.S. Government Money Market Portfolio         0.12%
----------------------------------------------------

Treasury Money Market Portfolio                0.12%
----------------------------------------------------

Treasury Plus Money Market Portfolio           0.12%
----------------------------------------------------


  The dollar amounts shown as "Expenses Paid" are equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

STATE STREET MASTER FUNDS

STATE STREET MONEY MARKET PORTFOLIO
PORTFOLIO STATISTICS (UNAUDITED)


PORTFOLIO COMPOSITION*                                          DECEMBER 31, 2008

---------------------------------------------------------------------------------
Repurchase Agreements                                                        42.2%
---------------------------------------------------------------------------------
Yankee Certificates of Deposit                                               27.3
---------------------------------------------------------------------------------
Commercial Paper                                                             20.4
---------------------------------------------------------------------------------
Eurodollar Certificates of Deposit                                            4.1
---------------------------------------------------------------------------------
U.S. Government Agency Obligations                                            1.7
---------------------------------------------------------------------------------
Bank Notes                                                                    1.2
---------------------------------------------------------------------------------
Certificates of Deposit                                                       1.2
---------------------------------------------------------------------------------
Master Notes                                                                  1.2
---------------------------------------------------------------------------------
Medium Term Notes                                                             0.6
---------------------------------------------------------------------------------
Other Assets in Excess of Liabilities                                         0.1
---------------------------------------------------------------------------------
TOTAL                                                                       100.0%
---------------------------------------------------------------------------------




MATURITY LADDER*                                                DECEMBER 31, 2008
---------------------------------------------------------------------------------
0-3 Days                                                                     42.3%
---------------------------------------------------------------------------------
4-90 Days                                                                    54.2
---------------------------------------------------------------------------------
90+ Days                                                                      3.5
---------------------------------------------------------------------------------
TOTAL                                                                       100.0%
---------------------------------------------------------------------------------
Average days to maturity                                                       33
---------------------------------------------------------------------------------


* As a percentage of net assets as of the date indicated. The Portfolio's composition will vary over time.

                       STATE STREET MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                                DECEMBER 31, 2008


NAME OF ISSUER                             INTEREST    MATURITY       PRINCIPAL        AMORTIZED
AND TITLE OF ISSUE                           RATE        DATE          AMOUNT            COST
------------------                         --------   ----------   --------------   --------------
COMMERCIAL PAPER - 20.4%
ASSET BACKED COMMERCIAL PAPER CREDIT
  ARBITRAGE - 1.2%
  Aspen Funding Corp.(a)                     1.950%   01/12/2009   $  100,000,000   $   99,940,417
                                                                                    --------------
ASSET BACKED COMMERCIAL PAPER
  HYBRID - 3.5%
  Cancara Asset Securitization LLC(a)        2.050%   01/26/2009      200,000,000      199,715,278
  Cancara Asset Securitization LLC(a)        2.100%   01/29/2009      100,000,000       99,836,666
                                                                                    --------------
                                                                                       299,551,944
                                                                                    --------------
ASSET BACKED COMMERCIAL PAPER RECEIVABLES
  AND SECURITIES - 4.3%
  Alpine Securitization(a)                   1.400%   01/13/2009      100,000,000       99,953,333
  Gemini Security Corp. LLC(a)               1.950%   01/20/2009       75,000,000       74,922,813
  Gemini Security Corp. LLC(a)               1.950%   02/23/2009      100,000,000       99,712,917
  Ranger Funding Co. LLC(a)                  0.500%   04/02/2009      100,000,000       99,873,611
                                                                                    --------------
                                                                                       374,462,674
                                                                                    --------------
ASSET BACKED SECURITIES OTHER - 2.9%
  Solitaire Funding LLC(a)                   2.150%   02/18/2009      250,000,000      249,283,333
                                                                                    --------------
BANK DOMESTIC - 1.1%
  JPMorgan Chase & Co.                       2.910%   03/10/2009      100,000,000       99,450,333
                                                                                    --------------
BANK FOREIGN - 3.9%
  Australia & New Zealand Banking
     Group(a)                                1.990%   03/18/2009       20,000,000       19,915,978
  Australia & New Zealand Banking
     Group(a)                                1.990%   03/23/2009       20,000,000       19,910,450
  National Australia Funding
     (Delaware)(a)                           1.770%   02/02/2009      100,000,000       99,842,667
  National Australia Funding
     (Delaware)(a)                           1.750%   03/06/2009       36,000,000       35,888,000
  Nordea North America, Inc.                 2.020%   02/04/2009       36,000,000       35,931,320
  Nordea North America, Inc.                 2.020%   02/05/2009       36,000,000       35,929,300
  Westpac Banking Corp.(a)                   1.940%   03/04/2009       30,000,000       29,899,767
  Westpac Banking Corp.(a)                   1.940%   03/05/2009       30,000,000       29,898,150
  Westpac Banking Corp.(a)                   1.940%   03/06/2009       30,000,000       29,896,533
                                                                                    --------------
                                                                                       337,112,165
                                                                                    --------------
DIVERSIFIED FINANCIAL SERVICES - 3.5%
  GE Capital Temporary Liquidity
     Guarantee Program                       1.500%   01/26/2009       75,000,000       74,921,875
  GE Capital Temporary Liquidity
     Guarantee Program                       1.500%   02/02/2009      100,000,000       99,866,667
  GE Capital Temporary Liquidity
     Guarantee Program                       1.450%   03/04/2009       50,000,000       49,875,139
  GE Capital Temporary Liquidity
     Guarantee Program                       1.350%   04/10/2009       75,000,000       74,721,562
                                                                                    --------------
                                                                                       299,385,243
                                                                                    --------------
TOTAL COMMERCIAL PAPER                                                               1,759,186,109
                                                                                    --------------


                       See Notes to Financial Statements.

                       STATE STREET MONEY MARKET PORTFOLIO
                     PORTFOLIO OF INVESTMENTS -- (CONTINUED)
                                DECEMBER 31, 2008

NAME OF ISSUER                             INTEREST    MATURITY       PRINCIPAL        AMORTIZED
AND TITLE OF ISSUE                           RATE        DATE          AMOUNT            COST
------------------                         --------   ----------   --------------   --------------
CERTIFICATES OF DEPOSIT - 1.2%
BANK DOMESTIC - 1.2%
  Bank of America NA(b)                      2.150%   03/17/2009   $  100,000,000   $  100,000,000
                                                                                    --------------
TOTAL CERTIFICATES OF DEPOSIT                                                          100,000,000
                                                                                    --------------
EURO CERTIFICATES OF DEPOSIT - 4.1%
BANK FOREIGN - 4.1%
  Commonwealth Bank of Australia             1.950%   02/04/2009      100,000,000      100,000,941
  ING Bank Amsterdam                         1.680%   02/18/2009       50,000,000       50,000,000
  ING Bank Amsterdam                         1.680%   02/19/2009       50,000,000       50,000,000
  ING Bank Amsterdam                         1.490%   03/16/2009      150,000,000      150,000,000
                                                                                    --------------
TOTAL EURO CERTIFICATES OF DEPOSIT                                                     350,000,941
                                                                                    --------------
YANKEE CERTIFICATES OF DEPOSIT - 27.3%
BANK FOREIGN - 27.3%
  Banco Bilbao Vizcaya                       0.530%   01/22/2009      100,000,000      100,000,583
  Banco Bilbao Vizcaya                       2.215%   03/05/2009      200,000,000      200,000,000
  Barclays Bank PLC NY(b)                    1.730%   01/15/2009      125,000,000      125,000,000
  BNP Paribas                                1.200%   03/24/2009      200,000,000      200,000,000
  BNP Paribas                                1.250%   04/20/2009      100,000,000      100,000,000
  Calyon NY                                  3.030%   02/17/2009      300,000,000      300,000,000
  National Australia Bank                    2.900%   01/13/2009      150,000,000      150,000,000
  Nordea Bank PLC                            2.935%   02/12/2009      200,000,000      200,003,153
  Raboban Nederland                          1.700%   03/02/2009      150,000,000      150,000,000
  Royal Bank of Canada NY                    1.610%   01/20/2009      250,000,000      250,001,316
  Societe Generale NY                        2.100%   02/02/2009      250,000,000      250,000,000
  Svenska Handelsbanken NY                   1.980%   01/28/2009      200,000,000      200,001,495
  Toronto Dominion Bank NY                   1.750%   01/14/2009      100,000,000      100,000,000
  Toronto Dominion Bank NY                   2.130%   04/03/2009       28,000,000       28,000,000
                                                                                    --------------
TOTAL YANKEE CERTIFICATES OF DEPOSIT                                                 2,353,006,547
                                                                                    --------------
BANK NOTES - 1.2%
BANK DOMESTIC - 1.2%
  Bank of America NA(b)                      2.358%   02/15/2009      100,000,000      100,000,000
                                                                                    --------------
TOTAL BANK NOTES                                                                       100,000,000
                                                                                    --------------
MASTER NOTE - 1.2%
  Goldman Sachs Group, Inc.(b)(c)            1.208%   01/20/2009      100,000,000      100,000,000
                                                                                    --------------
TOTAL MASTER NOTE                                                                      100,000,000
                                                                                    --------------


                       See Notes to Financial Statements.

                       STATE STREET MONEY MARKET PORTFOLIO
                     PORTFOLIO OF INVESTMENTS -- (CONTINUED)
                                DECEMBER 31, 2008

NAME OF ISSUER                             INTEREST    MATURITY       PRINCIPAL        AMORTIZED
AND TITLE OF ISSUE                           RATE        DATE          AMOUNT            COST
------------------                         --------   ----------   --------------   --------------
MEDIUM TERM NOTES - 0.6%
CONSUMER NON-CYCLICAL - 0.6%
  Procter & Gamble Co.(b)                    2.216%   03/09/2009   $   28,000,000   $   28,000,000
  Procter & Gamble International Funding
     SCA(b)                                  2.309%   02/19/2009       24,000,000       24,000,000
                                                                                    --------------
TOTAL MEDIUM TERM NOTES                                                                 52,000,000
                                                                                    --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 1.7%
SOVEREIGN - 1.7%
  Fannie Mae Discount Notes                  2.500%   02/09/2009       75,000,000       74,796,875
  Freddie Mac Discount Notes                 2.600%   02/17/2009       75,000,000       74,745,417
                                                                                    --------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                               149,542,292
                                                                                    --------------
REPURCHASE AGREEMENTS - 42.2%
  Bank of America Tri Party Repo, dated
  12/31/08 (collateralized by Federal
  National Mortgage Association,
  4.625% - 5.000% due 10/15/14 - 03/15/16
  and Federal Home Loan Mortgages, 0.000%
  due 09/15/09 - 09/30/09 valued at
  $128,520,724); proceeds $126,000,070       0.010%   01/02/2009      126,000,000      126,000,000
  Bank of America Tri Party Repo, dated
  12/31/08 (collateralized by U.S.
  Treasury Bond, 4.500% due 05/15/38
  valued at $25,500,065); proceeds
  $25,000,014                                0.010%   01/02/2009       25,000,000       25,000,000
  Bank of America Tri Party Repo, dated
  12/31/08 (collateralized by Federal
  National Mortgage Association, 5.000%
  due 12/01/38 and Government National
  Mortgage Association, 6.000% due
  09/20/38 valued at $1,249,500,001);
  proceeds $1,225,005,444                    0.080%   01/02/2009    1,225,000,000    1,225,000,000
  Barclays Capital Tri Party Repo, dated
  12/31/08 (collateralized by Federal
  Home Loan Mortgage, 0.000% - 7.000% due
  07/15/14 - 05/15/38 Federal National
  Mortgage Association, 0.000% - 6.500%
  due 05/25/15 - 09/01/38 and Government
  National Mortgage Association,
  4.000% - 6.000% due 03/20/38 - 10/20/38
  valued at $357,000,000); proceeds
  $350,001,167                               0.060%   01/02/2009      350,000,000      350,000,000
  Deutsche Bank Tri Party Repo, dated
  12/31/08 (collateralized by a Federal
  Home Loan Bank, 4.500% due 11/15/12
  Federal Home Loan Mortgage,
  0.000% - 5.500% due 03/10/09 - 06/15/37
  and Federal National Mortgage
  Association, 4.060% - 6.625% due
  03/19/13 - 11/01/37 valued at
  $29,580,000); proceeds $29,000,081         0.050%   01/02/2009       29,000,000       29,000,000
  Deutsche Bank Tri Party Repo, dated
  12/31/08 (collateralized by a Federal
  Home Loan Bank, 4.500% due 11/15/12
  Federal Home Loan Mortgage,
  0.000% - 5.500% due 03/10/09 - 06/15/37
  and Federal National Mortgage
  Association, 4.060% - 6.625% due
  03/19/13 - 11/01/37 valued at
  $357,000,000); proceeds $350,001,944       0.100%   01/02/2009      350,000,000      350,000,000


                       See Notes to Financial Statements.

                       STATE STREET MONEY MARKET PORTFOLIO
                     PORTFOLIO OF INVESTMENTS -- (CONTINUED)
                                DECEMBER 31, 2008

NAME OF ISSUER                             INTEREST    MATURITY       PRINCIPAL        AMORTIZED
AND TITLE OF ISSUE                           RATE        DATE          AMOUNT            COST
------------------                         --------   ----------   --------------   --------------
REPURCHASE AGREEMENTS (CONTINUED)

  ING Tri Party Repo, dated 12/31/08
  (collateralized by various U.S.
  Government Obligations, 0.000% - 7.000%
  due 04/15/16 - 10/01/38 valued at
  $1,020,000,039); proceeds
  $1,000,002,222                             0.040%   01/02/2009   $1,000,000,000   $1,000,000,000
  UBS Warburg Tri Party Repo, dated
  12/31/08 (collateralized by Federal
  National Mortgage Association,
  0.000% - 15.500% due
  01/01/09 - 05/01/47 valued at
  $539,176,695); proceeds $528,603,056       0.070%   01/02/2009      528,601,000      528,601,000
                                                                                    --------------
TOTAL REPURCHASE AGREEMENTS                                                          3,633,601,000
                                                                                    --------------
TOTAL INVESTMENTS+ - 99.9%                                                           8,597,336,889
OTHER ASSETS IN EXCESS OF
  LIABILITIES - 0.1%                                                                     8,568,250
                                                                                    --------------
NET ASSETS - 100.0%                                                                 $8,605,905,139
                                                                                    ==============



--------

   (a) Security subject to restrictions on resale under federal securities laws, which may only be resold upon registration under the Securities Act of 1933, as amended ("1933 Act") or in transactions exempt from registration, including sales to qualified institutional buyers pursuant to Rule 144A of the 1933 Act. The Portfolio does not have the right to demand that this security be registered.

   (b) Variable Rate Security - Interest Rate is in effect as of December 31, 2008.

   (c) Security subject to restrictions on resale and deemed by the Adviser to be illiquid. The Portfolio may not invest more than 10% of its net assets in illiquid securities. At December 31, 2008, this security represents 1.16% of net assets.

    +  See Note 2 of the Notes to Financial Statements.


                       See Notes to Financial Statements.

STATE STREET TAX FREE MONEY MARKET PORTFOLIO
PORTFOLIO STATISTICS (UNAUDITED)


PORTFOLIO COMPOSITION*                                          DECEMBER 31, 2008

---------------------------------------------------------------------------------
Cash/Money Market Fund                                                       25.4%
---------------------------------------------------------------------------------
Education                                                                    16.6
---------------------------------------------------------------------------------
Health                                                                       11.0
---------------------------------------------------------------------------------
General Obligations                                                           7.6
---------------------------------------------------------------------------------
Transportation                                                                6.7
---------------------------------------------------------------------------------
Electric Power                                                                6.1
---------------------------------------------------------------------------------
Utility                                                                       5.6
---------------------------------------------------------------------------------
Pre Refunded/Escrow to Maturity                                               4.7
---------------------------------------------------------------------------------
Water & Sewer                                                                 4.6
---------------------------------------------------------------------------------
Tax Revenue                                                                   3.9
---------------------------------------------------------------------------------
Housing Revenue                                                               3.1
---------------------------------------------------------------------------------
Industrial Revenue/Pollution Control Revenue                                  1.9
---------------------------------------------------------------------------------
Portfolio Revenue                                                             1.5
---------------------------------------------------------------------------------
Water Revenue                                                                 0.6
---------------------------------------------------------------------------------
Public Agency                                                                 0.4
---------------------------------------------------------------------------------
Transportation Revenue                                                        0.3
---------------------------------------------------------------------------------
TOTAL                                                                       100.0%
---------------------------------------------------------------------------------




MATURITY LADDER*                                                DECEMBER 31, 2008
---------------------------------------------------------------------------------
0-3 Days                                                                     63.9%
---------------------------------------------------------------------------------

4-90 Days                                                                    27.5
---------------------------------------------------------------------------------

90+ Days                                                                      8.6
---------------------------------------------------------------------------------

TOTAL                                                                       100.0%
---------------------------------------------------------------------------------

Average days to maturity                                                       16
---------------------------------------------------------------------------------


* As a percentage of net assets as of the date indicated. The Portfolio's composition will vary over time.

                  STATE STREET TAX FREE MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                                DECEMBER 31, 2008


                                                                         DATE
                                                  PRINCIPAL    RATE       OF          VALUE
                                                   AMOUNT       %      MATURITY         $
                                                 ----------   -----   ----------   ----------
SHORT-TERM TAX-EXEMPT OBLIGATIONS - 74.2%
ALABAMA - 1.0%
Lower Alabama Gas District Supply Revenue
  Bonds, Series A, LIQ: Societe Generale(a)       3,796,000   1.200   01/01/2009    3,796,000
                                                                                   ----------
ARIZONA - 2.1%
Arizona School District, COP                      5,000,000   3.000   07/30/2009    5,038,886
City of Scottsdale Arizona, GO Unlimited(b)       3,000,000   5.500   07/01/2009    3,055,052
                                                                                   ----------
                                                                                    8,093,938
                                                                                   ----------
CALIFORNIA - 1.6%
California School Cash Reserve Program
  Authority, COPs, Series A, LOC: Bank NA         2,000,000   3.000   07/06/2009    2,013,583
California Statewide Communities Development
  Authority, Revenue Bonds, Corporation Funding
  for Housing, Series A(b)                        1,850,000   6.500   12/01/2009    1,992,891
Metropolitan Water District of Southern
  California Waterworks Revenue Bonds, Series
  A, SPA: Landesbank Baden-Wuerttemberg(a)        2,055,000   0.800   01/01/2009    2,055,000
                                                                                   ----------
                                                                                    6,061,474
                                                                                   ----------
COLORADO - 2.5%
City of Colorado Springs Colorado Utilities
  Revenue Bonds, Sub Lien Improvement, Series
  A, SPA: Dexia Credit Local(a)                   3,925,000   2.250   01/01/2009    3,925,000
Colorado Department of Transportation, Revenue
  Bonds, Antic Notes                              1,000,000   5.250   06/15/2009    1,018,011
University of Colorado Hospital Authority
  Revenue Bonds, Series A, SPA: Wachovia Bank
  N.A.(a)                                         4,700,000   3.500   01/07/2009    4,700,000
                                                                                   ----------
                                                                                    9,643,011
                                                                                   ----------

DELAWARE - 0.4%
Delaware State EDA, Hospital Billing, Series A,
  LOC: JP Morgan Chase Bank(a)                    1,500,000   0.870   01/07/2009    1,500,000
                                                                                   ----------
DISTRICT OF COLUMBIA - 2.4%
District of Columbia Revenue Bonds, ROCs RR II
  R-11247, INS: BHAC-CR MBIA, LIQ: Citibank
  N.A.(a)                                         9,480,000   1.380   01/01/2009    9,480,000
                                                                                   ----------
FLORIDA - 1.4%
Orlando Florida Utilities Commission Water &
  Electric Revenue Bonds, Series B, SPA:
  Suntrust Bank(a)                                5,400,000   0.750   01/07/2009    5,400,000
                                                                                   ----------

GEORGIA - 14.3%
De Kalb County Georgia, Revenue Bonds, Series
  2008-072, LIQ: Dexia Credit Local(a)           15,750,000   4.000   01/01/2009   15,750,000
Georgia Local Government Certificate of
  Participation, Series O LIQ: Bank of America
  N.A.(a)                                         5,420,000   4.250   01/01/2009    5,420,000
Georgia Municipal Gas Authority, Revenue Bonds,
  Series B, LOC: Wachovia Bank, and JP Morgan
  Chase Bank(a)                                  12,000,000   1.400   01/01/2009   12,000,000
Municipal Electric Authority Georgia, Gen C
  Rmkt, INS: GO of Participants, LOC:
  Bayerische Landesbank(a)                        1,500,000   0.800   01/07/2009    1,500,000


                       See Notes to Financial Statements.

                  STATE STREET TAX FREE MONEY MARKET PORTFOLIO
                     PORTFOLIO OF INVESTMENTS -- (CONTINUED)
                                DECEMBER 31, 2008

                                                                         DATE
                                                  PRINCIPAL    RATE       OF          VALUE
                                                   AMOUNT       %      MATURITY         $
                                                 ----------   -----   ----------   ----------
GEORGIA (CONTINUED)

Municipal Electric Authority of Georgia Revenue
  Bonds, PJ One SUB D RMKT, INS: FSA, SPA:
  Dexia Credit Local(a)                           7,800,000   3.750   01/07/2009    7,800,000
Roswell Georgia Housing Authority Multifamily
  Revenue Bonds, Chambrel Roswell, INS: Fannie
  Mae, LIQ: Fannie Mae(a)                        11,980,000   1.150   01/01/2009   11,980,000
State of Georgia, GO, Series B                    1,000,000   6.250   04/01/2009    1,011,078
                                                                                   ----------
                                                                                   55,461,078
                                                                                   ----------
ILLINOIS - 7.8%
Chicago Illinois Board of Education, GO
  Unlimited, Series D, INS: FSA, SPA:
Dexia Credit Local(a)                             2,000,000   5.000   01/01/2009    2,000,000
Chicago Illinois Board of Education, Series C,
  GO, INS: FSA, SPA: Dexia Public Finance(a)      1,950,000   3.400   01/01/2009    1,950,000
Illinois Development Finance Authority Revenue
  Bonds, Chicago Educational TV Assignment,
  Series A, LOC: Lasalle Bank N.A.(a)             1,900,000   0.800   01/07/2009    1,900,000
Illinois Development Finance Authority Revenue
  Bonds, World Communications, Inc., LOC:
  Lasalle Bank N.A.(a)                            1,500,000   0.800   01/07/2009    1,500,000
Illinois Finance Authority Revenue Bonds,
  Northwestern University, Series B(a)            9,800,000   0.400   01/07/2009    9,800,000
Illinois State Toll Highway Authority, Revenue
  Bonds, Series A-1, SPA: Dexia Credit Local(a)  13,000,000   2.250   01/01/2009   13,000,000
                                                                                   ----------
                                                                                   30,150,000
                                                                                   ----------
INDIANA - 3.0%
Indiana Finance Authority Revenue Bonds,
  Clarian Health Partners, Series D, LOC:
  Northern Trust Company(a)                       7,500,000   0.680   01/07/2009    7,500,000
Indiana State Development Finance Authority
  Revenue Bonds, Educational Facilities,
  Indiana Historical Society, LOC: Bank One
  Indiana N.A.(a)                                 4,200,000   0.800   01/07/2009    4,200,000
                                                                                   ----------
                                                                                   11,700,000
                                                                                   ----------
IOWA - 0.3%
Iowa Finance Authority, Revenue Bonds, Mercy
  Medical Center, INS: FSA MBIA - IBC(b)          1,000,000   5.750   08/15/2009    1,037,283
                                                                                   ----------
KANSAS - 0.8%
Kansas State Department of Transportation
  Highway Revenue Bonds(b)                        3,000,000   5.750   09/01/2009    3,082,278
                                                                                   ----------
LOUISIANA - 0.4%
Louisiana State Offshore Terminal Authority
  Deep Water Port Revenue Bond, Series B, LOC:
  Bank One N.A.(a)                                1,500,000   0.800   01/07/2009    1,500,000
                                                                                   ----------
MARYLAND - 2.3%
Maryland State Economic Development Corporation
  Revenue Bonds, Howard Hughes Medical
  Institution, Series B(a)                        3,000,000   0.600   01/07/2009    3,000,000


                       See Notes to Financial Statements.

                  STATE STREET TAX FREE MONEY MARKET PORTFOLIO
                     PORTFOLIO OF INVESTMENTS -- (CONTINUED)
                                DECEMBER 31, 2008

                                                                         DATE
                                                  PRINCIPAL    RATE       OF          VALUE
                                                   AMOUNT       %      MATURITY         $
                                                 ----------   -----   ----------   ----------
MARYLAND (CONTINUED)

Maryland State Health & Higher Educational
  Facilities Authority Revenue Bonds,
  University of Maryland Medical System, Class
  A, LOC: Wachovia Bank N.A.(a)                   6,000,000   1.900   01/01/2009    6,000,000
                                                                                   ----------
                                                                                    9,000,000
                                                                                   ----------
MASSACHUSETTS - 4.5%
Commonwealth of Massachusetts, GO Unlimited,
  Series C, INS: AMBAC, SPA: Bank of America
  N.A.(a)                                         3,900,000   2.250   01/01/2009    3,900,000
Macon Trust Pooled Variable Rate Certificates
  Various Issuers, Revenue Bonds, Series I,
  INS: MBIA, SPA: Bank of America N.A.(a)        10,890,000   2.250   01/01/2009   10,890,000
Massachusetts State HEFA Revenue Bonds, Havard
  University, Series GG-1(a)                      2,700,000   0.750   01/01/2009    2,700,000
                                                                                   ----------
                                                                                   17,490,000
                                                                                   ----------
MINNESOTA - 1.5%
County of Washington Minnesota, Series A, GO
  Unlimited                                       1,080,000   5.000   02/01/2009    1,082,700
Southern Minnesota Municipal Power Agency Power
  Supply Systems Revenue Bonds, ROCs RR II,
  Series R-10021Z, INS: MBIA, LIQ: FAC-
  Citigroup Financial(a)                          4,800,000   1.400   01/01/2009    4,800,000
                                                                                   ----------
                                                                                    5,882,700
                                                                                   ----------
MISSOURI - 2.2%
Kansas City Industrial Development Authority
  Revenue Bonds, Oak Street West Student, LOC:
  Bank of America(a)                              8,550,000   0.710   01/07/2009    8,550,000
                                                                                   ----------
NEW JERSEY - 0.4%
Essex County New Jersey Improvement Authority
  Revenue Bonds, Pooled Governmental Loan
  Program, LOC: First Union National Bank(a)      1,700,000   1.280   01/07/2009    1,700,000
                                                                                   ----------
NEW YORK - 4.5%
City of New York, New York, Subseries J2-RMKT,
  LOC: Westdeutsche Landesbank(a)                 7,800,000   0.700   01/07/2009    7,800,000
New York City Transitional Finance Authority
  Revenue Bonds, Future Tax Secd, Series C(b)     1,865,000   5.250   05/01/2009    1,904,745
New York State Local Government Assistance
  Corporation Revenue Bonds, Sub Lien, Series
  A-2, INS: GO of Corporation                     1,250,000   5.000   04/01/2009    1,259,869
Triborough Bridge & Tunnel Authority Revenue
  Bonds, Series CD RMK 06/20/07, SPA: Lloyds
  TSB Bank PLC(a)                                 6,630,000   1.650   01/07/2009    6,630,000
                                                                                   ----------
                                                                                   17,594,614
                                                                                   ----------
NORTH CAROLINA - 1.0%
Charlotte North Carolina COPs, Governmental
  Facilities, Series F, SPA: Bank of America
  N.A.(a)                                           965,000   1.200   01/01/2009      965,000


                       See Notes to Financial Statements.

                  STATE STREET TAX FREE MONEY MARKET PORTFOLIO
                     PORTFOLIO OF INVESTMENTS -- (CONTINUED)
                                DECEMBER 31, 2008

                                                                         DATE
                                                  PRINCIPAL    RATE       OF          VALUE
                                                   AMOUNT       %      MATURITY         $
                                                 ----------   -----   ----------   ----------
NORTH CAROLINA (CONTINUED)

City of Winston-Salem North Carolina Water and
  Sewer Systems Revenue Bonds, Series C, SPA:
  Dexia Credit Local(a)                           1,970,000   1.500   01/07/2009    1,970,000
Mecklenburg County North Carolina, GO
  Unlimited, Series C                               950,000   5.000   02/01/2009      952,606
                                                                                   ----------
                                                                                    3,887,606
                                                                                   ----------
OHIO - 0.9%
Butler County Ohio Healthcare Facilities
  Revenue Bonds, Improvement-Lifesphere
  Project, LOC: U.S. Bank NA(a)                   1,400,000   1.050   01/01/2009    1,400,000
Cleveland Cuyahoga County Ohio Port Authority
  Revenue Bonds, Euclid/93rd Garage Office,
  LOC: Fifth Third Bank(a)                          995,000   4.250   01/07/2009      995,000
Ohio State Higher Educational Facility
  Commission Revenue Bonds, University
  Hospitals Health System, Series C, LOC: Wells
  Fargo Bank N.A.(a)                              1,000,000   0.650   01/07/2009    1,000,000
                                                                                   ----------
                                                                                    3,395,000
                                                                                   ----------
OREGON - 0.4%
Oregon State, Series 73 G, SPA:
  JP Morgan Chase Bank(a)                         1,500,000   0.600   01/07/2009    1,500,000
                                                                                   ----------
PENNSYLVANIA - 2.1%
City of Philadelphia Pennsylvania Gas Works
  Revenue Bonds, Sixth Series, INS: FSA(a)        1,990,000   4.000   01/01/2009    1,990,000
Erie Pennsylvania Water Authority Revenue
  Bonds, Series A, INS: FSA, SPA:
  JP Morgan Chase Bank(a)                           920,000   3.000   01/01/2009      920,000
Pennsylvania State Turnpike Commission Turnpike
  Revenue Bonds, Series A-2, SPA: Landesbank
  Baden-Wuerttemberg(a)                           1,400,000   0.750   01/07/2009    1,400,000
Washington County Pennsylvania Authority
  Revenue Bonds, University of Pennsylvania(a)    3,965,000   0.750   01/01/2009    3,965,000
                                                                                   ----------
                                                                                    8,275,000
                                                                                   ----------
PUERTO RICO - 1.3%
Puerto Rico Highway & Transportation Authority,
  Revenue Bonds, Series R, INS: MBIA, SPA: Bank
  of America N.A.(a)                              5,000,000   4.100   01/01/2009    5,000,000
                                                                                   ----------
SOUTH CAROLINA - 2.0%
City of Rock Hill SC, Revenue Bonds Series B,
  INS: FSA, SPA: First Union National Bank(a)     7,755,000   0.800   01/07/2009    7,755,000
South Carolina Transportation Infrastructure
  Bank Revenue Bonds, Series 1283, INS: AMBAC,
  LIQ: JP Morgan Chase Bank(a)                       25,000   1.330   01/01/2009       25,000
                                                                                   ----------
                                                                                    7,780,000
                                                                                   ----------
TENNESSEE - 1.3%
Shelby County Health Educational & Housing
  Facilities Board, Revenue Bonds, PUTTERS
  Series 254, LIQ: JP Morgan Chase Bank(a)        4,995,000   1.280   01/01/2009    4,995,000
                                                                                   ----------





                       See Notes to Financial Statements.

                  STATE STREET TAX FREE MONEY MARKET PORTFOLIO
                     PORTFOLIO OF INVESTMENTS -- (CONTINUED)
                                DECEMBER 31, 2008

                                                 PRINCIPAL              DATE
                                                  AMOUNT      RATE       OF           VALUE
                                                 OR SHARES     %      MATURITY          $
                                                ----------   -----   ----------   ------------
TEXAS - 7.5%
Austin County Texas Industrial Development
  Corp Revenue Bonds, Justin Industries, Inc.
  Project, LOC: Bank One N.A.(a)                 3,500,000   0.750   01/07/2009      3,500,000
City of Austin, Revenue Bonds, Series B, LOC:
  Dexia Credit Local(a)                         10,000,000   3.400   01/01/2009     10,000,000
City of Garland Texas, GO Limited(b)             5,000,000   5.750   02/15/2009      5,024,663
Denton Texas Independent School District,
  School Building, Series B, INS:
PSF-GTD, SPA: Bank of America N.A.(a)            1,000,000   1.150   01/01/2009      1,000,000
Odessa Texas Water & Sewer Revenue Bonds, INS:
  FSA(b)                                         1,585,000   5.375   04/01/2009      1,599,494
Texas A&M University Revenue Bonds, Financing
  Systems(b)                                     4,000,000   5.375   05/15/2009      4,052,218
University of Texas, University Revenue Bonds,
  Financing Systems, Series A(a)                 3,800,000   0.400   01/07/2009      3,800,000
                                                                                  ------------
                                                                                    28,976,375
                                                                                  ------------
UTAH - 0.4%
Murray City Utah Hospital Revenue Bonds, IHC
  Health Services, Inc., Series A, INS: J.P.
  Morgan Securities(a)                           1,500,000   0.800   01/01/2009      1,500,000
                                                                                  ------------

VIRGINIA - 0.5%
County of Chesterfield Virginia, Public
  Improvements, GO Unlimited                     2,160,000   4.000   01/01/2009      2,160,000
                                                                                  ------------
WASHINGTON - 0.6%
Port Vancouver Washington Revenue Bonds,
  United Grain Corporation, Series 84A, LOC:
  Bank of America N.A.(a)                        2,000,000   0.800   01/07/2009      2,000,000
Seattle Washington Water Systems Revenue
  Bonds, Series A, LOC: Bayerische
  Landesbank(a)                                    400,000   0.780   01/07/2009        400,000
                                                                                  ------------
                                                                                     2,400,000
                                                                                  ------------
WISCONSIN - 2.8%
Wisconsin State HEFA Revenue Bonds, Ascension
  Health, Series D(a)                            6,040,000   1.750   04/01/2009      6,040,000
Wisconsin State HEFA Revenue Bonds, Gundersen
  Lutheran, Series A, LOC: Wells Fargo Bank
  N.A.(a)                                        5,000,000   1.080   01/01/2009      5,000,000
                                                                                  ------------
                                                                                    11,040,000
                                                                                  ------------
Total Short-Term Tax-Exempt Obligations                                            288,031,357
                                                                                  ------------
MONEY MARKET FUND - 25.4%
Dreyfus Tax Exempt Cash Management Fund         98,799,778                          98,799,778
                                                                                  ------------
Total Money Market Fund (at net asset value)                                        98,799,778
                                                                                  ------------
TOTAL INVESTMENTS+ - 99.6%
  (COST $386,831,135)                                                              386,831,135
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%                                         1,615,661
                                                                                  ------------
NET ASSETS - 100.0%                                                               $388,446,796
                                                                                  ============





                       See Notes to Financial Statements.

                  STATE STREET TAX FREE MONEY MARKET PORTFOLIO
                     PORTFOLIO OF INVESTMENTS -- (CONTINUED)
                                DECEMBER 31, 2008

--------

(a) Floating Rate Note- Interest rate shown is rate in effect at December 31, 2008.

(b) Date shown is the pre-refunded date.

 + See Note 2 of the Notes to Financial Statements

ACRONYM    NAME
-------    ----
AMBAC      American Municipal Bond Assurance Corporation
BHAC       Berkshire Hathaway Assurance Corporation
COP        Certificates of Participation
CR         Custodial Receipts
EDA        Economic Development Authority
FAC        Facilities
FSA        Financial Security Assurance
GO         General Obligation
GTD        Guaranteed
HEFA       Health and Educational Facilities Authority
IBC        Insured Bond Certificates
INS        Insured
LIQ        Liquidity Agreement
LOC        Letter of Credit
MBIA       Municipal Bond Investors Assurance
PSF        Permanent School Fund
PUTTER     Puttable Tax Exempt Receipts
ROC        Reset Option Certificates
SPA        Standby Purchase Agreement




                       See Notes to Financial Statements.

STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
PORTFOLIO STATISTICS (UNAUDITED)


PORTFOLIO COMPOSITION*                                          DECEMBER 31, 2008

---------------------------------------------------------------------------------
Repurchase Agreements                                                        65.0%
---------------------------------------------------------------------------------
U.S. Government Agency Securities                                            35.0
---------------------------------------------------------------------------------
Liabilities in Excess of Assets                                               0.0
---------------------------------------------------------------------------------
TOTAL                                                                       100.0%
---------------------------------------------------------------------------------



MATURITY LADDER*                                                DECEMBER 31, 2008
---------------------------------------------------------------------------------
0-3 Days                                                                     65.0%
---------------------------------------------------------------------------------
4-90 Days                                                                    30.3
---------------------------------------------------------------------------------
90+ Days                                                                      4.7
---------------------------------------------------------------------------------
TOTAL                                                                       100.0%
---------------------------------------------------------------------------------
Average days to maturity                                                       24
---------------------------------------------------------------------------------


* As a percentage of net assets as of the date indicated. The Portfolio's composition will vary over time.

               STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                                DECEMBER 31, 2008


NAME OF ISSUER                              INTEREST    MATURITY      PRINCIPAL       AMORTIZED
AND TITLE OF ISSUE                            RATE        DATE         AMOUNT           COST
------------------                          --------   ----------   ------------   --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 35.0%
Fannie Mae Discount Notes(a)                  1.100%   02/03/2009   $ 75,000,000   $   74,924,375
Fannie Mae Discount Notes(a)                  1.100%   02/04/2009     75,000,000       74,922,083
Fannie Mae Discount Notes(a)                  0.850%   02/17/2009     59,705,000       59,638,744
Fannie Mae Discount Notes(a)                  2.320%   02/17/2009     86,000,000       85,739,515
Fannie Mae Discount Notes(a)                  0.750%   03/27/2009     85,000,000       84,849,479
Fannie Mae Discount Notes(a)                  1.150%   05/01/2009     50,000,000       49,808,333
Fannie Mae Discount Notes(a)                  0.600%   06/11/2009     21,000,000       20,943,650
Federal Home Loan Bank Discount Notes(a)      2.240%   01/20/2009    100,000,000       99,881,778
Federal Home Loan Bank Discount Notes(a)      0.750%   03/04/2009    125,000,000      124,838,542
Federal Home Loan Bank Discount Notes(a)      1.600%   05/26/2009     70,000,000       69,548,889
Freddie Mac Discount Notes(a)                 1.050%   02/06/2009     50,000,000       49,947,500
Freddie Mac Discount Notes(a)                 2.050%   02/11/2009     20,000,000       19,953,306
Freddie Mac Discount Notes(a)                 2.300%   02/24/2009     57,000,000       56,803,350
Freddie Mac Discount Notes(a)                 2.000%   03/10/2009     50,000,000       49,811,111
Freddie Mac Discount Notes(a)                 1.270%   03/24/2009     75,000,000       74,783,042
Freddie Mac Discount Notes(a)                 1.200%   03/25/2009     40,000,000       39,889,333
                                                                                   --------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                            1,036,283,030
                                                                                   --------------
REPURCHASE AGREEMENTS - 65.0%
Bank of America Tri Party Repo, dated
  12/31/08 (collateralized by Federal
  National Mortgage Association,
  4.250% - 6.375% due 06/15/09 - 04/24/13
  valued at $115,301,395); proceeds
  $113,040,063                                0.010%   01/02/2009    113,040,000      113,040,000
Barclays Capital Tri Party Repo, dated
  12/31/08 (collateralized by U.S.
  Treasury Strip, 0.000% due 08/15/17
  valued at $117,300,000); proceeds
  $115,000,128                                0.020%   01/02/2009    115,000,000      115,000,000
BNP Tri Party Repo dated 12/31/08
  (collateralized by Federal Home Loan
  Bank, 0.000% - 5.250% due
  01/14/09 - 02/13/23, Federal Home Loan
  Mortgage, 0.000% - 6.070% due
  07/14/11 - 01/19/27 and Federal National
  Mortgage Association, 4.750% - 5.867%
  due 11/19/12 - 08/21/17 valued at
  $688,500,366); proceeds $675,000,750        0.020%   01/02/2009    675,000,000      675,000,000
Deutsche Tri Party Repo, dated 12/31/08
  (collateralized by Federal National
  Mortgage Association, 4.750% due
  03/12/10 and Federal Home Loan Mortgage
  Corp., 5.680% due 09/14/17 valued at
  $117,300,136); proceeds $115,000,319        0.050%   01/02/2009    115,000,000      115,000,000
HSBC Tri Party Repo, dated 12/31/08
  (collateralized by Resolution Funding
  Strips, 0.000% due 01/15/13 - 04/15/17
  valued at $117,303,407); proceeds
  $115,000,192                                0.030%   01/02/2009    115,000,000      115,000,000
ING Tri Party Repo, dated 12/31/08
  (collateralized by Federal Home Loan
  Discount Note, 0.000% due 02/26/09
  valued at $117,305,000); proceeds
  $115,000,192                                0.030%   01/02/2009    115,000,000      115,000,000


                       See Notes to Financial Statements.

               STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
                     PORTFOLIO OF INVESTMENTS -- (CONTINUED)
                                DECEMBER 31, 2008

NAME OF ISSUER                              INTEREST    MATURITY      PRINCIPAL       AMORTIZED
AND TITLE OF ISSUE                            RATE        DATE         AMOUNT           COST
------------------                          --------   ----------   ------------   --------------
REPURCHASE AGREEMENTS (CONTINUED)

UBS Warburg Tri Party Repo, dated 12/31/08
  (collateralized by Resolution Funding
  Strips, 0.000% due 01/15/14 - 07/15/18
  and Resolution Funding Strip Principals,
  8.625% - 9.375%, due 10/15/20 - 01/15/21
  valued at $688,501,234); proceeds
  $675,001,500                                0.040%   01/02/2009    675,000,000      675,000,000
                                                                                   --------------

TOTAL REPURCHASE AGREEMENTS                                                         1,923,040,000
                                                                                   --------------
TOTAL INVESTMENTS+ - 100.0%                                                         2,959,323,030
LIABILITIES IN EXCESS OF ASSETS - 0.00%                                                  (287,470)
                                                                                   --------------
NET ASSETS - 100.0%                                                                $2,959,035,560
                                                                                   ==============



   (a) Discount rate at time of purchase.
    +  See Note 2 of the Notes to Financial Statements


                       See Notes to Financial Statements.

STATE STREET TREASURY MONEY MARKET PORTFOLIO
PORTFOLIO STATISTICS (UNAUDITED)


PORTFOLIO COMPOSITION*                                          DECEMBER 31, 2008

---------------------------------------------------------------------------------
U.S. Treasury Obligations                                                   129.5%
---------------------------------------------------------------------------------
Liabilities in Excess of Assets                                             (29.5)
---------------------------------------------------------------------------------
TOTAL                                                                       100.0%
---------------------------------------------------------------------------------



MATURITY LADDER*                                                DECEMBER 31, 2008
---------------------------------------------------------------------------------
0-3 Days                                                                     26.3%
---------------------------------------------------------------------------------
4-90 Days                                                                   103.2
---------------------------------------------------------------------------------
90+ Days                                                                      0.0
---------------------------------------------------------------------------------
TOTAL                                                                       129.5%
---------------------------------------------------------------------------------
Average days to maturity                                                       20
---------------------------------------------------------------------------------


   * As a percentage of net assets as of the date indicated. The Portfolio's composition will vary over time.

                  STATE STREET TREASURY MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                                DECEMBER 31, 2008

NAME OF ISSUER                              INTEREST    MATURITY      PRINCIPAL       AMORTIZED
AND TITLE OF ISSUE                            RATE        DATE         AMOUNT           COST
------------------                          --------   ----------   ------------   --------------
U.S. TREASURY OBLIGATIONS - 129.5%
  United States Treasury Bill                 0.003%   01/02/2009   $ 17,870,000   $   17,869,999
  United States Treasury Bill                 0.005%   01/02/2009     78,000,000       77,999,989
  United States Treasury Bill                 0.020%   01/02/2009    297,035,000      297,034,835
  United States Treasury Bill                 0.025%   01/02/2009     25,000,000       24,999,983
  United States Treasury Bill                 0.030%   01/02/2009     50,000,000       49,999,958
  United States Treasury Bill                 0.040%   01/02/2009     65,000,000       64,999,928
  United States Treasury Bill                 0.805%   01/02/2009     24,721,000       24,720,447
  United States Treasury Bill                 0.000%   01/08/2009    360,000,000      360,000,000
  United States Treasury Bill                 0.003%   01/08/2009     85,000,000       84,999,959
  United States Treasury Bill                 0.010%   01/08/2009    104,466,000      104,465,797
  United States Treasury Bill                 0.000%   01/15/2009    200,000,000      200,000,000
  United States Treasury Bill                 0.003%   01/22/2009    450,000,000      449,999,344
  United States Treasury Bill                 0.100%   01/22/2009    108,883,000      108,876,648
  United States Treasury Bill                 0.003%   01/29/2009    625,000,000      624,998,828
  United States Treasury Bill                 0.003%   02/12/2009     95,000,000       94,999,723
  United States Treasury Bill                 0.005%   03/12/2009    140,000,000      139,998,639
  United States Treasury Bill                 0.050%   03/19/2009     20,000,000       19,997,861
                                                                                   --------------
TOTAL U.S. TREASURY OBLIGATIONS                                                     2,745,961,938
                                                                                   --------------
TOTAL INVESTMENTS+ - 129.5%                                                         2,745,961,938
LIABILITIES IN EXCESS OF ASSETS - (29.5)%                                            (625,266,898)
                                                                                   --------------
NET ASSETS - 100.0%                                                                $2,120,695,040
                                                                                   ==============



   + See Note 2 of the Notes to Financial Statements

                       See Notes to Financial Statements.

STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
PORTFOLIO STATISTICS (UNAUDITED)


PORTFOLIO COMPOSITION*                                          DECEMBER 31, 2008

---------------------------------------------------------------------------------
U.S. Treasury Obligations                                                    82.7%
---------------------------------------------------------------------------------
Repurchase Agreements                                                        17.3
---------------------------------------------------------------------------------
Liabilities in Excess of Assets                                               0.0
---------------------------------------------------------------------------------
TOTAL                                                                       100.0%
---------------------------------------------------------------------------------



MATURITY LADDER*                                                DECEMBER 31, 2008
---------------------------------------------------------------------------------
0-3 Days                                                                     54.1%
---------------------------------------------------------------------------------
4-90 Days                                                                    45.9
---------------------------------------------------------------------------------
90+ Days                                                                      0.0
---------------------------------------------------------------------------------
TOTAL                                                                       100.0%
---------------------------------------------------------------------------------
Average days to maturity                                                       10
---------------------------------------------------------------------------------


   * As a percentage of net assets as of the date indicated. The Portfolio's composition will vary over time.

                STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                                DECEMBER 31, 2008


NAME OF ISSUER                               INTEREST    MATURITY      PRINCIPAL      AMORTIZED
AND TITLE OF ISSUE                             RATE        DATE         AMOUNT          COST
------------------                           --------   ----------   ------------   ------------
U.S. TREASURY OBLIGATIONS - 82.7%
  United States Treasury Bill                  0.020%   01/02/2009   $305,000,000   $304,999,830
  United States Treasury Bill                  0.041%   01/02/2009     45,000,000     44,999,950
  United States Treasury Bill                  0.000%   01/08/2009    230,000,000    230,000,000
  United States Treasury Bill                  0.003%   01/08/2009     55,000,000     54,999,973
  United States Treasury Bill                  0.000%   01/15/2009     75,000,000     75,000,000
  United States Treasury Bill                  0.005%   03/12/2009     78,000,000     77,999,242
                                                                                    ------------
TOTAL U.S. TREASURY OBLIGATIONS                                                      787,998,995
                                                                                    ------------
REPURCHASE AGREEMENTS - 17.3%
  BNP Tri Party Repo, dated 12/31/08
  (collateralized by U.S. Treasury Strips,
  0.000% due 02/15/12 - 08/15/12 valued at
  $40,800,001); proceeds $40,000,022           0.010%   01/02/2009     40,000,000     40,000,000
  Deutsche Tri Party Repo, dated 12/31/08
  (collateralized by U.S. Treasury Notes,
  4.500% - 4.750% due 01/31/12 - 05/15/17
  and a U.S. Treasury Strip, 0.000% due
  11/15/15 valued at $40,800,001); proceeds
  $40,000,044                                  0.020%   01/02/2009     40,000,000     40,000,000
  HSBC Tri Party Repo, dated 12/31/08
  (collateralized by U.S. Treasury Bill,
  0.000% due 06/24/09, valued at
  40,804,375); proceeds $40,000,044            0.020%   01/02/2009     40,000,000     40,000,000
  ING Tri Party Repo, dated 12/31/08
  (collateralized by a U.S. Treasury Bond,
  4.500% due 05/15/38, valued at
  $40,802,064); proceeds $40,000,067           0.030%   01/02/2009     40,000,000     40,000,000
  UBS Warburg Tri Party Repo, dated
  12/31/08 (collateralized by a U.S.
  Treasury Note 0.875% due 06/30/09 valued
  at $5,443,575); proceeds $5,333,009          0.030%   01/02/2009      5,333,000      5,333,000
                                                                                    ------------
TOTAL REPURCHASE AGREEMENTS                                                          165,333,000
                                                                                    ------------
TOTAL INVESTMENTS+ - 100.0%                                                          953,331,995
LIABILITIES IN EXCESS OF ASSETS - 0.00%                                                 (162,478)
                                                                                    ------------
NET ASSETS - 100.0%                                                                 $953,169,517
                                                                                    ============



   + See Note 2 of the Notes to Financial Statements


                       See Notes to Financial Statements.

                            STATE STREET MASTER FUNDS

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2008
--------------------------------------------------------------------------------


                                                  TAX FREE    U.S. GOVERNMENT     TREASURY     TREASURY PLUS
                                 MONEY MARKET   MONEY MARKET    MONEY MARKET    MONEY MARKET    MONEY MARKET
                                   PORTFOLIO      PORTFOLIO      PORTFOLIO        PORTFOLIO      PORTFOLIO
                                --------------  ------------  ---------------  --------------  -------------
ASSETS
  Investments, at amortized
     cost (Note 2)              $4,963,735,889  $386,831,135   $1,036,283,030  $2,745,961,938   $787,998,995
  Repurchase Agreements, at
     amortized cost (Note 2)     3,633,601,000             -    1,923,040,000               -    165,333,000
                                --------------  ------------   --------------  --------------   ------------
       Total investments         8,597,336,889   386,831,135    2,959,323,030   2,745,961,938    953,331,995
  Cash                                       -             -              277             575            658
  Receivables:
     Interest receivable             9,196,323     1,666,574            1,570               -             93
     Receivable from adviser
       (Note 3)                        133,361        13,768                -               -              -
     Prepaid expense                    11,068         2,596           13,455           7,341          5,245
                                --------------  ------------   --------------  --------------   ------------
       Total assets              8,606,677,641   388,514,073    2,959,338,332   2,745,969,854    953,337,991
LIABILITIES
  Payables:
     Investment securities
       purchased                             -             -                -     624,998,828              -
     Management fee (Note 3)           585,358        29,326          226,218         203,632        114,171
     Due to custodian                   34,217             -                -               -              -
     Administration and
       custody fees (Note 3)           119,898         5,908           45,253          40,892         22,785
     Professional fees                  30,291        29,885           29,665          29,824         29,881
     Accrued expenses and
       other liabilities                 2,738         2,158            1,636           1,638          1,637
                                --------------  ------------   --------------  --------------   ------------
       Total liabilities               772,502        67,277          302,772     625,274,814        168,474
                                --------------  ------------   --------------  --------------   ------------
NET ASSETS                      $8,605,905,139  $388,446,796   $2,959,035,560  $2,120,695,040   $953,169,517
                                ==============  ============   ==============  ==============   ============





                       See Notes to Financial Statements.

                            STATE STREET MASTER FUNDS

                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2008
--------------------------------------------------------------------------------


                                                 TAX FREE    U.S. GOVERNMENT    TREASURY    TREASURY PLUS
                                 MONEY MARKET  MONEY MARKET    MONEY MARKET   MONEY MARKET   MONEY MARKET
                                   PORTFOLIO     PORTFOLIO      PORTFOLIO       PORTFOLIO     PORTFOLIO
                                 ------------  ------------  ---------------  ------------  -------------
INVESTMENT INCOME
  Interest                       $234,837,818   $11,265,227    $39,092,247     $13,487,118   $10,025,171
                                 ------------   -----------    -----------     -----------   -----------
EXPENSES
  Management fees (Note 3)          8,133,507       466,525      1,864,309       1,275,863       834,761
  Administration and custody
     fees (Note 3)                  1,652,937        94,711        378,087         258,877       169,186
  Professional fees                    49,529        45,965         44,077          43,618        43,618
  Trustee's fees (Note 4)              58,885        14,450         18,772          15,377        14,050
  Printing fees                         4,108         2,798            786             736           736
  Other expenses                       48,474        16,979         19,761          17,600        17,226
                                 ------------   -----------    -----------     -----------   -----------
  Total Expenses                    9,947,440       641,428      2,325,792       1,612,071     1,079,577
  Less: Fee
     waivers/reimbursements by
     Investment Adviser (Note
     3)                            (1,813,933)     (174,903)             -               -             -
                                 ------------   -----------    -----------     -----------   -----------
       Total Net Expenses           8,133,507       466,525      2,325,792       1,612,071     1,079,577
                                 ------------   -----------    -----------     -----------   -----------
NET INVESTMENT INCOME            $226,704,311   $10,798,702    $36,766,455     $11,875,047   $ 8,945,594
                                 ============   ===========    ===========     ===========   ===========
REALIZED GAIN (LOSS)
Net realized gain (loss) on
  investments                         126,859        (5,787)             -         251,491        12,040
                                 ------------   -----------    -----------     -----------   -----------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS      $226,831,170   $10,792,915    $36,766,455     $12,126,538   $ 8,957,634
                                 ============   ===========    ===========     ===========   ===========




                       See Notes to Financial Statements.

                            STATE STREET MASTER FUNDS

                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                               TAX FREE                     U.S. GOVERNMENT
                                           MONEY MARKET                      MONEY MARKET                     MONEY MARKET
                                             PORTFOLIO                         PORTFOLIO                       PORTFOLIO
                                ----------------------------------  ------------------------------  -------------------------------
                                   YEAR ENDED        YEAR ENDED        YEAR ENDED     PERIOD ENDED     YEAR ENDED     PERIOD ENDED
                                  DECEMBER 31,      DECEMBER 31,      DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                      2008              2007              2008           2007*            2008            2007*
                                ----------------  ----------------  ---------------  -------------  ---------------  --------------
INCREASE IN NET ASSETS FROM:
OPERATIONS
  Net investment income         $    226,704,311  $    294,455,764  $    10,798,702  $   4,534,841  $    36,766,455  $   10,808,121
  Net realized gain (loss) on
     investments                         126,859            (6,953)          (5,787)        12,161                -               -
                                ----------------  ----------------  ---------------  -------------  ---------------  --------------
     Net increase in net
       assets from operations        226,831,170       294,448,811       10,792,915      4,547,002       36,766,455      10,808,121
                                ----------------  ----------------  ---------------  -------------  ---------------  --------------
CAPITAL TRANSACTIONS
  Proceeds from contributions     23,607,267,075    14,082,546,440    1,639,452,798    743,338,878    6,186,760,689   1,801,532,181
  Fair value of withdrawals      (22,146,456,134)  (13,655,849,339)  (1,709,477,422)  (300,207,375)  (4,341,285,901)   (735,545,985)
                                ----------------  ----------------  ---------------  -------------  ---------------  --------------
     Net increase (decrease)
       in net assets from
       capital transactions        1,460,810,941       426,697,101      (70,024,624)   443,131,503    1,845,474,788   1,065,986,196
                                ----------------  ----------------  ---------------  -------------  ---------------  --------------
NET INCREASE (DECREASE) IN NET
  ASSETS                           1,687,642,111       721,145,912      (59,231,709)   447,678,505    1,882,241,243   1,076,794,317
NET ASSETS
  Beginning of period              6,918,263,028     6,197,117,116      447,678,505              -    1,076,794,317               -
                                ----------------  ----------------  ---------------  -------------  ---------------  --------------
  End of period                 $  8,605,905,139  $  6,918,263,028  $   388,446,796  $ 447,678,505  $ 2,959,035,560  $1,076,794,317
                                ================  ================  ===============  =============  ===============  ==============




* The portfolios commenced operations on February 7, 2007 and October 17, 2007, respectively.

                       See Notes to Financial Statements.

                            STATE STREET MASTER FUNDS

                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                             TREASURY                       TREASURY PLUS
                                           MONEY MARKET                      MONEY MARKET
                                            PORTFOLIO                         PORTFOLIO
                                 -------------------------------   -------------------------------
                                    YEAR ENDED      PERIOD ENDED      YEAR ENDED      PERIOD ENDED
                                   DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                       2008            2007*             2008            2007*
                                 ---------------   -------------   ---------------   -------------
INCREASE IN NET ASSETS FROM:
OPERATIONS
  Net investment income          $    11,875,047   $   2,370,783   $     8,945,594   $   3,784,290
  Net realized gain on
     investments                         251,491           8,735            12,040               -
                                 ---------------   -------------   ---------------   -------------
     Net increase in net assets
       from operations                12,126,538       2,379,518         8,957,634       3,784,290
                                 ---------------   -------------   ---------------   -------------
CAPITAL TRANSACTIONS
  Proceeds from contributions      6,954,182,584     652,230,533     3,572,872,637     934,443,802
  Fair value of withdrawals       (5,375,718,016)   (124,506,117)   (3,091,850,797)   (475,038,049)
                                 ---------------   -------------   ---------------   -------------
     Net increase in net assets
       from capital
       transactions                1,578,464,568     527,724,416       481,021,840     459,405,753
                                 ---------------   -------------   ---------------   -------------
NET INCREASE IN NET ASSETS         1,590,591,106     530,103,934       489,979,474     463,190,043
NET ASSETS
  Beginning of period                530,103,934               -       463,190,043               -
                                 ---------------   -------------   ---------------   -------------
  End of period                  $ 2,120,695,040   $ 530,103,934   $   953,169,517   $ 463,190,043
                                 ===============   =============   ===============   =============



   * The portfolios commenced operations on October 25, 2007 and October 24, 2007, respectively.

                       See Notes to Financial Statements.

                            STATE STREET MASTER FUNDS

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                      RATIOS TO AVERAGE
                                                         NET ASSETS
                                           --------------------------------------        NET ASSETS
                                             GROSS         NET             NET             END OF
                                TOTAL      OPERATING    OPERATING      INVESTMENT          PERIOD
PERIOD ENDED DECEMBER 31,    RETURN (A)     EXPENSES     EXPENSES        INCOME        (000S OMITTED)
-------------------------    ----------    ---------    ---------      ----------      --------------
MONEY MARKET PORTFOLIO
          2008                  2.75%         0.12%        0.10%          2.79%          $8,605,905
          2007                  5.30%         0.12%        0.10%          5.14%           6,918,263
          2006                  5.09%         0.13%        0.10%          5.08%           6,197,117
          2005                  3.31%         0.14%        0.10%          3.33%           1,639,871
          2004(b)               0.68%         0.18% *      0.10% *        1.71% *           381,716
TAX FREE MONEY MARKET
  PORTFOLIO
          2008                  2.35%         0.14%        0.10%          2.32%             388,447
          2007(b)               3.19%         0.17% *      0.10% *        3.42% *           447,679
U.S. GOVERNMENT MONEY
  MARKET PORTFOLIO
          2008                  2.19%         0.13%        0.13%          1.97%           2,959,036
          2007(b)               0.92%         0.14% *      0.14% *        4.39% *         1,076,794
TREASURY MONEY MARKET
  PORTFOLIO
          2008                  1.28%         0.13%        0.13%          0.93%           2,120,695
          2007(b)               0.61%         0.19% *      0.19% *        3.21% *           530,104
TREASURY PLUS MONEY MARKET
  PORTFOLIO
          2008                  1.57%         0.13%        0.13%          1.07%             953,170
          2007(b)               0.75%         0.17% *      0.17% *        3.95% *           463,190



(a) Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.

(b) The portfolios commenced operations on August 12, 2004, February 7, 2007, October 17, 2007, October 25, 2007 and October 24, 2007, respectively.

*  Annualized.

                       See Notes to Financial Statements.

STATE STREET MASTER FUNDS
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2008

1.  ORGANIZATION
The State Street Master Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and was organized as a business trust under the laws of The Commonwealth of Massachusetts on July 27, 1999. The Trust comprises eleven investment portfolios: the State Street Equity 500 Index Portfolio, the State Street Equity 400 Index Portfolio, the State Street Equity 2000 Index Portfolio, the State Street Aggregate Bond Index Portfolio, the State Street Money Market Portfolio, the State Street Tax Free Money Market Portfolio, the State Street Limited Duration Bond Portfolio, the State Street Short-Term Tax Exempt Bond Portfolio, the State Street U.S. Government Money Market Portfolio, the State Street Treasury Money Market Portfolio and the State Street Treasury Plus Money Market Portfolio. At December 31, 2008, only the State Street Equity 500 Index Portfolio, the State Street Money Market Portfolio, the State Street Tax Free Money Market Portfolio, the State Street Short-Term Tax Free Bond Portfolio, the State Street U.S. Government Money Market Portfolio, the State Street Treasury Money Market Portfolio and the State Street Treasury Plus Money Market Portfolio were in operation. Information presented in these financial statements pertains only to the State Street Money Market Portfolio, the State Street Tax Free Money Market Portfolio, the State Street U.S. Government Money Market Portfolio, the State Street Treasury Money Market Portfolio and the State Street Treasury Plus Money Market Portfolio (the "Portfolios"). The Portfolios commenced operations as follows:



-----------------------------------------------------------------------------------
PORTFOLIO NAME                                       COMMENCEMENT DATE
-----------------------------------------------------------------------------------
State Street Money Market Portfolio                  August 12, 2004
-----------------------------------------------------------------------------------
State Street Tax Free Money Market Portfolio         February 7, 2007
-----------------------------------------------------------------------------------
State Street U.S. Government Money Market Portfolio  October 17, 2007
-----------------------------------------------------------------------------------
State Street Treasury Money Market Portfolio         October 25, 2007
-----------------------------------------------------------------------------------
State Street Treasury Plus Money Market Portfolio    October 24, 2007
-----------------------------------------------------------------------------------


The Portfolios are authorized to issue an unlimited number of non-transferable beneficial interests.

STATE STREET MASTER FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2008

The Portfolios' investment objectives are as follows:



----------------------------------------------------------------------------------
PORTFOLIO NAME                            INVESTMENT OBJECTIVE
----------------------------------------------------------------------------------
State Street Money Market Portfolio       To seek to maximize current income, to
                                          the extent consistent with the
                                          preservation of capital and liquidity by
                                          investing in dollar denominated
                                          securities.
----------------------------------------------------------------------------------
State Street Tax Free Money Market        To seek to maximize current income,
Portfolio                                 exempt from federal income taxes, to the
                                          extent consistent with the preservation
                                          of capital and liquidity.
----------------------------------------------------------------------------------
State Street U.S. Government Money        To seek to maximize current income, to
Market Portfolio                          the extent consistent with the
                                          preservation of capital and liquidity by
                                          investing in U.S. government securities
                                          with remaining maturities of one year or
                                          less an in repurchase agreements
                                          collateralized by U.S. government
                                          securities.
----------------------------------------------------------------------------------
State Street Treasury Money Market        To seek a high level of current income
Portfolio                                 consistent with preserving principal and
                                          liquidity.
----------------------------------------------------------------------------------
State Street Treasury Plus Money Market   To seek a high level of current income
Portfolio                                 consistent with preserving principal and
                                          liquidity by investing in a portfolio
                                          made up principally of U.S. Treasury
                                          securities and repurchase agreements
                                          collateralized by such securities.
----------------------------------------------------------------------------------


2.  SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.

SECURITY VALUATION: As permitted under Rule 2a-7 of the 1940 Act and certain conditions therein, securities of the Portfolios are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

The Portfolios adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. In accordance with FAS 157, fair value is defined as the price that the portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio's investments. FAS 157 established a three tier hierarchy of inputs to establish a classification of fair value measurements and disclosure. The three tier hierarchy of inputs is summarized below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 -- significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

STATE STREET MASTER FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2008

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2008, in valuing the Portfolio's assets carried at fair value:

----------------------------------------------------------------------------------------------------------------------------------
                                                                          INVESTMENTS IN
                                                                            SECURITIES
                               ---------------------------------------------------------------------------------------------------
                                                     STATE STREET TAX   STATE STREET U.S.     STATE STREET         STATE STREET
                                STATE STREET MONEY      FREE MONEY       GOVERNMENT MONEY    TREASURY MONEY    TREASURY PLUS MONEY
VALUATION INPUTS                 MARKET PORTFOLIO    MARKET PORTFOLIO    MARKET PORTFOLIO   MARKET PORTFOLIO     MARKET PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
Level 1 -- Quoted Prices          $            -       $ 98,799,778       $            -     $            -        $          -
----------------------------------------------------------------------------------------------------------------------------------
Level 2 -- Other Significant
  Observable Inputs                8,597,336,889        288,031,357        2,959,323,030      2,745,961,938         953,331,995
----------------------------------------------------------------------------------------------------------------------------------
Level 3 -- Significant
  Unobservable Inputs                          -                  -                    -                  -                   -
----------------------------------------------------------------------------------------------------------------------------------
  Total                           $8,597,336,889       $386,831,135       $2,959,323,030     $2,745,961,938        $953,331,995
----------------------------------------------------------------------------------------------------------------------------------


SECURITIES TRANSACTIONS, INVESTMENT INCOME AND EXPENSES: Securities transactions are recorded on a trade date basis for financial statement purposes. Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the basis of identified cost. Expenses are accrued daily.

All of the net investment income and realized gains and losses from the security transactions of the Portfolios are allocated pro rata among the partners in the Portfolios based on each partner's daily ownership percentage.

FEDERAL INCOME TAXES: The Portfolios are not required to pay federal income taxes on their net investment income and net capital gains because they are treated as partnerships for federal income tax purposes. All interest, gains and losses of the Portfolios are deemed to have been "passed through" to the Portfolios' partners in proportion to their holdings in the respective Portfolio, regardless of whether such items have been distributed by the Portfolios. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

The Portfolio has reviewed the tax positions for open years as of December 31, 2008, and determined the Portfolios did not have a liability for any unrecognized tax expenses. The Portfolios recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2008, tax years 2005 (or since inception, for Portfolios formed subsequent to 2005) through 2008 remain subject to examination by the Portfolios' major tax jurisdictions, which include the United State of America and the Commonwealth of Massachusetts.

At December 31, 2008, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

REPURCHASE AGREEMENTS: A repurchase agreement customarily obligates the seller at the time it sells securities to a Portfolio to repurchase the securities at a mutually agreed upon price and time which, in the case of the Portfolios' transactions, is generally within seven days. The total amount received by a Portfolio on repurchase is calculated to exceed the price paid by the Portfolio, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the

STATE STREET MASTER FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2008


interest rate on the underlying securities. The underlying securities are ordinarily United States Government securities, but may consist of other securities in which a Portfolio is permitted to invest. Repurchase agreements are fully collateralized at all times. The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) the Portfolio will seek to dispose of such securities; this action could involve costs or delays. In addition, the proceeds of any such disposition may be less than the amount the Portfolio is owed under the repurchase agreement. A Portfolio may enter into repurchase agreements maturing within seven days with domestic dealers, banks and other financial institutions deemed to be creditworthy by SSgA Funds Management, Inc. ("SSgA FM" or the "Adviser"), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company ("State Street").

EXPENSE ALLOCATION: Certain expenses are applicable to multiple Portfolios. Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses of the Trust that are not directly attributed to a Portfolio are allocated among the Portfolios, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the Portfolios can otherwise be made fairly.

USE OF ESTIMATES: The Portfolios' financial statements are prepared in accordance with U.S. generally accepted accounting principles that require the use of management estimates. Actual results could differ from those estimates.

3. RELATED PARTY FEES
The Portfolios have entered into investment advisory agreements with SSgA FM. The Adviser directs the investments of the Portfolios in accordance with their investment objectives, policies, and limitations. In compensation for the Adviser's services as investment adviser, each Portfolio pays the Adviser an annual fee of 0.10% of the respective Portfolio's average daily net assets. The Adviser has contractually agreed to cap the total operating expenses of the State Street Money Market Portfolio and the State Street Tax Free Money Market Portfolio at 0.10% of the respective Portfolio's average daily net assets until April 30, 2009. For the year ended December 31, 2008, SSgA FM reimbursed the Portfolios under this agreement as follows:



---------------------------------------------------------------
FUND                                                   AMOUNT
---------------------------------------------------------------
State Street Money Market Portfolio                  $1,813,933
---------------------------------------------------------------
State Street Tax Free Money Market Portfolio            174,903
---------------------------------------------------------------


State Street is the administrator, custodian and transfer agent for the Portfolios. In compensation for State Street's services as administrator, custodian and transfer agent beginning February 1, 2007, the Trust pays State Street an annual fee, which is accrued daily at and payable monthly at the applicable fee rate

STATE STREET MASTER FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2008

described below, of the following annual percentages of the Trust's average aggregate daily net assets during the month as follows:


                                             Annual percentage of
Asset Levels                          average aggregate daily net assets
------------                          ----------------------------------
First $400 Million                                 0.03%
Thereafter                                         0.02

Minimum annual fee for the trust:                  $150,000


4.  TRUSTEES' FEES
The Trust pays each trustee who is not an officer or employee of SSgA FM or State Street $2,500 for each meeting of the Board of Trustees and an additional $500 for each telephonic meeting attended. The Trust also pays each trustee an annual retainer of $30,000. Each trustee is reimbursed for out-of-pocket and travel expenses.

5.  INDEMNIFICATIONS
The Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements in unknown as this could involve future claims against the Trust. Management does not expect any significant claims.

6.  NEW ACCOUNTING PRONOUNCEMENTS
On March 19, 2008, the FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("FAS 161"). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and believes the impact of adopting FAS 161 will be limited to additional disclosures.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of State Street Master Funds:

We have audited the accompanying statements of assets and liabilities of the State Street Money Market Portfolio, State Street Tax Free Money Market Portfolio, State Street U.S. Government Money Market Portfolio, State Street Treasury Money Market Portfolio, and State Street Treasury Plus Money Market Portfolio (five of the portfolios constituting State Street Master Funds) (the "Portfolios"), including the portfolios of investments, as of December 31, 2008, and the related statements of operations for the year then ended, and the statements of changes in net assets and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolios' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolios' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the State Street Money Market Portfolio, State Street Tax Free Money Market Portfolio, State Street U.S. Government Money Market Portfolio, State Street Treasury Money Market Portfolio, and State Street Treasury Plus Money Market Portfolio of State Street Master Funds at December 31, 2008, the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                                            -s-

Boston, Massachusetts
February 23, 2009

STATE STREET MASTER FUNDS

GENERAL INFORMATION (UNAUDITED)
DECEMBER 31, 2008

PROXY VOTING POLICIES AND PROCEDURES AND RECORD

The Trust has adopted proxy voting procedures relating to portfolio securities held by the Portfolios. A description of the policies and procedures is available (i) without charge, upon request, by calling (877) 521-4083 or (ii) on the website of the Securities Exchange Commission (the "SEC") at www.sec.gov. Information on how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ending December 31 is available by February 28 (i) without charge, upon request, by calling (877) 521-4083 or (ii) on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year (as of March and September of each year) on Form N-Q. The Trust's Forms N-Q are available on the SEC's website at www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (877) 521-4083.

ADVISORY AGREEMENT RENEWAL

The Board of Trustees of the Trust met on November 20, 2008 (the "Meeting") to consider the approval of the investment advisory agreements (the "Advisory Agreements") for State Street Money Market Portfolio (the "Money Market Portfolio"), State Street Tax Free Money Market Portfolio (the "Tax Free Portfolio"), State Street U.S. Government Money Market Portfolio (the "U.S. Government Portfolio"), State Street Treasury Money Market Fund (the "Treasury Portfolio") and State Street Treasury Plus Money Market Portfolio (the "Treasury Plus Portfolio") (collectively, the "Portfolios"). In preparation for considering the Advisory Agreements, the Trustees had thoroughly reviewed the renewal materials provided by the investment adviser, which they had requested through independent counsel. In deciding whether to renew the Advisory Agreements, the Trustees considered various factors, including (i) the nature, extent and quality of the services provided by the SSgA Funds Management, Inc. (the "Adviser") under the Advisory Agreements, (ii) the investment performance of the Portfolios, (iii) the costs to the Adviser of its services and profits realized by the Adviser and its affiliates from their relationship with the Trust, (iv) the extent to which economies of scale would be realized if and as the Trust grows and whether the fee levels in the Advisory Agreements reflect these economies of scale, and (v) any additional benefits to the Adviser from its relationship with the Trust.

In considering the nature, extent and quality of the services provided by the Adviser, the Trustees relied on their prior direct experience as Trustees of the Trust as well as on the materials provided at the Meeting. The Board reviewed the Adviser's responsibilities under the Advisory Agreements and noted the experience and expertise that would be appropriate to expect of an adviser to the Portfolios, which are money market funds. The Trustees reviewed the background and experience of the Adviser's senior management, including those individuals responsible for the investment and compliance operations relating to the investments of the Portfolios, and the responsibilities of the latter with respect to the Portfolios. They also considered the resources, operational structures and practices of the Adviser in managing the Portfolios' investments, in monitoring and securing the Portfolios' compliance with their investment objectives and policies with respect to their investments and with applicable laws and regulations, and in seeking best execution of portfolio transactions. The Trustees also considered

STATE STREET MASTER FUNDS

GENERAL INFORMATION (UNAUDITED)
DECEMBER 31, 2008 (CONTINUED)


information about the Adviser's overall investment management business, noting that the Adviser manages assets for a variety of institutional investors and that the Adviser and its affiliates had over $1.69 trillion in assets under management as of September 30, 2008, including over $157 billion managed by the Adviser. They reviewed information regarding State Street's business continuity and disaster recovery program. Drawing upon the materials provided and their general knowledge of the business of the Adviser, the Trustees determined that the experience, resources and strength of the Adviser in the management of money market products are exceptional. As discussed more fully below, they also determined that the advisory fees for the Portfolios were fair and reasonable and that their performance and expense ratios were satisfactory. On the basis of this review, the Trustees determined that the nature and extent of the services provided by the Adviser to the Portfolios were appropriate, had been of uniformly high quality, and could be expected to remain so.

The Trustees noted that, in view of the investment objectives of the Portfolios, the investment performance was satisfactory. The Trustees noted that, for the Money Market Portfolio and the Tax Free Portfolio, materials provided by Lipper Inc. at the Meeting indicated that the Portfolios' performance had been above average for their respective Lipper peer groups for the reported (three-year, one-year and year-to-date, as applicable) periods ending September 30, 2008. For the U.S. Government Portfolio, the Treasury Portfolio and the Treasury Plus Portfolio, none of which had yet posted one-year performance data, the Board determined that there was not yet sufficient information to draw meaningful conclusions about their performance. The Board concluded that, to the extent that meaningful performance data were available, the performance of the Portfolios was satisfactory.

The Trustees considered the profitability to the Adviser and its affiliate, State Street, of the advisory relationships to the Trust. The Trustees had been provided with data regarding the profitability to the Adviser and its affiliated service providers with respect to the Portfolios individually, and on an aggregate basis, for the year ended June 30, 2008. Having discussed with representatives of the Adviser the methodologies used in computing the costs that formed the bases of the profitability calculations, they concluded that these methodologies were reasonable and turned to the data provided. After discussion and analysis they concluded that, to the extent that the Adviser's and State Street's relationships with the Trust had been profitable to either or both those entities, the profitability was in no case such as to render the advisory fees excessive.

In order better to evaluate the Portfolios' advisory fees, the Trustees had requested comparative information from Lipper Inc. with respect to fees paid by, and expense ratios of, similar funds. The Trustees found that the Portfolios' advisory fees and total expense ratios were lower than the average for their peer groups; after discussion, they concluded that the data available provided confirmation of the reasonableness of the Adviser's fees. The Board also considered that to help limit expenses of the Money Market Portfolio and the Tax Free Portfolio, the Adviser had reduced its advisory fee or otherwise reimbursed expenses for those Portfolios. The Board determined that the Adviser's fees were fair and reasonable.

In considering whether the Adviser benefits in other ways from its relationship with the Trust, the Trustees also considered whether the Adviser's affiliates may benefit from the Trust's relationship with State Street as fund administrator and custodian. They noted that the Adviser utilizes no soft-dollar arrangements in connection with the Portfolios' brokerage transactions. The Trustees concluded that, to

STATE STREET MASTER FUNDS

GENERAL INFORMATION (UNAUDITED)
DECEMBER 31, 2008 (CONTINUED)


the extent that the Adviser or its affiliates derive other benefits from their relationships with the Trust, those benefits are not so significant as to render the Adviser's fees excessive.

The Board also considered the extent to which economies of scale may be realized by the Portfolios as assets grow and whether the Portfolios' fee levels reflect such economies of scale, if any, for the benefit of investors. In considering the matter, the Board determined that, to the extent economies of scale were in fact realized, such economies of scale were shared with the Portfolios by virtue of advisory fees of comparatively low levels that subsumed economies of scale in the fees themselves. The Trustees also recognized, however, that should sustained, substantial asset growth be realized in the future, it might be necessary to consider additional measures.

On the basis of the foregoing discussions and determinations, without any one factor being dispositive, the Board decided to approve the continuance of the Advisory Agreements.

TRUSTEES AND EXECUTIVE OFFICERS (UNAUDITED)

The table below includes information about the Trustees and Executive Officers of the State Street Master Funds, including their:

     - business addresses and ages;

     - principal occupations during the past five years; and

     - other directorships of publicly traded companies or funds.

                                                                                       NUMBER OF
                                                                                       FUNDS IN FUND
NAME, ADDRESS,       POSITION(S)           TERM OF OFFICE        PRINCIPAL             COMPLEX
AND DATE OF BIRTH    HELD WITH             AND LENGTH OF         OCCUPATION DURING     OVERSEEN BY     OTHER DIRECTORSHIPS
("DOB")              TRUST                 TIME SERVED           PAST FIVE YEARS       TRUSTEE*        HELD BY TRUSTEE
-----------------    -------------------   -------------------   -------------------   -------------   -------------------
INDEPENDENT
  TRUSTEES

Michael F. Holland   Trustee and           Term: Indefinite      Chairman, Holland &         22        Trustee, State
Holland & Company,   Chairman              Elected: 7/99         Company L.L.C.                        Street
LLC 375 Park Avenue  of the Board                                (investment                           Institutional
New York, NY 10152                                               adviser)                              Investment Trust;
                                                                 (1995 - present).                     Director, the
DOB: 1944                                                                                              Holland Series
                                                                                                       Fund, Inc.;
                                                                                                       Director, The China
                                                                                                       Fund, Inc.;
                                                                                                       Chairman and
                                                                                                       Trustee, Scottish
                                                                                                       Widows Investment
                                                                                                       Partnership Trust;
                                                                                                       and Director,
                                                                                                       Reaves Utility
                                                                                                       Income Fund

William L. Boyan     Trustee               Term: Indefinite      Trustee of Old              22        Trustee, State
State Street Master                        Elected: 7/99         Mutual South Africa                   Street
Funds P.O. Box 5049                                              Master Trust                          Institutional
Boston, MA 02206                                                 (investments)                         Investment Trust;
                                                                 (1995 - present);                     and Trustee, Old
DOB: 1937                                                        Chairman emeritus,                    Mutual South Africa
                                                                 Children's Hospital                   Master Trust
                                                                 (1984 - present);
                                                                 Director, Boston
                                                                 Plan For Excellence
                                                                 (non-profit)
                                                                 (1994 - present);
                                                                 President and Chief
                                                                 Operations Officer,
                                                                 John Hancock Mutual
                                                                 Life Insurance
                                                                 Company
                                                                 (1959 - 1999).  Mr.
                                                                 Boyan retired in
                                                                 1999.

Rina K. Spence       Trustee               Term: Indefinite      President of                22        Trustee, State
State Street Master                        Elected: 7/99         SpenceCare                            Street
Funds P.O. Box 5049                                              International LLC                     Institutional
Boston, MA 02206                                                 (1998 - present);                     Investment Trust;
                                                                 Member of the                         Director, Berkshire
DOB: 1948                                                        Advisory Board,                       Life Insurance
                                                                 Ingenium Corp.                        Company of America;
                                                                 (technology                           and Director,
                                                                 company)                              IEmily.com
                                                                 (2001 - present);
                                                                 Chief Executive
                                                                 Officer, IEmily.com
                                                                 (internet company)
                                                                 (2000 - 2001);
                                                                 Chief Executive
                                                                 Officer of
                                                                 Consensus
                                                                 Pharmaceutical,
                                                                 Inc. (1998 - 1999);
                                                                 Founder, President
                                                                 and Chief Executive
                                                                 Officer of Spence
                                                                 Center for Women's
                                                                 Health
                                                                 (1994 - 1998);
                                                                 Trustee, Eastern
                                                                 Enterprise
                                                                 (utilities)
                                                                 (1988 - 2000).

Douglas T. Williams  Trustee               Term: Indefinite      Executive Vice              22        Trustee, State
State Street Master                        Elected: 7/99         President of Chase                    Street
Funds                                                            Manhattan Bank                        Institutional
P.O. Box 5049                                                    (1987 - 1999).  Mr.                   Investment Trust
Boston, MA 02206                                                 Williams retired in
                                                                 1999.
DOB: 1940


    * The "Fund Complex" consists of eleven series of the Trust and eleven series of State Street Institutional Investment Trust.

                                                                                       NUMBER OF
                                                                                       FUNDS IN FUND
NAME, ADDRESS,       POSITION(S)           TERM OF OFFICE        PRINCIPAL             COMPLEX
AND DATE OF BIRTH    HELD WITH             AND LENGTH OF         OCCUPATION DURING     OVERSEEN BY     OTHER DIRECTORSHIPS
("DOB")              TRUST                 TIME SERVED           PAST FIVE YEARS       TRUSTEE*        HELD BY TRUSTEE
-----------------    -----------           --------------        -----------------     -------------   -------------------
INTERESTED
  TRUSTEES(1)
James E. Ross        Trustee President     Term: Indefinite      President, SSgA             22        Trustee, State
SSgA Funds                                 Elected Trustee:      Funds Management,                     Street
Management, Inc.                           2/07 Elected          Inc.                                  Institutional
State Street                               President: 4/05       (2005 - present);                     Investment Trust;
Financial Center                                                 Principal, SSgA                       Trustee, SPDR(R)
One Lincoln Street                                               Funds Management,                     Series Trust;
Boston, MA 02111-                                                Inc. (2001 - 2005);                   Trustee, SPDR(R)
2900                                                             Senior Managing                       Index Shares Trust
                                                                 Director, State                       and Trustee, Select
DOB: 1965                                                        Street Global                         Sector SPDR(R)
                                                                 Advisors (March                       Trust
                                                                 2006 - present);
                                                                 Principal, State
                                                                 Street Global
                                                                 Advisers
                                                                 (2000 - 2006).
OFFICERS:
Gary L. French       Treasurer             Term: Indefinite      Senior Vice                 --                 --
State Street Bank                          Elected: 5/05         President of State
and Trust Company 2                                              Street Bank and
Avenue de Lafayette                                              Trust Company
Boston, MA 02111                                                 (2002 - present).

DOB: 1951
Laura F. Healy       Assistant Treasurer   Term: Indefinite      Vice President of           --                 --
State Street Bank                          Elected: 11/08        State Street Bank
and Trust Company 2                                              and Trust Company
Avenue de Lafayette                                              (prior to July 2,
Boston, MA 02111                                                 2008, Investors
                                                                 Financial
DOB: 1964                                                        Corporation) since
                                                                 2002.
Brian D. O'Sullivan  Assistant Treasurer   Term: Indefinite      Vice President of           --                 --
State Street Bank                          Elected: 11/08        State Street Bank
and Trust Company                                                and Trust Company
801 Pennsylvania                                                 (2007 - present)
Avenue Kansas City,                                              with which he has
MO 64105                                                         been affiliated
                                                                 with since 1997.
DOB: 1975
Peter T. Sattelmair  Assistant Treasurer   Term: Indefinite      Director of Fund            --                 --
State Street Bank                          Elected: 11/08        Administration of
and Trust Company                                                State Street Bank
801 Pennsylvania                                                 and Trust Company
Avenue Kansas City,                                              (2007 - present)
MO 64105                                                         with which he has
                                                                 been affiliated
DOB: 1977                                                        with since 1999.


--------

 * The "Fund Complex" consists of eleven series of the Trust and eleven series of State Street Institutional Investment Trust.

(1) Mr. Ross is an Interested Trustee because of his employment by SSgA Funds Management, Inc., an affiliate of the Trust.

                                                                                       NUMBER OF
                                                                 PRINCIPAL             FUNDS IN FUND
NAME, ADDRESS,       POSITION(S)           TERM OF OFFICE        OCCUPATION            COMPLEX         OTHER DIRECTORSHIPS
AND DATE OF BIRTH    HELD WITH             AND LENGTH OF         DURING PAST FIVE      OVERSEEN BY     HELD
("DOB")              TRUST                 TIME SERVED           YEARS                 TRUSTEE*        BY TRUSTEE
-----------------    -----------           --------------        ----------------      -------------   -------------------
OFFICERS:
  (CONTINUED)
-------------------

Julie Piatelli       Chief Compliance      Term: Indefinite      Principal and               --                 --
SSgA Funds           Officer               Elected: 7/07         Senior Compliance
Management, Inc.                                                 and Risk Management
State Street                                                     Officer, SSgA Funds
Financial Center                                                 Management, Inc.
One Lincoln Street                                               (2004-present),
Boston, MA 02111                                                 Vice President
DOB: 1967                                                        State Street Global
                                                                 Advisors
                                                                 (2004 - present).
Nancy L. Conlin      Secretary             Term: Indefinite      Vice President and          --                 --
State Street Bank                          Elected: 2/09         Managing Counsel,
and Trust Company                                                State Street Bank
2 Avenue de                                                      and Trust Company
Lafayette                                                        (2007 - present);
Boston MA 02111                                                  General Counsel,
                                                                 Plymouth Rock
DOB: 1953                                                        Companies
                                                                 (2004 - 2007).
Brian C. Poole       Assistant Secretary   Term: Indefinite      Vice President and          --                 --
State Street Bank                          Elected 9/08          Counsel
and Trust Company 4                                              (2008 - present)
Copley Place, 5th                                                and Associate
Floor Boston, MA                                                 Counsel
02116                                                            (2004 - 2007),
                                                                 State Street Bank
DOB: 1971                                                        and Trust Company
                                                                 (formerly Investors
                                                                 Bank and Trust
                                                                 Company); Legal
                                                                 Product Manager,
                                                                 Fidelity
                                                                 Investments
                                                                 (2000 - 2004).


--------

    * The "Fund Complex" consists of eleven series of the Trust and eleven series of State Street Institutional Investment Trust.

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling (toll free) 877-521-4083.

TRUSTEES
Michael F. Holland
William L. Boyan
Rina K. Spence
Douglas T. Williams
James E. Ross

INVESTMENT ADVISER
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111

CUSTODIAN
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111

ADMINISTRATOR
State Street Bank and Trust Company
801 Pennsylvania Avenue
Kansas City, MO 64105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

LEGAL COUNSEL
Ropes & Gray LLP
One International Place
Boston, MA 02110

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Master Funds
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206

                       STATE STREET EQUITY 500 INDEX FUND

                                  ANNUAL REPORT

                                DECEMBER 31, 2008

STATE STREET EQUITY 500 INDEX FUND
ADMINISTRATIVE SHARES

GROWTH OF A $10,000 INVESTMENT (a)

                              (PERFORMANCE GRAPH)

            State Street Equity
               500 Index Fund
           Administrative Shares   S&P 500 (R) Index
           ---------------------   -----------------
 4/18/01           10,000               10,000
12/31/01            9,703                9,363
12/31/02            7,538                7,294
12/31/03            9,680                9,386
12/31/04           10,703               10,407
12/31/05           11,207               10,919
12/31/06           12,940               12,644
12/31/07           13,632               13,338
12/31/08            8,603                8,403

                           INVESTMENT PERFORMANCE (a)

                      For the Year Ended December 31, 2008

                                                                                     Total Return
                                         Total Return        Total Return      Average Annualized Since
                                        One Year Ended     Five Years Ended   Commencement of Operations
                                      December 31, 2008   December 31, 2008        (April 18, 2001)
                                      -----------------   -----------------   --------------------------
State Street Equity 500
   Index Fund Administrative Shares        -36.89%              -2.32%                  -1.93%
S&P 500(R) Index (b)                       -37.00%              -2.19%                  -1.74%

(a) Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor's share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(b) The Standard & Poor's 500 Composite Stock Price Index ("S&P 500(R) Index") is an unmanaged capitalization-weighted index of 500 widely held stocks recognized by investors to be representative of the stock market in general. It is not possible to invest directly in an index.

STATE STREET EQUITY 500 INDEX FUND

EXPENSE EXAMPLE

As a shareholder of the State Street Equity 500 Index Fund (the "Fund"), you incur ongoing costs, which include costs for administrative services and distribution (12b-1) fees, among others, in addition to the Fund's proportionate share of expenses of the State Street Equity 500 Index Portfolio. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2008 to December 31, 2008.

The table below illustrates your Fund's costs in two ways:

     - BASED ON ACTUAL FUND RETURN. This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the actual return of each class of the Fund, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the indicated Class. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

          To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Class under the heading "Expenses Paid During Period".

     - BASED ON HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Class' costs with those of other mutual funds. It assumes that the Class had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case- because the return used is not the Class' actual return- the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Class' costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended December 31, 2008

                                                      BEGINNING           ENDING
                                                    ACCOUNT VALUE     ACCOUNT VALUE      EXPENSES PAID
                                                     JULY 1, 2008   DECEMBER 31, 2008   DURING PERIOD *
                                                    -------------   -----------------   ---------------
BASED ON ACTUAL CLASS RETURN
Administrative Shares                                 $1,000.00         $  717.90            $1.06
Service Shares                                        $1,000.00         $  717.60            $1.49
Class R Shares                                        $1,000.00         $  715.80            $3.00
BASED ON HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Administrative Shares                                 $1,000.00         $1,023.90            $1.25
Service Shares                                        $1,000.00         $1,023.40            $1.75
Class R Shares                                        $1,000.00         $1,021.64            $3.53

* The calculations are based on expenses incurred in the most recent six month period of each Class. The Administrative Shares, Service Shares and Class R Shares annualized average weighted expense ratios as of December 31, 2008 were 0.245%, 0.345% and 0.695%, respectively, which include each Class' proportionate share of the expenses of the State Street Equity 500 Index Portfolio. The dollar amounts shown as "Expenses Paid" are equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

STATE STREET EQUITY 500 INDEX FUND

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2008

ASSETS
   Investment in State Street Equity 500 Index Portfolio,
      at value (identified cost $184,759,377) (Note 1)      $ 157,290,409
   Receivable for Fund shares sold                                154,750
                                                            -------------
                                                              157,445,159
LIABILITIES
   Payable for Fund shares repurchased                            130,836
   Distribution fees payable (Note 3)                              25,469
   Administration fees payable (Note 3)                             6,425
                                                            -------------
                                                                  162,730
                                                            -------------
NET ASSETS                                                  $ 157,282,429
                                                            =============
NET ASSETS CONSIST OF:
   Paid-in capital                                          $ 216,526,642
   Undistributed net investment income                             51,153
   Accumulated net realized loss                              (31,966,168)
   Net unrealized depreciation on investments and futures     (27,329,198)
                                                            -------------
NET ASSETS                                                  $ 157,282,429
                                                            =============
ADMINISTRATIVE SHARES:
NET ASSETS                                                  $ 111,075,320
Shares of beneficial interest outstanding                      14,814,798
Offering, net asset value, and redemption price per share   $        7.50
                                                            =============
SERVICE SHARES:
NET ASSETS                                                  $  41,231,591
Shares of beneficial interest outstanding                       5,504,859
Offering, net asset value, and redemption price per share   $        7.49
                                                            =============
CLASS R SHARES:
NET ASSETS                                                  $   4,975,518
Shares of beneficial interest outstanding                         664,111
Offering, net asset value, and redemption price per share   $        7.49
                                                            =============

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX FUND

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2008

INCOME
   Dividend income allocated from Portfolio (Note 2)        $   4,991,371
   Interest income allocated from Portfolio (Note 2)              127,079
   Expenses allocated from Portfolio (Note 3)                     (98,818)
                                                            -------------
                                                                5,019,632
                                                            -------------
EXPENSES
   Distribution fees (Note 3)
      Administrative Shares                                       231,401
      Service Shares                                              148,714
      Class R Shares                                               34,445
   Administration fees (Note 3)                                   109,747
                                                            -------------
                                                                  524,307
                                                            -------------
NET INVESTMENT INCOME                                           4,495,325
                                                            -------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) allocated from Portfolio on:
   Investments                                                    209,275
   Futures                                                     (2,241,679)
                                                            -------------
                                                               (2,032,404)
                                                            -------------
Change in net unrealized appreciation (depreciation)
   allocated from Portfolio on:
   Investments                                                (99,318,637)
   Futures                                                        (60,733)
                                                            -------------
                                                              (99,379,370)
                                                            -------------
Net realized and unrealized loss                             (101,411,774)
                                                            -------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS        $ (96,916,449)
                                                            =============

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                     For the Year   For the Year
                                                                                        Ended           Ended
                                                                                     December 31,   December 31,
                                                                                         2008           2007
                                                                                    -------------   ------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income (allocated from Portfolio)                                 $   4,495,325   $  4,777,128
   Net realized gain (loss) on investments and futures (allocated from Portfolio)      (2,032,404)    17,549,610
   Change in net unrealized appreciation (depreciation) (allocated from Portfolio)    (99,379,370)    (8,067,887)
                                                                                    -------------   ------------
      Net increase (decrease) in net assets resulting from operations                 (96,916,449)    14,258,851
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income
      Administrative Shares                                                            (3,183,788)    (3,457,438)
      Service Shares                                                                   (1,136,976)    (1,199,367)
      Class R Shares                                                                     (120,912)       (80,013)
                                                                                    -------------   ------------
         Total distributions                                                           (4,441,676)    (4,736,818)
                                                                                    -------------   ------------
CAPITAL SHARE TRANSACTIONS:
ADMINISTRATIVE SHARES
   Shares sold                                                                         11,090,053      8,626,335
   Reinvestment of distributions                                                        3,183,788      3,457,437
   Shares redeemed                                                                    (25,494,917)   (33,384,100)
                                                                                    -------------   ------------
      Net decrease from capital share transactions                                    (11,221,076)   (21,300,328)
                                                                                    -------------   ------------
SERVICE SHARES
   Shares sold                                                                         13,444,390     19,564,724
   Reinvestment of distributions                                                        1,136,976      1,199,367
   Shares redeemed                                                                    (16,091,872)   (11,631,522)
                                                                                    -------------   ------------
      Net increase (decrease) from capital share transactions                          (1,510,506)     9,132,569
                                                                                    -------------   ------------
CLASS R SHARES
   Shares sold                                                                          2,501,810      3,797,904
   Reinvestment of distributions                                                          120,912         80,013
   Shares redeemed                                                                       (847,044)    (1,138,884)
                                                                                    -------------   ------------
      Net increase from capital share transactions                                      1,775,678      2,739,033
                                                                                    -------------   ------------
   Net increase (decrease) in net assets                                             (112,314,029)        93,307
NET ASSETS, BEGINNING OF YEAR                                                         269,596,458    269,503,151
                                                                                    -------------   ------------
NET ASSETS, END OF YEAR                                                             $ 157,282,429   $269,596,458
                                                                                    =============   ============
Undistributed net investment income                                                 $      51,153   $     31,595
                                                                                    =============   ============

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX FUND

                                             For the Year        For the Year
                                                Ended                Ended
                                          December 31, 2008   December 31, 2007
                                          -----------------   -----------------
CHANGES IN SHARES:
ADMINISTRATIVE SHARES
   Shares sold                                1,073,804              702,137
   Reinvestment of distributions                430,824              280,636
   Shares redeemed                           (2,440,324)          (2,692,125)
                                             ----------           ----------
      Net decrease in shares                   (935,696)          (1,709,352)
                                             ==========           ==========
SERVICE SHARES
   Shares sold                                1,338,991            1,595,084
   Reinvestment of distributions                153,853               97,430
   Shares redeemed                           (1,793,104)            (944,902)
                                             ----------           ----------
      Net increase (decrease) in shares        (300,260)             747,612
                                             ==========           ==========
CLASS R SHARES
   Shares sold                                  245,875              305,676
   Reinvestment of distributions                 16,361                6,500
   Shares redeemed                              (81,791)             (91,028)
                                             ----------           ----------
      Net increase in shares                    180,445              221,148
                                             ==========           ==========

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX FUND

FINANCIAL HIGHLIGHTS
FOR AN ADMINISTRATIVE SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE
YEAR

                                                              Year       Year       Year       Year       Year
                                                             Ended       Ended     Ended       Ended      Ended
                                                            12/31/08   12/31/07   12/31/06   12/31/05   12/31/04
                                                            --------   --------   --------   --------   --------
PER SHARE OPERATING PERFORMANCE (a):
NET ASSET VALUE, BEGINNING OF YEAR                          $  12.24   $  11.83   $  10.41   $  10.10   $   9.34
                                                            --------   --------   --------   --------   --------
INVESTMENT OPERATIONS:
   Net investment income *                                      0.21       0.22       0.19       0.17       0.17
   Net realized and unrealized gain (loss) on investments      (4.73)      0.41       1.42       0.30       0.82
                                                            --------   --------   --------   --------   --------
      Total from investment operations                         (4.52)      0.63       1.61       0.47       0.99
                                                            --------   --------   --------   --------   --------
LESS DISTRIBUTIONS FROM:
   Net investment income                                       (0.22)     (0.22)     (0.19)     (0.16)     (0.23)
                                                            --------   --------   --------   --------   --------
   Net increase (decrease) in net assets                       (4.74)      0.41       1.42       0.31       0.76
                                                            --------   --------   --------   --------   --------
NET ASSET VALUE, END OF YEAR                                $   7.50   $  12.24   $  11.83   $  10.41   $  10.10
                                                            ========   ========   ========   ========   ========
TOTAL RETURN (b)                                              (36.89)%     5.35%     15.52%      4.66%     10.63%
                                                            ========   ========   ========   ========   ========
RATIOS AND SUPPLEMENTAL DATA:
   Net Assets, End of Year (000s)                           $111,075   $192,718   $206,607   $195,725   $200,524
   Ratios to average net assets (a):
      Operating expenses                                       0.245%     0.245%     0.245%     0.245%     0.245%
      Net investment income                                     2.09%      1.76%      1.75%      1.64%      1.78%
   Portfolio turnover rate (c)                                    14%        12%        10%         8%         9%

----------
(a) The per share amounts and percentages include the Fund's proportionate share of income and expenses of the State Street Equity 500 Index Portfolio.

(b) Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates.

     Results represent past performance and are not indicative of future results.

(c)  Portfolio turnover rate is from the State Street Equity 500 Index
     Portfolio.

* Net investment income per share is calculated using the average shares method.

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX FUND

FINANCIAL HIGHLIGHTS
FOR A SERVICE SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE YEAR

                                                              Year       Year       Year       Year       Year
                                                             Ended      Ended       Ended      Ended     Ended
                                                            12/31/08   12/31/07   12/31/06   12/31/05   12/31/04
                                                            --------   --------   --------   --------   --------
PER SHARE OPERATING PERFORMANCE (a):
NET ASSET VALUE, BEGINNING OF YEAR                          $ 12.22    $ 11.82    $ 10.40    $ 10.10    $  9.33
                                                            -------    -------    -------    -------    -------
INVESTMENT OPERATIONS:
   Net investment income *                                     0.20       0.21       0.18       0.16       0.16
   Net realized and unrealized gain (loss) on investments     (4.72)      0.40       1.42       0.30       0.83
                                                            -------    -------    -------    -------    -------
      Total from investment operations                        (4.52)      0.61       1.60       0.46       0.99
                                                            -------    -------    -------    -------    -------
LESS DISTRIBUTIONS FROM:
   Net investment income                                      (0.21)     (0.21)     (0.18)     (0.16)     (0.22)
                                                            -------    -------    -------    -------    -------
   Net increase (decrease) in net assets                      (4.73)      0.40       1.42       0.30       0.77
                                                            -------    -------    -------    -------    -------
NET ASSET VALUE, END OF YEAR                                $  7.49    $ 12.22    $ 11.82    $ 10.40    $ 10.10
                                                            =======    =======    =======    =======    =======
TOTAL RETURN (b)                                             (36.93)%     5.16%     15.41%      4.56%     10.51%
                                                            =======    =======    =======    =======    =======
RATIOS AND SUPPLEMENTAL DATA:
   Net Assets, End of Year (000s)                           $41,232    $70,965    $59,792    $39,086    $12,964
   Ratios to average net assets (a):
      Operating expenses                                      0.345%     0.345%     0.345%     0.345%     0.345%
      Net investment income                                    1.98%      1.67%      1.65%      1.56%      1.67%
   Portfolio turnover rate (c)                                   14%        12%        10%         8%         9%

----------
(a) The per share amounts and percentages include the Fund's proportionate share of income and expenses of the State Street Equity 500 Index Portfolio.

(b) Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates.

     Results represent past performance and are not indicative of future results.

(c)  Portfolio turnover rate is from the State Street Equity 500 Index
     Portfolio.

* Net investment income per share is calculated using the average shares method.

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX FUND

FINANCIAL HIGHLIGHTS
FOR A CLASS R SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE YEAR

                                                              Year       Year       Year        Period
                                                              Ended     Ended       Ended       Ended
                                                            12/31/08   12/31/07   12/31/06   12/31/2005(a)
                                                            --------   --------   --------   -------------
PER SHARE OPERATING PERFORMANCE (b):
NET ASSET VALUE, BEGINNING OF PERIOD                        $ 12.23     $11.82     $10.40      $ 9.98
                                                            -------     ------     ------      ------
INVESTMENT OPERATIONS:
   Net investment income *                                     0.17       0.16       0.15        0.08
   Net realized and unrealized gain (loss) on investments     (4.72)      0.42       1.41        0.41
                                                            -------     ------     ------      ------
      Total from investment operations                        (4.55)      0.58       1.56        0.49
                                                            -------     ------     ------      ------
LESS DISTRIBUTIONS FROM:
   Total distributions                                        (0.19)     (0.17)     (0.14)      (0.07)
                                                            -------     ------     ------      ------
   Net increase (decrease) in net assets                      (4.74)      0.41       1.42        0.42
                                                            -------     ------     ------      ------
NET ASSET VALUE, END OF PERIOD                              $  7.49     $12.23     $11.82      $10.40
                                                            =======     ======     ======      ======
TOTAL RETURN (c)                                             (37.20)%     4.88%     15.02%       4.92%
                                                            =======     ======     ======      ======
RATIOS AND SUPPLEMENTAL DATA:
   Net Assets, End of Period (000s)                         $ 4,975     $5,914     $3,104      $  105
   Ratios to average net assets (b):
      Operating expenses                                      0.695%     0.695%     0.695%      0.650%(d)
      Net investment income                                    1.67%      1.33%      1.33%       1.37%(d)
   Portfolio turnover rate (e)                                   14%        12%        10%          8%

----------
(a)  Class R Shares commenced operations on June 7, 2005.

(b) The per share amounts and percentages include the Fund's proportionate share of income and expenses of the State Street Equity 500 Index Portfolio.

(c) Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total return for periods of less than one year is not annualized. Results represent past performance and are not indicative of future results.

(d)  Annualized.

(e)  Portfolio turnover rate is from the State Street Equity 500 Index
     Portfolio.

* Net investment income per share is calculated using the average shares method.

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX FUND
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2008

1. ORGANIZATION

State Street Institutional Investment Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and was organized as a business trust under the laws of The Commonwealth of Massachusetts on February 16, 2000. The Trust consists of the following series: the State Street Equity 500 Index Fund, the State Street Equity 400 Index Fund, the State Street Equity 2000 Index Fund, the State Street Aggregate Bond Index Fund, the State Street Institutional Liquid Reserves Fund, the State Street Institutional Tax Free Money Market Fund, the State Street Institutional Short-Term Tax Exempt Bond Fund, the State Street Institutional Limited Duration Bond Fund, the State Street Institutional Treasury Money Market Fund, the State Street Institutional Treasury Plus Money Market Fund and the State Street Institutional U.S. Government Money Market Fund, each of which is a separate diversified series of the Trust. Information presented in these financial statements pertains only to the State Street Equity 500 Index Fund (the "Fund"). The Fund is authorized to issue an unlimited number of shares, with no par value.

The Fund commenced operations on April 18, 2001. As of December 31, 2008, the Fund, the State Street Institutional Liquid Reserves Fund, the State Street Institutional Tax Free Money Market Fund, the State Street Institutional Short-Term Tax Exempt Bond Fund, the State Street Institutional Treasury Money Market Fund, the State Street Institutional Treasury Plus Money Market Fund and the State Street U.S. Government Money Market Fund were the only series of the Trust that had commenced operations. The Fund offers Administrative Shares, Service Shares and Class R Shares, respectively. Administrative Shares commenced operations on April 18, 2001, Service Shares commenced operations on March 10, 2003 and Class R Shares commenced operations on June 7, 2005.

The Fund invests all of its investable assets in interests of the State Street Equity 500 Index Portfolio (the "Portfolio"), a series of a separately registered investment company called State Street Master Funds. The investment objective and policies of the Portfolio are substantially similar to those of the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (10.33% at December 31, 2008). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Fund in preparation of its financial statements.

SECURITY VALUATION - The Fund records its investment in the Portfolio at value. The valuation policies of the Portfolio are discussed in Note 2 of the Portfolio's Notes to Financial Statements, which are included elsewhere within this report.

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The summary of the inputs used for the Portfolio, as of December 31, 2008, in valuing the Portfolio's assets carried at fair value are discussed in Note 2 of the Portfolio's Notes to Financial Statements, which are included elsewhere within this report.

SECURITY TRANSACTIONS, INVESTMENT INCOME AND EXPENSES - Securities transactions are recorded on a trade date basis for financial statement purposes. Net investment income consists of the Fund's pro-rata share of the net investment income of the Portfolio, less all expenses of the Fund. Realized and unrealized gains and losses from security transactions consist of the Fund's pro-rata share of the Portfolio's realized and unrealized gains and losses. Realized gains and losses from security transactions are recorded on the basis of identified cost. Class specific distribution fees are borne by each class. Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to the respective classes daily on the basis of relative net assets.

DIVIDENDS AND DISTRIBUTIONS - Dividends, if any, are declared and paid, at least annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

STATE STREET EQUITY 500 INDEX FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2008

The tax character of distributions paid to shareholders during the years ended December 31, for ordinary income, was as follows:

                     2008         2007
                  ----------   ----------
Ordinary income   $4,441,676   $4,736,818

At December 31, 2008, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income     $        532
Capital loss carryover             (17,139,387)
Post-October 2008 loss deferral     (4,876,646)
Unrealized depreciation            (37,228,712)
                                  ------------
Total                             $(59,244,213)

At December 31, 2008 the difference between book basis and tax basis components of net assets were primarily attributable to wash sale deferrals, mark to market of futures contracts for tax purposes, REIT dividend income reallocations, and current year post-October losses deferred.

FEDERAL INCOME TAXES - The Fund intends to continue to qualify for and elect treatment as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. By so electing and qualifying, the Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of its net taxable income and capital gains, if any, the Fund will not be subject to federal excise tax.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are due in part to differing treatments for reallocation of tax gains/losses on securities and futures, reallocation adjustments due to REIT reclassification from ordinary income to long term gains, REIT adjustments for securities sold, REIT capital gain distributions adjustment, redemption in-kind gains/losses and tax overdistribution.

For the year ended December 31, 2008, permanent differences identified and reclassified among the components of net assets were as follows:

                                             UNDISTRIBUTED
                                            NET INVESTMENT
PAID-IN CAPITAL   ACCUMULATED GAIN (LOSS)    INCOME (LOSS)
---------------   -----------------------   --------------
   $5,152,370           $(5,118,279)           $(34,091)

Net investment income (loss), net realized gains (losses) and net assets were not affected by this reclassification.

At December 31, 2008, the Fund had capital loss carry forwards in the amount of $17,139,387, which may be utilized to offset future net realized capital gains in the amounts and until the expiration dates noted below:

                                 EXPIRATION YEAR

   2009         2010        2011      2012       2013       2014        2016
----------   ----------   -------   --------   --------   --------   ----------
$3,344,055   $7,776,419   $78,263   $357,924   $216,052   $634,808   $4,731,866

Post-October losses of $4,876,646 will be deferred to the first day of fiscal year 2009.

STATE STREET EQUITY 500 INDEX FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2008

At December 31, 2008, the cost of investments computed on a federal income tax basis was $194,560,634 resulting in $37,270,225 of unrealized depreciation. The differences between book and tax cost amounts are primarily due to wash sales deferrals.

The Fund has reviewed the tax positions for open years as of December 31, 2008 and determined it did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2008, tax years 2005 through 2008 remain subject to examination by the fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

EXPENSE ALLOCATION: Certain expenses are applicable to multiple Funds. Expenses directly attributable to a Fund are charged to that Fund. Expenses of the Trust that are not directly attributed to a Fund are allocated among the Funds, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the Funds can otherwise be made fairly.

USE OF ESTIMATES: The Fund's financial statements are prepared in accordance with U.S. generally accepted accounting principles that require the use of management estimates. Actual results could differ from those estimates.

3. RELATED PARTY FEES AND TRANSACTIONS

The Fund has entered into an investment advisory agreement with SSgA Funds Management, Inc. ("SSgA FM" or the "Adviser"), a subsidiary of State Street Corp. and an affiliate of State Street Bank and Trust Company ("State Street"). In addition the Portfolio has entered into an investment advisory agreement with SSgA FM under which SSgA FM directs the investment of the Portfolio in accordance with the Portfolio's investment objective, policies and limitations. The Fund pays no advisory fee to SSgA FM as long as the Fund invests all of its assets in the Portfolio or another investment company. The Trust has contracted with State Street to provide custody, administration and transfer agent services to the Fund. In compensation for State Street's services as administrator, custodian and transfer agent (and for assuming ordinary legal and audit expenses), State Street receives a fee at the annual rate of 0.05% of average daily net assets of the Fund. For the year ended December 31, 2008, the Fund paid State Street $109,747 for such services. The Portfolio pays State Street a unitary fee, calculated daily, at the annual rate of 0.045% of the Portfolio's average daily net assets in compensation for SSgA FM's services as investment adviser and for State Street's services as administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the Portfolio, including ordinary legal, audit and trustees expense). For the year ended December 31, 2008, the Fund's pro-rata share of these expenses amounted to $98,818.

The Trust has adopted a plan of distribution pursuant to Rule 12b-1 under the 1940 Act (the "Rule 12b-1 Plan"). Under the Rule 12b-1 Plan, the Fund compensates financial intermediaries in connection with the distribution of Administrative, Service and Class R Shares and for services provided to the Fund's shareholders. The Fund made payments under the Rule 12b-1 Plan at an annual rate of 0.15% of average daily net assets for Administrative Shares of the Fund, an annual rate of 0.25% of average daily net assets for Service Shares of the Fund and an annual rate of 0.60% of average daily net assets for Class R Shares of the Fund. For the year ended December 31, 2008, the Fund's Administrative Shares, Service Shares and Class R Shares accrued $231,401, $148,714, and $34,445, respectively, which is payable to financial intermediaries pursuant to the Rule 12b-1 plan.

4. INDEMNIFICATIONS

The Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims against the Trust. Management does not expect any significant claims.

STATE STREET EQUITY 500 INDEX FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2008

5. NEW ACCOUNTING PRONOUNCEMENTS

On March 19, 2008, the FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("FAS 161"). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and believes the impact of adopting FAS 161 will be limited to additional disclosures.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of State Street Institutional Investment Trust and Shareholders of State Street Equity 500 Index Fund:

We have audited the accompanying statement of assets and liabilities of the State Street Equity 500 Index Fund (one of the funds constituting State Street Institutional Investment Trust) (the "Fund") as of December 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the State Street Equity 500 Index Fund of State Street Institutional Investment Trust at December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.


                                         (ERNST & YOUNG LLP)

Boston, Massachusetts
February 23, 2009

STATE STREET EQUITY 500 INDEX FUND
GENERAL INFORMATION (UNAUDITED)
DECEMBER 31, 2008

TAX INFORMATION

For federal income tax purposes, the following information is furnished with respect to the Fund's distributions for its fiscal year ended December 31, 2008:

State Street Equity 500 Index Fund had 100% of 2008 ordinary dividends paid qualify for the corporate dividends received deduction. 100% of these distributions have also met the requirements needed to be considered qualified dividends under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

PROXY VOTING POLICIES AND PROCEDURES AND RECORD

The Trust has adopted proxy voting procedures relating to portfolio securities held by the Portfolio. A description of the policies and procedures are available (i) without charge, upon request, by calling (877) 521-4083 or (ii) on the website of the Securities and Exchange Commission (the "SEC") at www.sec.gov. Information on how the Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by August 31 (i) without charge, upon request, by (i) calling (877) 521-4083 or (ii) on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year (as of March and September of each year) on Form N-Q. The Trust's Forms N-Q are available on the SEC's website at www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (877) 521-4083.

ADVISORY AGREEMENT RENEWAL

The Board of Trustees of the Trust met on November 20, 2008 (the "Meeting") to consider the renewal of the investment advisory agreement for the Fund (the "Advisory Agreement"). In preparation for considering the Advisory Agreement, the Trustees had thoroughly reviewed the renewal materials provided by the investment adviser, which they had requested through independent counsel. In deciding whether to renew the Advisory Agreement, the Trustees considered various factors, including (i) the nature, extent and quality of the services provided by the SSgA Funds Management, Inc. (the "Adviser") under the Advisory Agreement, (ii) the investment performance of the Fund, (iii) the costs to the Adviser of its services and the profits realized by the Adviser and its affiliates from their relationship with the Trust, (iv) the extent to which economies of scale would be realized if and as the Trust grows and whether the fee levels in the Advisory Agreement reflect these economies of scale, and (v) any additional benefits to the Adviser from its relationship with the Trust.

In considering the nature, extent and quality of the services provided by the Adviser, the Trustees relied on their prior direct experience as Trustees of the Trust as well as on the materials provided at the Meeting. The Board reviewed the Adviser's responsibilities under the Advisory Agreement and noted the experience and expertise that would be appropriate to expect of an adviser to the Fund, which is a feeder index fund in a master-feeder structure. The Trustees reviewed the background and experience of the Adviser's senior management, including those individuals responsible for the investment and compliance operations relating to the investments of the Fund, and the responsibilities of the latter with respect to the Fund. They also considered the resources, operational structures and practices of the Adviser in managing the Fund's investments, in monitoring and securing the Fund's compliance with its investment objective and policies with respect to its investments and with applicable laws and regulations, and in seeking best execution of portfolio transactions. The Trustees also considered information about the Adviser's overall investment management business, noting that the Adviser manages assets for a variety of institutional investors and that the Adviser and its affiliates had over $1.69 trillion in assets under management as of September 30,

STATE STREET EQUITY 500 INDEX FUND
GENERAL INFORMATION (UNAUDITED)
DECEMBER 31, 2008 (CONTINUED)

2008, including over $157 billion managed by the Adviser. They reviewed information regarding State Street's business continuity and disaster recovery program. Drawing upon the materials provided and their general knowledge of the business of the Adviser, the Trustees determined that the experience, resources and strength of the Adviser in the management of index products are exceptional. As discussed more fully below, they also determined that the advisory fee for the Fund was fair and reasonable and that its performance and expense ratio were satisfactory. On the basis of this review, the Trustees determined that the nature and extent of the services provided by the Adviser to the master portfolio and indirectly to the Fund were appropriate, had been of uniformly high quality, and could be expected to remain so.

The Trustees noted that, in view of the investment objective of the Fund, the investment performance was satisfactory. The Trustees noted that the performance of the Fund in absolute terms was not of the importance that normally attaches to that of actively-managed funds. Of more importance to the Trustees was the extent to which the Fund achieved its objective of replicating, before expenses, the total return of the S&P 500 Index. Drawing upon information provided at the Meeting and upon reports provided to the Trustees by the Adviser throughout the preceding year, they determined that the Fund had in fact tracked the index within an acceptable range of tracking error. They concluded that the performance of the Fund was satisfactory.

The Trustees considered the profitability to the Adviser and its affiliate, State Street, of the advisory relationships with the Trust. The Trustees had been provided with data regarding the profitability to the Adviser and its affiliated service providers with respect to the Fund individually, and on an aggregate basis, for the year ended June 30, 2008. Having discussed with representatives of the Adviser the methodologies used in computing the costs that formed the bases of the profitability calculations, they concluded that these methodologies were reasonable and turned to the data provided. After discussion and analysis they concluded that, to the extent that the Adviser's and State Street's relationships with the Trust had been profitable to either or both of those entities, the profitability was in no case such as to render the advisory fee excessive.

In order better to evaluate the Fund's advisory fee, the Trustees had requested comparative information from Lipper Inc. with respect to fees paid by, and expense ratios of, similar funds. The Trustees found that the Fund's advisory fee was in all cases lower than the average for the respective peer group, while total expense ratios were lower than average for certain of the Fund's share classes and higher for others; after discussion, they concluded that the data available provided confirmation of the reasonableness of the Adviser's fee. The Trustees noted that the Adviser does not receive any advisory fee from the Fund so long as the Fund invests substantially all of its assets in a master portfolio or in another investment company. The Board determined that the Adviser's fee was fair and reasonable.

In considering whether the Adviser benefits in other ways from its relationship with the Trust, the Trustees also considered whether the Adviser's affiliates may benefit from the Trust's relationship with State Street as fund administrator, custodian and transfer agent. They noted that the Adviser utilizes no soft-dollar arrangements in connection with the master portfolio's brokerage transactions. The Trustees concluded that, to the extent that the Adviser or its affiliates derive other benefits from their relationships with the Trust, those benefits are not so significant as to render the Adviser's fee excessive.

The Board also considered the extent to which economies of scale may be realized by the Fund as assets grow and whether the Fund's fee levels reflect such economies of scale, if any, for the benefit of investors. In considering the matter, the Board determined that, to the extent economies of scale were in fact realized, such economies of scale were shared with the Fund by virtue of an advisory fee of a comparatively low level that subsumed economies of scale in the fee itself. The Trustees also recognized, however, that should sustained, substantial asset growth be realized in the future, it might be necessary to consider additional measures.

On the basis of the foregoing discussions and determinations, without any one factor being dispositive, the Board decided to approve the continuance of the Advisory Agreement.

TRUSTEES AND EXECUTIVE OFFICERS (UNAUDITED).

The table below includes information about the Trustees and Executive Officers of the State Street Institutional Investment Trust, including their:

     -    business addresses and ages;

     -    principal occupations during the past five years; and

     -    other directorships of publicly traded companies or funds.

                                                                                           NUMBER
                                                                                          OF FUNDS
                                                                                          IN FUND
NAME, ADDRESS, AND       POSITION(S)   TERM OF OFFICE                                     COMPLEX
DATE OF BIRTH             HELD WITH     AND LENGTH OF        PRINCIPAL OCCUPATION       OVERSEEN BY               OTHER
("DOB")                    TRUST         TIME SERVED        DURING PAST FIVE YEARS        TRUSTEE*    DIRECTORSHIPS HELD BY TRUSTEE
----------------------  ------------  ----------------  ------------------------------  -----------  -------------------------------
INDEPENDENT TRUSTEES

Michael F. Holland      Trustee and   Term: Indefinite  Chairman, Holland & Company          22      Trustee, State Street
Holland & Company, LLC  Chairman of   Elected: 7/99     L.L.C. (investment adviser)                  Institutional Investment Trust;
375 Park Avenue         the Board                       (1995 - present).                            Director, the Holland Series
New York, NY 10152                                                                                   Fund, Inc.; Director, The China
DOB: 1944                                                                                            Fund, Inc.; Chairman and
                                                                                                     Trustee, Scottish Widows
                                                                                                     Investment Partnership Trust;
                                                                                                     and Director, Reaves Utility
                                                                                                     Income Fund

William L. Boyan        Trustee       Term: Indefinite  Trustee of Old Mutual South          22      Trustee, State Street
State Street Master                   Elected: 7/99     Africa Master Trust                          Institutional Investment Trust;
Funds                                                   (investments) (1995 -                        and Trustee, Old Mutual South
P.O. Box 5049                                           present); Chairman emeritus,                 Africa Master Trust
Boston, MA 02206                                        Children's Hospital (1984 -
DOB: 1937                                               present); Director, Boston
                                                        Plan For Excellence
                                                        (non-profit) (1994 - present);
                                                        President and Chief Operations
                                                        Officer, John Hancock Mutual
                                                        Life Insurance Company (1959 -
                                                        1999). Mr. Boyan retired in
                                                        1999.

Rina K. Spence          Trustee       Term: Indefinite  President of SpenceCare              22      Trustee, State Street
State Street Master                   Elected: 7/99     International LLC (1998 -                    Institutional Investment Trust;
Funds                                                   present); Member of the                      Director, Berkshire Life
P.O. Box 5049                                           Advisory Board, Ingenium Corp.               Insurance Company of America;
Boston, MA 02206                                        (technology company) (2001 -                 and Director, IEmily.com
DOB: 1948                                               present); Chief Executive
                                                        Officer, IEmily.com (internet
                                                        company) (2000 - 2001); Chief
                                                        Executive Officer of Consensus
                                                        Pharmaceutical, Inc. (1998 -
                                                        1999); Founder, President and
                                                        Chief Executive Officer of
                                                        Spence Center for Women's
                                                        Health (1994 - 1998); Trustee,
                                                        Eastern Enterprise (utilities)
                                                        (1988 - 2000).

Douglas T. Williams     Trustee       Term: Indefinite  Executive Vice President of          22      Trustee, State Street
State Street Master                   Elected: 7/99     Chase Manhattan Bank (1987 -                 Institutional Investment Trust
Funds                                                   1999). Mr. Williams retired in
P.O. Box 5049                                           1999.
Boston, MA 02206
DOB: 1940

* The "Fund Complex" consists of eleven series of the Trust and eleven series of State Street Institutional Investment Trust.

                                                                                           NUMBER
                                                                                          OF FUNDS
                                                                                          IN FUND
NAME, ADDRESS, AND       POSITION(S)   TERM OF OFFICE                                     COMPLEX
DATE OF BIRTH             HELD WITH     AND LENGTH OF        PRINCIPAL OCCUPATION       OVERSEEN BY               OTHER
("DOB")                    TRUST         TIME SERVED        DURING PAST FIVE YEARS        TRUSTEE*    DIRECTORSHIPS HELD BY TRUSTEE
----------------------  ------------  ----------------  ------------------------------  -----------  -------------------------------
INTERESTED TRUSTEES(1)

James E. Ross           Trustee       Term: Indefinite  President, SSgA Funds                22      Trustee, State Street
SSgA Funds              President     Elected Trustee:  Management, Inc. (2005 -                     Institutional Investment Trust;
Management, Inc.                      2/07              present); Principal, SSgA                    Trustee, SPDR(R) Series Trust;
State Street                                            Funds Management, Inc. (2001 -               Trustee, SPDR(R) Index Shares
Financial Center                      Elected           2005); Senior Managing                       Trust and Trustee, Select
One Lincoln Street                    President: 4/05   Director, State Street Global                Sector SPDR(R) Trust
Boston, MA 02111-2900                                   Advisors (March 2006 -
DOB: 1965                                               present); Principal, State
                                                        Street Global Advisers (2000 -
                                                        2006).

OFFICERS:

Gary L. French          Treasurer     Term: Indefinite  Senior Vice President of State       --                     --
State Street Bank and                 Elected: 5/05     Street Bank and Trust Company
Trust Company 2 Avenue                                  (2002 - present).
de Lafayette
Boston, MA 02111
DOB: 1951

Laura F. Healy          Assistant     Term: Indefinite  Vice President of State Street       --                     --
State Street Bank       Treasurer     Elected: 11/08    Bank and Trust Company (prior
and Trust Company                                       to July 2, 2008, Investors
2 Avenue de Lafayette                                   Financial Corporation) since
Boston, MA 02111                                        2002.
DOB: 1964

Brian D. O'Sullivan     Assistant     Term: Indefinite  Vice President of State Street       --                     --
State Street Bank and   Treasurer     Elected: 11/08    Bank and Trust Company
Trust Company 801                                       (2007-present) with which he
Pennsylvania Avenue                                     has been affiliated with since
Kansas City, MO 64105                                   1997.
DOB: 1975

Peter T. Sattelmair     Assistant     Term: Indefinite  Director of Fund                     --                     --
State Street Bank and   Treasurer     Elected: 11/08    Administration of State Street
Trust Company 801                                       Bank and Trust Company (2007 -
Pennsylvania Avenue                                     present) with which he has
Kansas City, MO 64105                                   been affiliated with since
DOB: 1977                                               1999.

* The "Fund Complex" consists of eleven series of the Trust and eleven series of State Street Institutional Investment Trust.

(1) Mr. Ross is an Interested Trustee because of his employment by SSgA Funds Management, Inc., an affiliate of the Trust.

                                                                                           NUMBER
                                                                                          OF FUNDS
                                                                                          IN FUND
NAME, ADDRESS, AND       POSITION(S)   TERM OF OFFICE                                     COMPLEX
DATE OF BIRTH             HELD WITH     AND LENGTH OF        PRINCIPAL OCCUPATION       OVERSEEN BY               OTHER
("DOB")                    TRUST         TIME SERVED        DURING PAST FIVE YEARS        TRUSTEE*    DIRECTORSHIPS HELD BY TRUSTEE
----------------------  ------------  ----------------  ------------------------------  -----------  -------------------------------
OFFICERS: (CONTINUED)

Julie Piatelli          Chief         Term: Indefinite  Principal and Senior                 --                     --
SSgA Funds              Compliance    Elected: 7/07     Compliance and Risk Management
Management, Inc.        Officer                         Officer, SSgA Funds
State Street                                            Management, Inc. (2004-
Financial Center                                        present), Vice President State
One Lincoln Street                                      Street Global Advisors
Boston, MA 02111                                        (2004-present).
DOB: 1967

Nancy L. Conlin         Secretary     Term: Indefinite  Vice President and Managing          --                     --
State Street                          Elected: 2/09     Counsel, State Street Bank and
Bank and Trust                                          Trust Company (2007-present);
Company                                                 General Counsel, Plymouth Rock
2 Avenue de Lafayette                                   Companies (2004- 2007).
Boston, MA 02111
DOB: 1953

Brian C. Poole          Assistant     Term: Indefinite  Vice President and Counsel           --                     --
State Street            Secretary     Elected 9/08      (2008 - present) and Associate
Bank and Trust                                          Counsel (2004 - 2007), State
Company                                                 Street Bank and Trust Company
4 Copley Place,                                         (formerly Investors Bank and
5th Floor                                               Trust Company); Legal Product
Boston, MA 02116                                        Manager, Fidelity Investments
DOB: 1971                                               (2000 - 2004).

* The "Fund Complex" consists of eleven series of the Trust and eleven series of State Street Institutional Investment Trust.

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling (toll free) 877-521-4083.

TRUSTEES
Michael F. Holland
William L. Boyan
Rina K. Spence
Douglas T. Williams
James E. Ross

INVESTMENT ADVISER
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111

CUSTODIAN AND TRANSFER AGENT
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111

ADMINISTRATOR
State Street Bank and Trust Company
801 Pennsylvania Avenue
Kansas City, MO 64105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

LEGAL COUNSEL
Ropes & Gray LLP
One International Place
Boston, MA 02110

DISTRIBUTOR
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

INVESTORS SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND CAREFULLY BEFORE INVESTING. A PROSPECTUS WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND CAN BE OBTAINED BY CALLING 1-877-521-4083, OR BY TALKING TO YOUR FINANCIAL ADVISOR. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

STATE STREET EQUITY 500 INDEX FUND
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206

                     STATE STREET EQUITY 500 INDEX PORTFOLIO

                                  ANNUAL REPORT

                                DECEMBER 31, 2008

STATE STREET EQUITY 500 INDEX PORTFOLIO

The State Street Equity 500 Index Portfolio (the "Portfolio") seeks to match as closely as possible, before expenses, the performance of the Standard & Poor's 500 Composite Stock Price Index (the "Index"). In seeking this objective, the Portfolio utilizes a passive management strategy designed to track the performance of the Index.

For the 12-month period ended December 31, 2008 (the "Reporting Period"), the total return for the Portfolio was -37.02 %, and the total return for the Index was -37.00%. The Portfolio and Index returns reflect the reinvestment of dividends and other income. The Portfolio's performance reflects the expenses of managing the Portfolio, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

Equity markets in 2008 will be reviewed and studied for years to come. The S&P 500 fell 37% during the year. It was the worst showing in U.S equity markets since the 1930s. There were many headlines during the year and much of the news concerning the stock market was not positive. The year started with a futures position that cost Societe Generale billions of dollars in losses. Stress in the debt markets created ripple effects into the stock market and the broad economy. In March, Bear Stearns was rescued from the brink of bankruptcy when the government arranged a takeover by JP Morgan Chase.

As summer approached, commodity prices continued to rise. Oil hovered near $140 per barrel at the end of June and inflation and recession fears were widespread in the market. Liquidity in fixed income and money markets was poor throughout the period, but the worst was yet to come. In early September, the markets began one of the wildest periods in history. In the span of a few weeks: Lehman Brothers filed for bankruptcy; Merrill Lynch entered a merger with Bank of America; Fannie Mae and Freddie Mac were nationalized; Morgan Stanley and Goldman Sachs became bank holding companies; AIG received a government loan ($85 billion at announcement, later increasing to over $100 billion;) and Washington Mutual one of the country's largest banks was taken over by the Federal Deposit Insurance Corporation (the "FDIC"). During the same period, money markets effectively froze and the flight to quality was such a rush that T-Bills traded with negative yields.

Governments across the globe responded with multiple policies to restore confidence in the markets. Capital was invested into banks, money market funds were temporarily guaranteed, FDIC insurance was increased, short term debt facilities were created to increase liquidity and confidence, interest rates were cut to historical lows, money supplies were dramatically increased, and fiscal stimulus plans were launched.

December had some bright spots as equity markets improved off their November lows and conditions in the credit markets showed some improvement. While it is too early to tell if the markets have turned, the extreme volatility seems to have subsided for the moment. Markets ended the year with news of an alleged Ponzi scheme involving a very large hedge fund. While this news did not directly impact capital markets, it was another blow to already weary investors.

Equity markets were hit hard across every size, sector and region during 2008. Large and small, value and growth, EAFE and Emerging, all took significant losses during the year. The Index fell 37.00%, Russell 2000 Index fell 33.79%, MSCI EAFE Index fell 43.38%, and MSCI Emerging Markets Index fell 53.33%. Russell 1000 Value Index fell 37.60% while Russell 1000 Growth fell 38.44%.

Within the Index, all 10 sectors lost value during the year. Consumer Staples, historically known as a defensive sector, was the top performing sector Two other "defensive" sectors, Healthcare and Utilities, although they lost value during the year, performed well in comparison to the remaining seven sectors. Given some of the headlines mentioned above, it is no surprise that Financials took the biggest losses during the year. The Financials sector was the poorest performer during the year, as once mighty institutions took huge losses and a number of bankruptcies hit the sector. Materials and Information Technology also suffered greatly during the year. These sectors have historically been more sensitive to economic cycles, and the Materials sector was also hit by crashing commodity prices in the second half of the year.

There were some individual bright spots during the year: discount retailers Family Dollar Stores and Wal-Mart recorded gains. These companies benefited from a shift in consumer preferences toward low cost retailers. Amgen and Barr Pharmaceuticals fared well as the Healthcare sector is less vulnerable to changes in economic conditions.

Financial institutions placed in the bottom five of six spots on the return scale for the year. Lehman Brothers, Washington Mutual, Fannie Mae, Freddie Mac and AIG posted some of the worst returns in 2008. There were many other companies posting significant losses on equity value as the pain was widespread, but losses were particularly acute in the Financials sector.

The views expressed above reflect those of the Fund's portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole.

STATE STREET EQUITY 500 INDEX PORTFOLIO

GROWTH OF A $10,000 INVESTMENT (a)

                               (PERFORMANCE GRAPH)

             State Street Equity
             500 Index Portfolio   S&P 500 (R) Index
             -------------------   -----------------
  3/1/2000          10,000               10,000
12/31/2000           9,671                9,662
12/31/2001           8,510                8,514
12/31/2002           6,623                6,633
12/31/2003           8,519                8,535
12/31/2004           9,444                9,464
12/31/2005           9,904                9,930
12/31/2006          11,465               11,498
12/31/2007          12,094               12,130
12/31/2008           7,617                7,642

                           INVESTMENT PERFORMANCE (a)

                      For the Year Ended December 31, 2008

                                                                                         Total Return
                                             Total Return        Total Return      Average Annualized Since
                                            One Year Ended     Five Years Ended   Commencement of Operations
                                          December 31, 2008   December 31, 2008         (March 1, 2000)
                                          -----------------   -----------------   --------------------------
State Street Equity 500 Index Portfolio        -37.02%             -2.21%                   -2.90%
S&P 500 (R) Index (b)                          -37.00%             -2.19%                   -2.90%

(a) Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that a partner's share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes.

(b) The Standard & Poor's 500 Composite Stock Price Index ("S&P 500 (R) Index") is an unmanaged capitalization-weighted index of 500 widely held stocks recognized by investors to be representative of the U.S. stock market in general. It is not possible to invest directly in an index.

STATE STREET EQUITY 500 INDEX PORTFOLIO

EXPENSE EXAMPLE

As a shareholder of the State Street Equity 500 Index Portfolio (the "Portfolio"), you incur ongoing costs, which include costs for portfolio management and administrative services, among others. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2008 to December 31, 2008.

The table below illustrates your Portfolio's costs in two ways:

     - BASED ON ACTUAL FUND RETURN. This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the actual return of the Portfolio, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

          To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading "Expenses Paid During Period".

     - BASED ON HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case-because the return used is not the Portfolio's actual return- the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended December 31, 2008

                                     BEGINNING          ENDING
                                   ACCOUNT VALUE     ACCOUNT VALUE      EXPENSES PAID
                                    JULY 1, 2008   DECEMBER 31, 2008   DURING PERIOD *
                                   -------------   -----------------   ---------------
BASED ON ACTUAL PORTFOLIO RETURN
BASED ON HYPOTHETICAL                $1,000.00         $  715.60            $0.19
   (5% RETURN BEFORE EXPENSES)       $1,000.00         $1,024.91            $0.23

* The calculations are based on expenses incurred in the most recent six month period of the Portfolio. The annualized average weighted expense ratio as of December 31, 2008 was 0.045%. The dollar amounts shown as "Expenses Paid" are equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

STATE STREET EQUITY 500 INDEX PORTFOLIO

PORTFOLIO STATISTICS (UNAUDITED)

PORTFOLIO COMPOSITION*                                 DECEMBER 31, 2008
----------------------                                 -----------------
Common Stocks                                                97.3%
Money Market Funds                                            2.3
U.S. Government Securities                                    0.3
Other Assets in Excess of Liabilities                         0.1
                                                            -----
TOTAL                                                       100.0%
                                                            -----

TOP FIVE SECTORS (EXCLUDING SHORT-TERM INVESTMENTS)*   DECEMBER 31, 2008
----------------------------------------------------   -----------------
Information Technology                                       14.4%
Health Care                                                  14.3
Financials                                                   13.1
Energy                                                       12.6
Consumer Staples                                             12.5
                                                            -----
TOTAL                                                        66.9%
                                                            -----

* As a percentage of net assets as of the date indicated. The Portfolio's composition may vary over time.

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2008

                                                                  MARKET
                                                                   VALUE
                                                     SHARES        (000)
                                                   ---------   ------------
COMMON STOCKS -- 97.3%
CONSUMER DISCRETIONARY -- 8.4%
Abercrombie & Fitch Co. Class A                       15,846   $        366
Amazon.Com, Inc. (a)                                  59,892          3,071
Apollo Group, Inc. Class A (a)                        20,329          1,558
AutoNation, Inc. (a)                                  23,063            228
AutoZone, Inc. (a)                                     7,864          1,097
Bed Bath & Beyond, Inc. (a)                           49,845          1,267
Best Buy Co., Inc.                                    62,919          1,769
Big Lots, Inc. (a)                                    16,227            235
Black & Decker Corp.                                  11,937            499
Carnival Corp.                                        80,550          1,959
CBS Corp. Class B                                    130,703          1,070
Centex Corp.                                          24,082            256
Coach, Inc. (a)                                       63,228          1,313
Comcast Corp. Class A                                547,948          9,249
D.R. Horton, Inc.                                     52,876            374
Darden Restaurants, Inc.                              25,688            724
DIRECTV Group, Inc. (a)                              104,377          2,391
Eastman Kodak Co.                                     54,482            358
eBay, Inc. (a)                                       206,503          2,883
Expedia, Inc. (a)                                     39,215            323
Family Dollar Stores, Inc.                            26,858            700
Ford Motor Co. (a)                                   462,398          1,059
Fortune Brands, Inc.                                  27,745          1,145
GameStop Corp. (a)                                    29,000            628
Gannett Co., Inc.                                     42,074            337
Gap, Inc.                                             87,698          1,174
General Motors Corp.                                 122,645            392
Genuine Parts Co.                                     30,509          1,155
Goodyear Tire & Rubber Co. (a)                        45,257            270
H&R Block, Inc.                                       62,615          1,423
Harley-Davidson, Inc.                                 43,201            733
Harman International Industries, Inc.                 10,521            176
Hasbro, Inc.                                          24,425            712
Home Depot, Inc.                                     318,512          7,332
Host Hotels & Resorts, Inc.                          100,665            762
International Game Technology                         55,119            655
Interpublic Group of Cos., Inc. (a)                   83,694            331
JC Penney Co., Inc.                                   40,310            794
Johnson Controls, Inc.                               110,886          2,014
Jones Apparel Group, Inc.                             13,434             79
KB HOME                                               14,794            202
Kohl's Corp. (a)                                      56,033          2,028
Leggett & Platt, Inc.                                 27,898            424
Lennar Corp. Class A                                  27,931            242
Limited Brands                                        48,767            490
Lowe's Cos., Inc.                                    274,062          5,898
Macy's, Inc.                                          76,523            792
Marriot International, Inc. Class A                   57,321          1,115
Mattel, Inc.                                          66,976          1,072
McDonald's Corp.                                     210,525         13,093
McGraw-Hill, Inc.                                     60,266          1,398
Meredith Corp.                                         7,889            135
New York Times Co. Class A                            22,922            168
Newell Rubbermaid, Inc.                               51,593            505

                                                                  MARKET
                                                                   VALUE
                                                     SHARES        (000)
                                                   ---------   ------------
News Corp. Class A                                   431,009   $      3,918
NIKE, Inc. Class B                                    73,252          3,736
Nordstrom, Inc.                                       27,033            360
Office Depot, Inc. (a)                                51,256            153
Omnicom Group, Inc.                                   59,741          1,608
Polo Ralph Lauren Corp.                               10,615            482
Pulte Homes, Inc.                                     41,426            453
Radioshack Corp.                                      26,203            313
Scripps Networks Interactive, Inc. Class A            16,835            370
Sears Holdings Corp. (a)                              10,274            399
Sherwin-Williams Co.                                  18,396          1,099
Snap-On, Inc.                                         11,612            457
Stanley Works                                         14,583            497
Staples, Inc.                                        132,933          2,382
Starbucks Corp. (a)                                  136,061          1,287
Starwood Hotels & Resorts Worldwide, Inc.             33,647            602
Target Corp.                                         141,816          4,897
Tiffany & Co.                                         22,280            526
Time Warner, Inc.                                    672,173          6,762
TJX Cos., Inc.                                        77,406          1,592
V.F. Corp.                                            16,793            920
Viacom, Inc. Class B (a)                             115,622          2,204
Walt Disney Co.                                      349,345          7,927
Washington Post Co. Class B                            1,060            414
Whirlpool Corp.                                       13,761            569
Wyndham Worldwide Corp.                               34,299            225
Wynn Resorts, Ltd. (a)                                12,200            516
Yum! Brands, Inc.                                     87,192          2,747
                                                               ------------
                                                                    127,838
                                                               ------------
CONSUMER STAPLES -- 12.5%
Altria Group, Inc.                                   385,299          5,803
Archer-Daniels-Midland Co.                           121,724          3,509
Avon Products, Inc.                                   80,660          1,938
Brown-Forman Corp. Class B                            18,655            961
Campbell Soup Co.                                     39,265          1,178
Clorox Co.                                            25,643          1,425
Coca-Cola Co.                                        375,311         16,990
Coca-Cola Enterprises, Inc.                           62,501            752
Colgate-Palmolive Co.                                 95,001          6,512
ConAgra Foods, Inc.                                   84,075          1,387
Constellation Brands, Inc. Class A (a)                37,426            590
Costco Wholesale Corp.                                81,089          4,257
CVS Corp.                                            269,032          7,732
Dean Foods Co. (a)                                    29,658            533
Dr Pepper Snapple Group, Inc. (a)                     45,800            744
Estee Lauder Cos, Inc. Class A                        20,552            636
General Mills, Inc.                                   62,932          3,823
H.J. Heinz Co.                                        57,769          2,172
Kellogg Co.                                           45,935          2,014
Kimberly-Clark Corp.                                  77,200          4,072
Kraft Foods, Inc.                                    277,909          7,462
Kroger Co.                                           121,476          3,208
Lorillard, Inc.                                       32,461          1,829

                       See Notes to Financial Statements

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
DECEMBER 31, 2008

                                                                  MARKET
                                                                   VALUE
                                                     SHARES        (000)
                                                   ---------   ------------
CONSUMER STAPLES -- (CONTINUED)
McCormick & Co., Inc.                                 24,853   $        792
Molson Coors Brewing Co., Class B                     28,562          1,397
Pepsi Bottling Group, Inc.                            26,753            602
PepsiCo, Inc.                                        292,856         16,040
Philip Morris International, Inc.                    381,699         16,608
Procter & Gamble Co.                                 562,619         34,781
Reynolds American, Inc.                               31,387          1,265
Safeway, Inc.                                         80,364          1,910
Sara Lee Corp.                                       130,834          1,281
SuperValu, Inc.                                       37,648            550
Sysco Corp.                                          111,909          2,567
The Hershey Company                                   31,782          1,104
The J.M. Smucker Co.                                  22,760            987
Tyson Foods, Inc., Class A                            57,835            507
UST Corp.                                             27,837          1,931
Wal-Mart Stores, Inc.                                421,502         23,630
Walgreen Co.                                         184,018          4,540
Whole Foods Market, Inc.                              25,433            240
                                                               ------------
                                                                    190,259
                                                               ------------
ENERGY -- 12.6%
Anadarko Petroleum Corp.                              88,126          3,397
Apache Corp.                                          62,325          4,645
Baker Hughes, Inc.                                    57,578          1,847
BJ Services Co.                                       52,248            610
Cabot Oil & Gas Corp.                                 20,300            528
Cameron International Corp. (a)                       41,400            849
Chesapeake Energy Corp.                               97,582          1,578
Chevron Corp. (e)                                    383,846         28,393
ConocoPhillips                                       281,330         14,573
Devon Energy Corp.                                    82,951          5,451
El Paso Corp.                                        132,492          1,037
ENSCO International, Inc.                             26,077            740
EOG Resources, Inc.                                   46,717          3,110
Equitable Resources, Inc.                             24,300            815
ExxonMobil Corp. (e)                                 957,872         76,467
Halliburton Co.                                      170,334          3,097
Hess Corp.                                            52,501          2,816
Marathon Oil Corp.                                   133,077          3,641
Murphy Oil Corp.                                      35,641          1,581
Nabors Industries, Ltd. (a)                           51,604            618
National Oilwell Varco, Inc. (a)                      78,157          1,910
Noble Corp.                                           50,818          1,123
Noble Energy, Inc.                                    31,510          1,551
Occidental Petroleum Corp.                           152,144          9,127
Pioneer Natural Resources Co.                         21,600            349
Range Resources Corp.                                 29,400          1,011
Rowan Cos., Inc.                                      19,520            310
Schlumberger, Ltd.                                   224,675          9,511
Smith International, Inc.                             39,634            907
Sunoco, Inc.                                          21,584            938
Tesoro Corp.                                          26,365            347
Valero Energy Corp.                                   99,109          2,145
Weatherford International Ltd. (a)                   127,010          1,374
Williams Cos., Inc.                                  109,968          1,592

                                                                  MARKET
                                                                   VALUE
                                                     SHARES        (000)
                                                   ---------   ------------
XTO Energy, Inc.                                     109,552   $      3,864
                                                               ------------
                                                                    191,852
                                                               ------------
FINANCIALS -- 13.1%
AFLAC, Inc.                                           88,890          4,075
Allstate Corp.                                       102,006          3,342
American Capital Ltd.                                 39,402            128
American Express Co.                                 216,164          4,010
American International Group, Inc.                   483,466            759
Ameriprise Financial, Inc.                            39,907            932
AON Corp.                                             52,147          2,382
Apartment Investment & Management Co. Class A         24,281            280
Assurant, Inc.                                        21,431            643
AvalonBay Communities, Inc.                           14,653            888
Bank of America Corp.                                947,062         13,335
Bank of New York Mellon Corp.                        214,285          6,071
BB&T Corp.                                           102,870          2,825
Boston Properties, Inc.                               22,967          1,263
Capital One Financial Corp.                           74,963          2,391
CB Richard Ellis Group, Inc. Class A (a)              47,275            204
Charles Schwab Corp.                                 175,393          2,836
Chubb Corp.                                           67,475          3,441
Cincinnati Financial Corp.                            31,214            907
CIT Group, Inc.                                       54,842            249
Citigroup, Inc.                                    1,030,602          6,915
CME Group, Inc.                                       12,391          2,579
Comerica, Inc.                                        27,144            539
Developers Diversified Realty Corp.                   22,824            111
Discover Financial Services                           85,605            816
E*Trade Financial Corp. (a)                           81,315             94
Equity Residential                                    51,457          1,534
Federated Investors, Inc. Class B                     15,270            259
Fidelity National Information Services, Inc.          36,777            598
Fifth Third Bancorp                                  107,116            885
First Horizon National Corp.                          40,272            426
Franklin Resources, Inc.                              28,180          1,797
Genworth Financial, Inc. Class A                      79,351            225
Goldman Sachs Group, Inc.                             83,700          7,063
Hartford Financial Services Group, Inc.               58,297            957
HCP, Inc.                                             46,700          1,297
Hudson City Bancorp, Inc.                             95,992          1,532
Huntington Bancshares, Inc.                           64,656            495
IntercontinentalExchange, Inc. (a)                    13,980          1,152
Invesco Ltd.                                          69,400          1,002
J.P. Morgan Chase & Co.                              703,715         22,188
Janus Capital Group, Inc.                             26,407            212
KeyCorp                                               93,575            797
Kimco Realty Corp.                                    41,069            751
Legg Mason, Inc.                                      26,342            577
Leucadia National Corp. (a)                           31,136            616
Lincoln National Corp.                                46,692            880
Loews Corp.                                           69,031          1,950

                       See Notes to Financial Statements

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
DECEMBER 31, 2008

                                                                  MARKET
                                                                   VALUE
                                                     SHARES        (000)
                                                   ---------   ------------
FINANCIALS -- (CONTINUED)
M & T Bank Corp.                                      14,137   $        812
Marsh & McLennan Cos., Inc.                           94,753          2,300
Marshall & Ilsley Corp.                               45,493            621
Mastercard, Inc. Class A                              13,600          1,944
MBIA, Inc. (a)                                        31,984            130
Merrill Lynch & Co., Inc.                            304,490          3,544
MetLife, Inc.                                        150,396          5,243
Moody's Corp.                                         35,466            712
Morgan Stanley                                       205,330          3,293
NASDAQ OMX Group, Inc. (a)                            24,600            608
National City Corp.                                  384,354            696
Northern Trust Corp.                                  41,706          2,175
NYSE Euronext                                         48,800          1,336
People's United Financial Inc.                        63,600          1,134
Plum Creek Timber Co., Inc.                           33,011          1,147
PNC Financial Services Group, Inc.                    64,051          3,138
Principal Financial Group, Inc.                       46,591          1,052
Progressive Corp.                                    127,401          1,887
ProLogis                                              48,091            668
Prudential Financial, Inc.                            81,039          2,452
Public Storage, Inc.                                  23,887          1,899
Regions Financial Corp.                              129,789          1,033
Simon Property Group, Inc.                            42,400          2,253
SLM Corp. (a)                                         83,254            741
Sovereign Bancorp, Inc. (a)                          105,974            316
State Street Corp. (b)                                81,725          3,214
SunTrust Banks, Inc.                                  66,618          1,968
T. Rowe Price Group, Inc.                             48,075          1,704
Torchmark Corp.                                       15,621            698
Travelers Cos, Inc.                                  110,204          4,981
U.S. Bancorp                                         331,752          8,297
Unum Group                                            66,529          1,237
Vornado Realty Trust                                  26,034          1,571
Wachovia Corp.                                       399,078          2,211
Wells Fargo Co.                                      714,593         21,066
Western Union Co.                                    134,085          1,923
XL Capital, Ltd. Class A                              54,468            202
Zions Bancorp                                         21,753            533
                                                               ------------
                                                                    199,947
                                                               ------------
HEALTH CARE -- 14.3%
Abbott Laboratories                                  292,706         15,622
Aetna, Inc.                                           89,650          2,555
Allergan, Inc.                                        58,392          2,354
AmerisourceBergen Corp.                               29,893          1,066
Amgen, Inc. (a)                                      200,036         11,552
Baxter International, Inc.                           117,361          6,289
Becton, Dickinson & Co.                               45,197          3,091
Biogen Idec, Inc. (a)                                 55,031          2,621
Boston Scientific Corp. (a)                          283,034          2,191
Bristol-Myers Squibb Co.                             369,638          8,594
C.R. Bard, Inc.                                       18,697          1,575
Cardinal Health, Inc.                                 67,557          2,329
Celgene Corp. (a)                                     85,618          4,733
Cephalon, Inc. (a)                                    12,400            955

                                                                  MARKET
                                                                   VALUE
                                                     SHARES        (000)
                                                   ---------   ------------
CIGNA Corp.                                           53,596   $        903
Coventry Health Care, Inc. (a)                        27,603            411
Covidien Ltd.                                         95,704          3,468
DaVita, Inc. (a)                                      20,300          1,006
Dentsply International Inc.                           27,200            768
Eli Lilly & Co.                                      187,675          7,558
Express Scripts, Inc. (a)                             46,299          2,546
Forest Laboratories, Inc. (a)                         58,202          1,482
Genzyme Corp. (a)                                     49,892          3,311
Gilead Sciences, Inc. (a)                            173,899          8,893
Hospira, Inc. (a)                                     28,503            765
Humana, Inc. (a)                                      32,007          1,193
IMS Health, Inc.                                      34,832            528
Intuitive Surgical, Inc. (a)                           7,500            953
Johnson & Johnson                                    522,149         31,240
King Pharmaceuticals, Inc. (a)                        48,592            516
Laboratory Corp. of America Holdings (a)              20,622          1,328
Life Technologies Corp. (a)                           31,287            729
McKesson Corp.                                        50,655          1,962
Medco Health Solutions, Inc. (a)                      94,468          3,959
Medtronic, Inc.                                      210,278          6,607
Merck & Co., Inc.                                    401,219         12,197
Millipore Corp. (a)                                    9,535            491
Mylan Laboratories Inc. (a)                           60,109            595
Patterson Cos., Inc. (a)                              18,294            343
Pfizer, Inc.                                       1,271,271         22,514
Quest Diagnostics, Inc.                               29,800          1,547
Schering-Plough Corp.                                306,055          5,212
St. Jude Medical, Inc. (a)                            63,126          2,081
Stryker Corp.                                         46,089          1,841
Tenet Healthcare Corp. (a)                            66,670             77
Thermo Fisher Scientific, Inc. (a)                    78,524          2,675
UnitedHealth Group, Inc.                             226,996          6,038
Varian Medical Systems, Inc. (a)                      22,860            801
Watson Pharmaceuticals, Inc. (a)                      20,646            549
Wellpoint, Inc. (a)                                   95,838          4,038
Wyeth                                                248,887          9,336
Zimmer Holdings, Inc. (a)                             41,652          1,684
                                                               ------------
                                                                    217,672
                                                               ------------
INDUSTRIALS -- 10.9%
3M Co.                                               130,572          7,513
Avery Dennison Corp.                                  18,988            621
Boeing Co.                                           138,988          5,931
Burlington Northern Santa Fe Corp.                    52,982          4,011
Caterpillar, Inc.                                    114,479          5,114
CH Robinson Worldwide, Inc.                           31,961          1,759
Cintas Corp.                                          25,088            583
Cooper Industries, Ltd. Class A                       32,034            936
CSX Corp.                                             75,538          2,453
Cummins, Inc.                                         37,258            996
Danaher Corp.                                         47,386          2,683
Deere & Co.                                           80,637          3,090
Domtar Corp. (a),(c)                                      11             --
Dover Corp.                                           34,295          1,129

                       See Notes to Financial Statements

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
DECEMBER 31, 2008

                                                                  MARKET
                                                                   VALUE
                                                     SHARES        (000)
                                                   ---------   ------------
INDUSTRIALS -- (CONTINUED)
Eaton Corp.                                           30,295   $      1,506
Emerson Electric Co.                                 144,148          5,277
Equifax, Inc.                                         23,683            628
Expeditors International Washington, Inc.             40,120          1,335
Fastenal Co.                                          23,200            809
FedEx Corp.                                           58,100          3,727
Flir Systems, Inc. (a)                                26,100            803
Flowserve Corp.                                       10,300            530
Fluor Corp.                                           33,460          1,501
General Dynamics Corp.                                74,961          4,317
General Electric Co. (e)                           1,979,233         32,064
Goodrich Co.                                          24,445            905
Honeywell International, Inc.                        140,381          4,609
Illinois Tool Works, Inc.                             75,071          2,631
Ingersoll-Rand Co. Class A                            58,457          1,014
ITT Industries, Inc.                                  33,492          1,540
Jacobs Engineering Group, Inc. (a)                    23,400          1,126
L-3 Communications Holdings, Inc.                     22,303          1,646
Lockheed Martin Corp.                                 62,652          5,268
Manitowoc Co., Inc.                                   24,000            208
Masco Corp.                                           67,523            752
Monster Worldwide, Inc. (a)                           22,609            273
Norfolk Southern Corp.                                69,355          3,263
Northrop Grumman Corp.                                62,811          2,829
PACCAR, Inc.                                          67,874          1,941
Pall Corp.                                            22,209            631
Parker-Hannifin Corp.                                 31,803          1,353
Pitney Bowes, Inc.                                    40,027          1,020
Precision Castparts Corp.                             25,507          1,517
R.R. Donnelley & Sons Co.                             38,309            520
Raytheon Co.                                          77,482          3,955
Republic Services, Inc.                               61,603          1,527
Robert Half International, Inc.                       30,640            638
Rockwell Automation, Inc.                             27,505            887
Rockwell Collins, Inc.                                30,231          1,182
Ryder Systems, Inc.                                    9,821            381
Southwest Airlines Co.                               136,186          1,174
Stericycle, Inc. (a)                                  15,600            812
Textron, Inc.                                         45,239            627
Total System Services, Inc.                           37,775            529
Tyco Electronics Ltd.                                 86,204          1,397
Tyco International Ltd.                               87,961          1,900
Union Pacific Corp.                                   94,368          4,511
United Parcel Service, Inc. Class B                  189,246         10,439
United Technologies Corp.                            181,078          9,706
W.W. Grainger, Inc.                                   12,169            959
Waste Management, Inc.                                92,139          3,053
                                                               ------------
                                                                    166,039
                                                               ------------
INFORMATION TECHNOLOGY -- 14.4%
Adobe Systems, Inc. (a)                               99,657          2,122
Advanced Micro Devices, Inc. (a)                     114,986            248
Affiliated Computer Services, Inc. Class A (a)        18,737            861

                                                                  MARKET
                                                                   VALUE
                                                     SHARES        (000)
                                                   ---------   ------------
Agilent Technologies, Inc. (a)                        68,068   $      1,064
Akamai Technologies, Inc. (a)                         29,424            444
Altera Corp.                                          58,354            975
Amphenol Corp. Class A                                31,900            765
Analog Devices, Inc.                                  54,669          1,040
Apple Computer, Inc. (a)                             167,684         14,312
Applied Materials, Inc.                              248,807          2,520
Autodesk, Inc. (a)                                    41,676            819
Automatic Data Processing, Inc.                       94,317          3,710
BMC Software, Inc. (a)                                35,621            959
Broadcom Corp. Class A (a)                            83,259          1,413
CA, Inc.                                              73,599          1,364
CIENA Corp. (a)                                       14,529             97
Cisco Systems, Inc. (a)                            1,106,619         18,038
Citrix Systems, Inc. (a)                              33,467            789
Cognizant Technology Solutions Corp. Class A (a)      54,884            991
Computer Sciences Corp. (a)                           28,244            992
Compuware Corp. (a)                                   51,350            347
Convergys Corp. (a)                                   20,035            128
Corning, Inc.                                        297,476          2,835
Dell, Inc. (a)                                       322,450          3,302
Dun & Bradstreet Corp.                                 9,900            764
Electronic Arts, Inc. (a)                             58,200            934
EMC Corp. (a)                                        388,384          4,066
Fiserv, Inc. (a)                                      29,952          1,089
Google, Inc. Class A (a)                              45,190         13,903
Harris Corp.                                          24,100            917
Hewlett-Packard Co.                                  462,016         16,767
Intel Corp.                                        1,053,556         15,445
International Business Machines Corp.                253,242         21,313
Intuit, Inc. (a)                                      58,463          1,391
Jabil Circuit, Inc.                                   39,951            270
Juniper Networks, Inc. (a)                           100,793          1,765
KLA-Tencor Corp.                                      34,105            743
Lexmark International Group, Inc. Class A (a)         15,842            426
Linear Technology Corp.                               40,863            904
LSI Corp. (a)                                        112,662            371
McAfee, Inc. (a)                                      28,700            992
MEMC Electronic Materials, Inc. (a)                   40,878            584
Microchip Technology, Inc.                            33,189            648
Micron Technology, Inc. (a)                          142,362            376
Microsoft Corp. (e)                                1,441,835         28,029
Molex, Inc.                                           24,805            359
Motorola, Inc.                                       417,065          1,848
National Semiconductor Corp.                          39,396            397
NetApp, Inc. (a)                                      61,157            854
Novell, Inc. (a)                                      68,720            267
Novellus Systems, Inc. (a)                            20,030            247
NVIDIA Corp. (a)                                     100,756            813
Oracle Corp. (a)                                     733,462         13,004
Paychex, Inc.                                         61,038          1,604
PerkinElmer, Inc.                                     21,118            294
QLogic Corp. (a)                                      24,322            327

                       See Notes to Financial Statements

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
DECEMBER 31, 2008

                                                                  MARKET
                                                                   VALUE
                                                     SHARES        (000)
                                                   ---------   ------------
INFORMATION TECHNOLOGY -- (CONTINUED)
QUALCOMM, Inc.                                       312,711   $     11,204
Salesforce.com, Inc. (a)                              18,600            595
SanDisk Corp. (a)                                     40,167            386
Sun Microsystems, Inc. (a)                           142,341            544
Symantec Corp. (a)                                   159,663          2,159
Tellabs, Inc. (a)                                     73,830            304
Teradata Corp. (a)                                    33,520            497
Teradyne, Inc. (a)                                    27,649            117
Texas Instruments, Inc.                              247,399          3,840
VeriSign, Inc. (a)                                    37,521            716
Waters Corp. (a)                                      18,665            684
Xerox Corp.                                          161,834          1,290
Xilinx, Inc.                                          53,002            944
Yahoo!, Inc. (a)                                     260,319          3,176
                                                               ------------
                                                                    218,302
                                                               ------------
MATERIALS -- 3.1%
Air Products & Chemicals, Inc.                        40,009          2,011
AK Steel Holding Corp.                                20,000            186
Alcoa, Inc.                                          152,249          1,714
Allegheny Technologies, Inc.                          17,528            447
Ball Corp.                                            17,562            730
Bemis Co., Inc.                                       17,262            409
CF Industries Holdings, Inc.                          10,150            499
Consol Energy, Inc.                                   33,273            951
Dow Chemical Co.                                     173,228          2,614
E.I. Du Pont de Nemours & Co.                        168,412          4,261
Eastman Chemical Co.                                  14,204            450
Ecolab, Inc.                                          33,566          1,180
Freeport-McMoRan Copper & Gold, Inc. Class B          70,752          1,729
International Flavors & Fragrances, Inc.              14,331            426
International Paper Co.                               82,811            977
Massey Energy Co.                                     14,300            197
MeadWestvaco Corp.                                    32,320            362
Monsanto Co.                                         103,355          7,271
Newmont Mining Corp.                                  86,206          3,509
Nucor Corp.                                           58,554          2,705
Owens-Illinois, Inc. (a)                              31,400            858
Pactiv Corp. (a)                                      23,915            595
Peabody Energy Corp.                                  50,924          1,159
PPG Industries, Inc.                                  29,871          1,267
Praxair, Inc.                                         59,011          3,503
Rohm & Haas Co.                                       23,006          1,422
Sealed Air Corp.                                      28,492            426
Sigma-Aldrich Corp.                                   23,934          1,011
Titanium Metals Corp.                                 16,600            146
United States Steel Corp.                             20,978            780
Vulcan Materials Co.                                  20,861          1,452
Weyerhaeuser Co.                                      38,837          1,189
                                                               ------------
                                                                     46,436
                                                               ------------
TELECOMMUNICATION SERVICES -- 3.7%
American Tower Corp. Class A (a)                      74,300          2,179
AT&T, Inc.                                         1,110,550         31,651

                                                                  MARKET
                                                                   VALUE
                                                     SHARES        (000)
                                                   ---------   ------------
CenturyTel, Inc.                                      19,441   $        531
Embarq Corp.                                          27,397            985
Fairpoint Communications, Inc. (c)                         8             --
Frontier Communications Corp.                         60,384            528
JDS Uniphase Corp. (a)                                42,723            156
Qwest Communications International, Inc.             283,890          1,033
Sprint Nextel Corp. (a)                              517,465            947
Verizon Communications, Inc.                         532,566         18,054
Windstream Corp.                                      79,613            732
                                                               ------------
                                                                     56,796
                                                               ------------
UTILITIES -- 4.3%
AES Corp. (a)                                        128,395          1,058
Allegheny Energy, Inc.                                30,759          1,042
Ameren Corp.                                          38,360          1,276
American Electric Power Co., Inc.                     75,952          2,528
CenterPoint Energy, Inc.                              65,611            828
CMS Energy Corp.                                      38,856            393
Consolidated Edison, Inc.                             50,152          1,952
Constellation Energy Group, Inc.                      34,414            863
Dominion Resources, Inc.                             108,262          3,880
DTE Energy Co.                                        30,484          1,087
Duke Energy Corp.                                    236,920          3,556
Dynegy, Inc. (a)                                      82,690            165
Edison International                                  62,119          1,995
Entergy Corp.                                         36,198          3,009
Exelon Corp.                                         123,321          6,858
FirstEnergy Corp.                                     56,507          2,745
FPL Group, Inc.                                       76,721          3,861
Integrys Energy Group, Inc.                           14,716            633
Nicor, Inc.                                            7,400            257
NiSource, Inc.                                        49,982            548
Pepco Holdings, Inc.                                  41,700            741
PG&E Corp.                                            67,626          2,618
Pinnacle West Capital Corp.                           17,760            571
PPL Corp.                                             69,075          2,120
Progress Energy, Inc.                                 49,081          1,956
Public Service Enterprise Group, Inc.                 96,324          2,810
Questar Corp.                                         32,968          1,078
SCANA Corp.                                           22,200            789
Sempra Energy                                         45,686          1,948
Southern Co.                                         144,743          5,355
Southwestern Energy Co. (a)                           64,000          1,854
Spectra Energy Corp.                                 113,398          1,785
TECO Energy, Inc.                                     42,151            521
Wisconsin Energy Corp.                                21,200            890
Xcel Energy, Inc.                                     83,951          1,557
                                                               ------------
                                                                     65,127
                                                               ------------
TOTAL COMMON STOCKS
(Cost $1,445,363,525)                                             1,480,268
                                                               ------------

                       See Notes to Financial Statements

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
DECEMBER 31, 2008

                                                      PAR         MARKET
                                                     AMOUNT        VALUE
                                                     (000)         (000)
                                                   ---------   ------------
U.S. GOVERNMENT SECURITIES -- 0.3%
United States Treasury
Bill(d)(e) 0.2% due 06/11/09                        $    195   $        195
United States Treasury
Bill(d)(e) 0.2% due 06/11/09                           4,620          4,616
                                                               -------------
TOTAL U.S. GOVERNMENT
   SECURITIES
(Cost $4,810,926)                                                     4,811
                                                               ------------

                                                                  MARKET
                                                    SHARES        VALUE
                                                     (000)         (000)
                                                   ---------   ------------
MONEY MARKET FUNDS -- 2.3%
AIM Short Term Investment Prime Portfolio             35,121   $     35,121
Federated Money Market Obligations Trust                 571            571
                                                               ------------
TOTAL MONEY MARKET FUNDS
(Cost $35,692,807)                                                   35,692
                                                               ------------
TOTAL INVESTMENTS+ -- 99.9%
(identified cost $1,485,867)                                      1,520,771
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.1%                         1,437
                                                               ------------
NET ASSETS -- 100.0%                                           $  1,522,208
                                                               ============

(a)  Non-income producing security.

(b)  Affiliated issuer. See table that follows for more information.

(c)  Amount is less than $1,000.

(d)  Rate represents annualized yield at date of purchase.

(e) All or part of this security has been designated as collateral for futures contracts.

+    See Note 2 of the Notes to Financial Statements.

                                                     NUMBER     UNREALIZED
                                                       OF      APPRECIATION
                                                   CONTRACTS       (000)
                                                   ---------   ------------
Schedule of Futures Contracts
S&P 500 Financial Futures
   Contracts (long) Expiration Date 03/2009              924   $        951
                                                               ------------
Total unrealized depreciation
   on open futures contracts purchased                         $        951
                                                               ============

                       See Notes to Financial Statements

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
DECEMBER 31, 2008

AFFILIATE TABLE

Certain investments made by the Portfolio were made in securities affiliated with State Street and SSgA FM. Investments in State Street Corp., the holding company of State Street, were made according to its representative portion of the S&P 500(R) Index. The market value of this investment at December 31, 2008 is listed in the Portfolio of Investments.

                               Shares
                              purchased                                                  Income earned   Realized
                             for the 12                                                    for the 12       loss
                Number of      months     Shares sold for      Number of      Value at   months ended    on shares
Security       shares held      ended      the 12 months    shares held at    12/31/08     12/31/08          sold
Description    at 12/31/07    12/31/08     ended 12/31/08      12/31/08        (000)         (000)          (000)
-----------    -----------   ----------   ---------------   --------------   ---------   -------------   -----------
State Street
   Corp.         70,325        19,000          7,600            81,725         $3,214         $72            $(8)

                       See Notes to Financial Statements

STATE STREET EQUITY 500 INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2008
(Amounts in thousands)

ASSETS
Investments in unaffiliated issuers at market (identified cost $1,482,293)      $1,517,557
Investments in non-controlled affiliates at market (identified cost $3,574)
   (Note 4)                                                                          3,214
                                                                                ----------
   Total investments at market (identified cost $1,485,867)                      1,520,771
   Cash                                                                                  8
Receivables:
   Daily variation margin on futures contracts                                         545
   Dividends and interest                                                            3,390
                                                                                ----------
      Total assets                                                               1,524,714

LIABILITIES
Payables:
   Investment securities purchased                                                   2,450
   Management fees (Note 4)                                                             56
                                                                                ----------
      Total liabilities                                                              2,506
                                                                                ----------
NET ASSETS                                                                      $1,522,208
                                                                                ==========

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2008
(Amounts in thousands)

INVESTMENT INCOME
   Dividend income - unaffiliated issuers                                  $  45,238
   Dividend income - non-controlled affiliated issuer                             72
   Interest                                                                    1,146
                                                                           ---------
      Total Investment Income                                                 46,456
                                                                           ---------
EXPENSES
   Management fees (Note 4)                                    $     893
                                                               ---------
      Total Expenses                                                             893
                                                                           ---------
NET INVESTMENT INCOME                                                         45,563
                                                                           ---------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments - unaffiliated issuers                              1,264
   Investments - non-controlled affiliated issuer                     (8)
   Futures contracts                                             (21,109)
                                                               ---------
                                                                             (19,853)
Net change in net unrealized appreciation (depreciation) on:
   Investments                                                  (898,078)
   Futures contracts                                                 276
                                                               ---------
                                                                            (897,802)
                                                                           ---------
Net realized and unrealized loss                                            (917,655)
                                                                           ---------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                       $(872,092)
                                                                           =========

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

                                                                            For the Year        For the Year
                                                                                Ended              Ended
                                                                          December 31, 2008   December 31, 2007
                                                                          -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
    Net Investment Income                                                     $   45,563           $   53,117
    Net realized gain (loss) on investments and futures contracts                (19,853)             169,211
    Net change in net unrealized appreciation (depreciation)                    (897,802)             (66,481)
                                                                              ----------           ----------
       Net increase (decrease) in net assets resulting from operations          (872,092)             155,847
                                                                              ----------           ----------
CAPITAL TRANSACTIONS
    Proceeds from contributions                                                  288,497              328,812
    Fair value of withdrawals                                                   (316,574)            (765,322)
    Withdrawals in-kind                                                               --              (63,656)
                                                                              ----------           ----------
    Net decrease in net assets from capital transactions                         (28,077)            (500,166)
                                                                              ----------           ----------
TOTAL NET DECREASE IN NET ASSETS                                                (900,169)            (344,319)

NET ASSETS
Beginning of Year                                                              2,422,377            2,766,696
                                                                              ----------           ----------
End of Year                                                                   $1,522,208           $2,422,377
                                                                              ==========           ==========

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

The following table includes selected supplemental data and ratios to average net assets:

                                               Year         Year         Year         Year         Year
                                              Ended         Ended        Ended        Ended        Ended
                                             12/31/08     12/31/07     12/31/06     12/31/05     12/31/04
                                            ----------   ----------   ----------   ----------   ----------
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of year (in thousands)   $1,522,208   $2,422,377   $2,766,696   $2,453,109   $2,767,467
   Ratios to average net assets:
      Operating expenses                         0.045%       0.045%       0.045%       0.045%       0.045%
      Net investment income                       2.30%        1.96%        1.94%        1.84%        1.97%
   Portfolio turnover rate*                         14%          12%          10%           8%           9%
   Total return (a)                             (37.02)%       5.49%       15.75%        4.87%       10.86%

----------
*    The portfolio turnover rate excludes in-kind security transactions.

(a) Results represent past performance and are not indicative of future results.

                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2008

1. ORGANIZATION

State Street Master Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and was organized as a business trust under the laws of The Commonwealth of Massachusetts on July 27, 1999. The Trust comprises eleven investment portfolios: the State Street Equity 500 Index Portfolio, the State Street Equity 400 Index Portfolio, the State Street Equity 2000 Index Portfolio, the State Street Aggregate Bond Index Portfolio, the State Street Money Market Portfolio, the State Street Tax Free Money Market Portfolio, the State Street Short-Term Tax Exempt Bond Portfolio, the State Street Limited Duration Bond Portfolio, the State Street Treasury Money Market Portfolio, the State Street Treasury Plus Money Market Portfolio and the State Street U.S. Government Money Market Portfolio. Information presented in these financial statements pertains only to the State Street Equity 500 Index Portfolio (the "Portfolio"). At December 31, 2008, only the Portfolio, the State Street Money Market Portfolio, the State Street Tax Free Money Market Portfolio, the State Street Short-Term Tax Exempt Bond Portfolio, the State Street Treasury Money Market Portfolio, the State Street Treasury Plus Money Market Portfolio and the State Street U.S. Government Money Market Portfolio were in operation. The Portfolio is authorized to issue an unlimited number of non-transferable beneficial interests.

The Portfolio's investment objective is to replicate, as closely as possible, before expenses, the performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500(R) Index"). The Portfolio uses a passive management strategy designed to track the performance of the S&P 500(R) Index. The S&P 500(R) Index is a well-known, unmanaged, stock index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States. There is no assurance that the Portfolio will achieve its objective.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

SECURITY VALUATION: The Portfolio's investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. In accordance with FAS 157, fair value is defined as the price that the portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio's investments. FAS 157 established a three tier hierarchy of inputs to establish a classification of fair value measurements and disclosure. The three tier hierarchy of inputs is summarized below:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

STATE STREET EQUITY 500 INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2008

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2008, in valuing the Portfolio's assets carried at fair value:

                                                INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES       INSTRUMENTS*
---------------------------------------------   --------------   ---------------
Level 1 - Quoted Prices                         $1,515,960,091       $950,935
Level 2 - Other Significant Observable Inputs        4,810,926             --
Level 3 - Significant Unobservable Inputs                   --             --
                                                --------------       --------
   TOTAL                                        $1,520,771,017       $950,935
                                                --------------       --------

*    Other financial instruments include futures contracts.

SECURITIES TRANSACTIONS, INVESTMENT INCOME AND EXPENSES: Securities transactions are recorded on a trade date basis for financial statement purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the basis of identified cost. Expenses are accrued daily based on average daily net assets.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio based on each partner's daily ownership percentage.

FEDERAL INCOME TAXES: The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, dividends, gains and losses of the Portfolio are deemed to have been "passed through" to the Portfolio's partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

The Portfolio has reviewed the tax positions for open years as of and during the year ended December 31, 2008, and determined it did not have a liability for any unrecognized tax expenses. The Portfolio recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2008, tax years 2005 through 2008 remain subject to examination by the portfolio's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

FUTURES: The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the S&P 500(R) Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. The Portfolio recognizes a realized gain or loss when the contract is closed. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission requirements.

The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market.

USE OF ESTIMATES: The Portfolio's financial statements are prepared in accordance with U.S. generally accepted accounting principles that require the use of management estimates. Actual results could differ from those estimates.

STATE STREET EQUITY 500 INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2008

3. SECURITIES TRANSACTIONS

For the year ended December 31, 2008, purchases and sales of investment securities, excluding short-term investments, futures contracts, and contributions in-kind and fair value of withdrawals, aggregated to $307,643,773 and $281,597,781, respectively.

At December 31, 2008, the book cost of investments was $1,485,867,258 which approximates cost computed on a federal tax basis. The aggregate gross unrealized appreciation and gross unrealized depreciation was $357,487,087 and $322,583,328, respectively, resulting in net appreciation of $34,903,759 for all securities as computed on a federal income tax basis.

4. RELATED PARTY FEES AND TRANSACTIONS

The Portfolio has entered into an investment advisory agreement with SSgA Funds Management, Inc. ("SSgA FM" or the "Adviser"), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company ("State Street"), under which SSgA FM directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. The Trust has contracted with State Street to provide custody, administration and transfer agent services to the Portfolio. In compensation for SSgA FM's services as investment adviser and for State Street's services as administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the Portfolio, including ordinary legal, audit and trustees expense), State Street receives a unitary fee, calculated daily, at the annual rate of 0.045% of the Portfolio's average daily net assets.

Certain investments made by the Portfolio were made in securities affiliated with State Street and SSgA FM. Investments in State Street Corporation, the holding company of State Street, were made according to its representative portion of the S&P 500(R) Index. The market value of this investment at December 31, 2008 is listed in the Portfolio of Investments.

5. TRUSTEES' FEES

Pursuant to certain agreements with State Street and its affiliates, each Independent Trustee receives for his or her services a $30,000 retainer in addition to $2,500 for each in-person meeting and $500 for each telephonic meeting from State Street or its affiliates.

6. INDEMNIFICATIONS

The Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims against the Trust. Management does not expect any significant claims.

7. NEW ACCOUNTING PRONOUNCEMENTS

On March 19, 2008, the FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("FAS 161"). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and believes the impact of adopting FAS 161 will be limited to additional disclosures.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of State Street Master Funds and
Owners of Beneficial Interest of State Street Equity 500 Index Portfolio:

We have audited the accompanying statement of assets and liabilities of the State Street Equity 500 Index Portfolio (one of the portfolios constituting State Street Master Funds) (the "Portfolio"), including the portfolio of investments, as of December 31, 2008, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of State Street Equity 500 Index Portfolio of State Street Master Funds at December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.


                                        (ERNST & YOUNG LLP)

Boston, Massachusetts
February 23, 2009

STATE STREET EQUITY 500 INDEX PORTFOLIO
GENERAL INFORMATION (UNAUDITED)
DECEMBER 31, 2008

PROXY VOTING POLICIES AND PROCEDURES AND RECORD

The Trust has adopted proxy voting procedures relating to portfolio securities held by the Portfolio. A description of the policies and procedures are available (i) without charge, upon request, by calling (877) 521-4083 or (ii) on the website of the Securities and Exchange Commission (the "SEC") at www.sec.gov. Information on how the Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by August 31 (i) without charge, upon request, by (i) calling (877) 521-4083 or (ii) on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year (as of March and September of each year) on Form N-Q. The Trust's Forms N-Q are available on the SEC's website at www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (877) 521-4083.

ADVISORY AGREEMENT RENEWAL

The Board of Trustees of the Trust met on November 20, 2008 (the "Meeting") to consider the renewal of the investment advisory agreement for the Portfolio (the "Advisory Agreement"). In preparation for considering the Advisory Agreement, the Trustees had thoroughly reviewed the renewal materials provided by the investment adviser, which they had requested through independent counsel. In deciding whether to renew the Advisory Agreement, the Trustees considered various factors, including (i) the nature, extent and quality of the services provided by the SSgA Funds Management, Inc. (the "Adviser") under the Advisory Agreement, (ii) the investment performance of the Portfolio, (iii) the costs to the Adviser of its services and the profits realized by the Adviser and its affiliates from their relationship with the Trust, (iv) the extent to which economies of scale would be realized if and as the Trust grows and whether the fee levels in the Advisory Agreement reflect these economies of scale, and (v) any additional benefits to the Adviser from its relationship with the Trust.

In considering the nature, extent and quality of the services provided by the Adviser, the Trustees relied on their prior direct experience as Trustees of the Trust as well as on the materials provided at the Meeting. The Board reviewed the Adviser's responsibilities under the Advisory Agreement and noted the experience and expertise that would be appropriate to expect of an adviser to the Portfolio, which is an index fund. The Trustees reviewed the background and experience of the Adviser's senior management, including those individuals responsible for the investment and compliance operations relating to the investments of the Portfolio, and the responsibilities of the latter with respect to the Portfolio. They also considered the resources, operational structures and practices of the Adviser in managing the Portfolio's investments, in monitoring and securing the Portfolio's compliance with its investment objective and policies with respect to its investments and with applicable laws and regulations, and in seeking best execution of portfolio transactions. The Trustees also considered information about the Adviser's overall investment management business, noting that the Adviser manages assets for a variety of institutional investors and that the Adviser and its affiliates had over $1.69 trillion in assets under management as of September 30, 2008, including over $157 billion managed by the Adviser. They reviewed information regarding State Street's business continuity and disaster recovery program. Drawing upon the materials provided and their general knowledge of the business of the Adviser, the Trustees determined that the experience, resources and strength of the Adviser in the management of index products are exceptional. As discussed more fully below, they also determined that the advisory fee for the Portfolio was fair and reasonable and that its performance and expense ratio were satisfactory. On the basis of this review, the Trustees determined that the nature and extent of the services provided by the Adviser to the Portfolio was appropriate, had been of uniformly high quality, and could be expected to remain so.

STATE STREET EQUITY 500 INDEX PORTFOLIO
GENERAL INFORMATION (UNAUDITED)
DECEMBER 31, 2008 (CONTINUED)

The Trustees noted that, in view of the investment objective of the Portfolio, the investment performance was satisfactory. The Trustees noted that the performance of the Portfolio in absolute terms was not of the importance that normally attaches to that of actively-managed funds. Of more importance to the Trustees was the extent to which the Portfolio achieved its objective of replicating, before expenses, the total return of the S&P 500 Index. Drawing upon information provided at the Meeting and upon reports provided to the Trustees by the Adviser throughout the preceding year, they determined that the Portfolio had in fact tracked the index within an acceptable range of tracking error. They concluded that the performance the Portfolio was satisfactory.

The Trustees considered the profitability to the Adviser and its affiliate, State Street, of the advisory relationships with the Trust. The Trustees had been provided with data regarding the profitability to the Adviser and its affiliated service providers with respect to the Portfolio individually, and on an aggregate basis, for the year ended June 30, 2008. Having discussed with representatives of the Adviser the methodologies used in computing the costs that formed the bases of the profitability calculations, they concluded that these methodologies were reasonable and turned to the data provided. After discussion and analysis they concluded that, to the extent that the Adviser's and State Street's relationships with the Trust had been profitable during the period for which information had been provided, the profitability was in no case such as to render the advisory fee excessive.

In order better to evaluate the Portfolio's advisory fee, the Trustees had requested comparative information from Lipper Inc. with respect to fees paid by, and expense ratios of, similar funds. The Trustees found that the Portfolio's advisory fee and total expense ratio were lower than the average for its peer group; after discussion, they concluded that the data available provided confirmation of the reasonableness of the Adviser's fee. The Board determined that the Adviser's fee was fair and reasonable.

In considering whether the Adviser benefits in other ways from its relationship with the Trust, the Trustees also considered whether the Adviser's affiliates may benefit from the Trust's relationship with State Street as fund administrator, custodian and transfer agent. They noted that the Adviser utilizes no soft-dollar arrangements in connection with the Portfolio's brokerage transactions. The Trustees concluded that, to the extent that the Adviser or its affiliates derive other benefits from their relationships with the Trust, those benefits are not so significant as to render the Adviser's fee excessive.

The Board also considered the extent to which economies of scale may be realized by the Portfolio as assets grow and whether the Portfolio's fee levels reflect such economies of scale, if any, for the benefit of investors. In considering the matter, the Board determined that, to the extent economies of scale were in fact realized, such economies of scale were shared with the Portfolio by virtue of an advisory fee of a comparatively low level that subsumed economies of scale in the fee itself. The Trustees also recognized, however, that should sustained, substantial asset growth be realized in the future, it might be necessary to consider additional measures.

On the basis of the foregoing discussions and determinations, without any one factor being dispositive, the Board decided to approve the continuance of the Advisory Agreement.

TRUSTEES AND EXECUTIVE OFFICERS (UNAUDITED).

The table below includes information about the Trustees and Executive Officers of the State Street Master Funds, including their:

     -    business addresses and ages;

     -    principal occupations during the past five years; and

     -    other directorships of publicly traded companies or funds.

                                                                                              NUMBER OF
                                                                                              FUNDS IN
                                                                                                FUND
     NAME, ADDRESS,      POSITION(S)     TERM OF OFFICE                                        COMPLEX
  AND DATE OF BIRTH       HELD WITH       AND LENGTH OF          PRINCIPAL OCCUPATION         OVERSEEN        OTHER DIRECTORSHIPS
       ("DOB")              TRUST         TIME SERVED           DURING PAST FIVE YEARS       BY TRUSTEE*       HELD BY TRUSTEE
----------------------   -----------   ------------------   ------------------------------   -----------   ------------------------
INDEPENDENT TRUSTEES

Michael F. Holland       Trustee and   Term: Indefinite     Chairman, Holland & Company          22        Trustee, State Street
Holland & Company,       Chairman of   Elected: 7/99        L.L.C. (investment adviser)                    Institutional Investment
LLC                      the Board                          (1995 - present).                              Trust; Director, the
375 Park Avenue                                                                                            Holland Series Fund,
New York, NY 10152                                                                                         Inc.; Director, The
                                                                                                           China Fund, Inc.;
DOB: 1944                                                                                                  Chairman and Trustee,
                                                                                                           Scottish Widows
                                                                                                           Investment Partnership
                                                                                                           Trust; and Director,
                                                                                                           Reaves Utility Income
                                                                                                           Fund

William L. Boyan         Trustee       Term: Indefinite     Trustee of Old Mutual South          22        Trustee, State Street
State Street Master                    Elected: 7/99        Africa Master Trust                            Institutional Investment
Funds                                                       (investments) (1995 -                          Trust; and Trustee, Old
P.O. Box 5049                                               present); Chairman emeritus,                   Mutual South Africa
Boston, MA 02206                                            Children's Hospital (1984 -                    Master Trust
                                                            present); Director, Boston
DOB: 1937                                                   Plan For Excellence
                                                            (non-profit) (1994 - present);
                                                            President and Chief Operations
                                                            Officer, John Hancock Mutual
                                                            Life Insurance Company (1959 -
                                                            1999). Mr. Boyan retired in
                                                            1999.

Rina K. Spence           Trustee       Term: Indefinite     President of SpenceCare              22        Trustee, State Street
State Street Master                    Elected: 7/99        International LLC (1998 -                      Institutional Investment
Funds                                                       present); Member of the                        Trust; Director,
P.O. Box 5049                                               Advisory Board, Ingenium Corp.                 Berkshire Life Insurance
Boston, MA 02206                                            (technology company) (2001 -                   Company of America; and
                                                            present); Chief Executive                      Director, IEmily.com
DOB: 1948                                                   Officer, IEmily.com (internet
                                                            company) (2000 - 2001); Chief
                                                            Executive Officer of Consensus
                                                            Pharmaceutical, Inc. (1998 -
                                                            1999); Founder, President and
                                                            Chief Executive Officer of
                                                            Spence Center for Women's
                                                            Health (1994 - 1998); Trustee,
                                                            Eastern Enterprise (utilities)
                                                            (1988 - 2000).

Douglas T. Williams      Trustee       Term: Indefinite     Executive Vice President of          22        Trustee, State Street
State Street Master                    Elected: 7/99        Chase Manhattan Bank (1987 -                   Institutional Investment
Funds                                                       1999). Mr. Williams retired in                 Trust
P.O. Box 5049                                               1999.
Boston, MA 02206

DOB: 1940

* The "Fund Complex" consists of eleven series of the Trust and eleven series of State Street Institutional Investment Trust.

                                                                                              NUMBER OF
                                                                                              FUNDS IN
                                                                                                FUND
     NAME, ADDRESS,      POSITION(S)     TERM OF OFFICE                                        COMPLEX
  AND DATE OF BIRTH       HELD WITH       AND LENGTH OF          PRINCIPAL OCCUPATION         OVERSEEN        OTHER DIRECTORSHIPS
       ("DOB")              TRUST         TIME SERVED           DURING PAST FIVE YEARS       BY TRUSTEE*       HELD BY TRUSTEE
----------------------   -----------   ------------------   ------------------------------   -----------   ------------------------
INTERESTED TRUSTEES(1)

James E. Ross            Trustee       Term: Indefinite     President, SSgA Funds                 22       Trustee, State Street
SSgA Funds               President     Elected Trustee:     Management, Inc. (2005 -                       Institutional Investment
Management, Inc.                       2/07                 present); Principal, SSgA                      Trust; Trustee, SPDR(R)
State Street Financial                                      Funds Management, Inc. (2001 -                 Series Trust; Trustee,
Center                                 Elected President:   2005); Senior Managing                         SPDR(R) Index Shares
One Lincoln Street                     4/05                 Director, State Street Global                  Trust and Trustee, Select
Boston, MA 02111-                                           Advisors (March 2006 -                         Sector SPDR(R) Trust
2900                                                        present); Principal, State
                                                            Street Global Advisers (2000 -
DOB: 1965                                                   2006).

OFFICERS:

Gary L. French           Treasurer     Term: Indefinite     Senior Vice President of State        --                  --
State Street Bank                      Elected: 5/05        Street Bank and Trust Company
and Trust Company                                           (2002 - present).
2 Avenue de Lafayette
Boston, MA 02111

DOB: 1951

Laura F. Healy           Assistant     Term: Indefinite     Vice President of State Street        --                  --
State Street Bank and    Treasurer     Elected: 11/08       Bank and Trust Company (prior
Trust Company                                               to July 2, 2008, Investors
2 Avenue de Lafayette                                       Financial Corporation) since
Boston, MA 02111                                            2002.

DOB: 1964

Brian D. O'Sullivan      Assistant     Term: Indefinite     Vice President of State Street        --                  --
State Street Bank and    Treasurer     Elected: 11/08       Bank and Trust Company
Trust Company                                               (2007-present) with which he
801 Pennsylvania                                            has been affiliated with since
Avenue                                                      1997.
Kansas City, MO 64105

DOB: 1975

Peter T. Sattelmair      Assistant     Term: Indefinite     Director of Fund                      --                  --
State Street Bank and    Treasurer     Elected: 11/08       Administration of State Street
Trust Company                                               Bank and Trust Company (2007 -
801 Pennsylvania                                            present) with which he has
Avenue                                                      been affiliated with since
Kansas City, MO 64105                                       1999.

DOB: 1977

* The "Fund Complex" consists of eleven series of the Trust and eleven series of State Street Institutional Investment Trust.

(1) Mr. Ross is an Interested Trustee because of his employment by SSgA Funds Management, Inc., an affiliate of the Trust.

                                                                                              NUMBER OF
                                                                                              FUNDS IN
                                                                                                FUND
     NAME, ADDRESS,      POSITION(S)     TERM OF OFFICE                                        COMPLEX
  AND DATE OF BIRTH       HELD WITH       AND LENGTH OF          PRINCIPAL OCCUPATION         OVERSEEN        OTHER DIRECTORSHIPS
       ("DOB")              TRUST         TIME SERVED           DURING PAST FIVE YEARS       BY TRUSTEE*       HELD BY TRUSTEE
----------------------   -----------   ------------------   ------------------------------   -----------   ------------------------
Julie Piatelli           Chief         Term: Indefinite     Principal and Senior                  --                  --
SSgA Funds               Compliance    Elected: 7/07        Compliance and Risk Management
Management, Inc.         Officer                            Officer, SSgA Funds
State Street Financial                                      Management, Inc. (2004-
Center                                                      present), Vice President State
One Lincoln Street                                          Street Global Advisors
Boston, MA 02111                                            (2004-present).

DOB: 1967

Nancy L. Conlin          Secretary     Term: Indefinite     Vice President and Managing           --                  --
State Street Bank and                  Elected: 2/09        Counsel, State Street Bank and
Trust Company                                               Trust Company (2007-present);
2 Avenue de Lafayette                                       General Counsel, Plymouth Rock
Boston, MA 02111                                            Companies (2004- 2007).

DOB: 1953

Brian C. Poole           Assistant     Term: Indefinite     Vice President and Counsel            --                  --
State Street Bank and    Secretary     Elected 9/08         (2008 - present) and Associate
Trust Company                                               Counsel (2004 - 2007), State
4 Copley Place,                                             Street Bank and Trust Company
5th Floor                                                   (formerly Investors Bank and
Boston, MA 02116                                            Trust Company); Legal Product
                                                            Manager, Fidelity Investments
DOB: 1971                                                   (2000 - 2004).

* The "Fund Complex" consists of eleven series of the Trust and eleven series of State Street Institutional Investment Trust.

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling (toll free) 877-521-4083.

TRUSTEES
Michael F. Holland
William L. Boyan
Rina K. Spence
Douglas T. Williams
James E. Ross

INVESTMENT ADVISER
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111

CUSTODIAN
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111

ADMINISTRATOR
State Street Bank and Trust Company
801 Pennsylvania Avenue
Kansas City, MO 64105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

LEGAL COUNSEL
Ropes & Gray LLP
One International Place
Boston, MA 02110

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

STATE STREET EQUITY 500 INDEX PORTFOLIO
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206

                STATE STREET INSTITUTIONAL SHORT-TERM TAX EXEMPT
                                   BOND FUND
   (FORMERLY STATE STREET INSTITUTIONAL TAX FREE LIMITED DURATION BOND FUND)

                                  ANNUAL REPORT

                                DECEMBER 31, 2008

STATE STREET INSTITUTIONAL SHORT-TERM TAX EXEMPT BOND FUND

GROWTH OF A $10,000 INVESTMENT (a)

                              (PERFORMANCE GRAPH)

           State Street Institutional     iMoney Net Tax-Free    Barclays Capital
              Short-Term Tax Exempt     National Institutional   1-Year Municipal
                    Bond Fund                   Average             Bond Index
           --------------------------   ----------------------   ----------------
  2/7/07             10,000                     10,000                10,000
 3/31/07             10,051                     10,053                10,072
 6/30/07             10,142                     10,138                10,138
 9/30/07             10,232                     10,224                10,274
12/31/07             10,329                     10,305                10,418
 3/31/08             10,408                     10,367                10,597
 6/30/08             10,409                     10,414                10,639
 9/30/08             10,470                     10,467                10,705
12/31/08             10,632                     10,512                10,892

                           INVESTMENT PERFORMANCE (a)
                   For the Fiscal Year Ended December 31, 2008

                                                                        Total Return
                                                                  Average Annualized Since
                                                Total Return          Commencement of
                                             For the Year Ended          Operations
                                              December 31, 2008       (February 7, 2007)
                                             ------------------   ------------------------
State Street Instituttional Short-Term
   Tax Exempt Bond Fund                             2.93%                  3.28%
iMoney Net Tax-Free National Institutional
   Average (b)                                      2.01%                  2.64%
Barclays Capital 1-Year Municipal
   Bond Index (c)                                   4.56%                  4.62%

(a) Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor's share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower.

(b) The iMoney Net Tax-Free National Institutional Average is an aveage that consists of all national tax-free and municipal institutional funds. Portfolio Holdings of tax-free funds include rated and unrated demand notes, rated and unrated general market notes, commercial paper, put bonds
     - 6 months & less, put bonds - over 6 months, AMT paper, and other tax-free holdings. It is not possible to invest directly in an average.

(c) Barclays Capital 1-Year Municipal Bond Index: A total return benchmark designed for tax-exempt assets. The index includes bonds with a minimum credit rating of BAA3, are issued as part of a deal of at least $50 million, have an amount outstanding of at least $5 million, have maturities of 1 to 2-years, and have been issued after December 31, 1990.

The Fund changed it's benchmark during the year from the iMoney Net Tax-Free Index to the Barclay's Capital Municipal 1 Year Index. The Fund believes that the Barclays Capital Municipal 1 Year Index (1) provides a better comparison against the broad market of securities in which the Fund invests, and (2) contains securities with an average duration that more closely reflected the Fund's shift toward a longer-duration portfolio.

STATE STREET INSTITUTIONAL SHORT-TERM TAX EXEMPT BOND FUND

EXPENSE EXAMPLE

As a shareholder of the State Street Institutional Short-Term Tax Exempt Bond Fund (the "Fund"), you incur ongoing costs, which include costs for administrative services and distribution (12b-1) fees, among others, in addition to the Fund's proportionate share of expenses of the State Street Short-Term Tax Exempt Bond Portfolio. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2008 to December 31, 2008.

The table below illustrates your Fund's costs in two ways:

     - BASED ON ACTUAL FUND RETURN. This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

          To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period".

     - BASED ON HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case- because the return used is not the Fund's actual return- the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended December 31, 2008

                        Beginning           Ending        Expenses Paid
                      Account Value     Account Value         During
                       July 1, 2008   December 31, 2008      Period *
                      -------------   -----------------   -------------
Based on Actual
   Fund Return          $1,000.00         $1,021.40           $1.02
Based on
   Hypothetical (5%
   return before
   expenses)            $1,000.00         $1,024.13           $1.02

* The calculations are based on expenses incurred in the most recent six month period of the Fund. The Fund's annualized average weighted expense ratio as of December 31, 2008 was 0.20%, which includes the Fund's proportionate share of the expenses of the State Street Short -Term Tax Exempt Bond Portfolio. The dollar amounts shown as "Expenses Paid" are equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

STATE STREET INSTITUTIONAL SHORT-TERM TAX EXEMPT BOND FUND

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2008

ASSETS
   Investment in corresponding Portfolio, at value (identified cost $100,725,839) (Note 1)   $101,328,855
   Receivable from adviser (Note 3)                                                                 7,418
   Prepaid expenses                                                                                 3,919
                                                                                             ------------
      Total assets                                                                            101,340,192
LIABILITIES
   Payables:
      Administration and custody fees (Note 3)                                                      3,484
      Distribution fees (Note 3)                                                                    4,292
      Registration and filing fees                                                                  3,230
      Professional fees                                                                            18,389
      Accrued expenses and other liabilities                                                        3,672
                                                                                             ------------
         Total liabilities                                                                         33,067
                                                                                             ------------
NET ASSETS                                                                                   $101,307,125
                                                                                             ============
NET ASSETS CONSIST OF:
   Paid-in capital                                                                            100,700,671
   Undistributed net investment income                                                              3,438
   Net unrealized appreciation on investments                                                     603,016
                                                                                             ------------
NET ASSETS                                                                                   $101,307,125
                                                                                             ============
Shares of beneficial interest outstanding                                                      10,066,854
Offering, net asset value, and redemption price per share                                    $      10.06
                                                                                             ============

                       See Notes to Financial Statements.

STATE STREET INSTITUTIONAL SHORT-TERM TAX EXEMPT BOND FUND

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2008

INCOME
   Interest income allocated from Portfolio (Note 2)                            $1,740,781
   Expenses allocated from Portfolio (Note 3)                                      (68,642)
                                                                                ----------
                                                                                 1,672,139
                                                                                ----------
EXPENSES
   Transfer agent fees (Note 3)                                                     41,724
   Administration and accounting fees (Note 3)                                      37,950
   Distribution fees (Note 3)                                                       34,275
   Professional fees                                                                24,901
   Registration and filing fees                                                      3,584
   Other expenses                                                                   13,573
                                                                                ----------
      Total Expenses                                                               156,007
   Less: Fee reimbursements by investment adviser (Note 3)                         (87,548)
                                                                                ----------
      Total Net Expenses                                                            68,459
                                                                                ----------
NET INVESTMENT INCOME                                                           $1,603,680
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Change in net unrealized appreciation (depreciation) allocated from Portfolio      577,698
                                                                                ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                            $2,181,378
                                                                                =========

                       See Notes to Financial Statements.

STATE STREET INSTITUTIONAL SHORT-TERM TAX EXEMPT BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                For the             For the
                                                              Year Ended         Period Ended
                                                          December 31, 2008   December 31, 2007*
                                                          -----------------   ------------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income                                    $  1,603,680          $ 1,123,116
   Change in net unrealized appreciation                         577,698               25,318
                                                            ------------          -----------
   Net increase in net assets resulting from operations        2,181,378            1,148,434
                                                            ------------          -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                      (1,603,680)          (1,123,116)
                                                            ------------          -----------
NET INCREASE FROM CAPITAL SHARE TRANSACTIONS
   Shares sold                                                60,000,000           39,366,348
   Reinvestment of distributions                               1,603,680            1,123,092
   Shares redeemed                                            (1,311,807)             (77,204)
                                                            ------------          -----------
      Net increase from capital share transactions            60,291,873           40,412,236
                                                            ------------          -----------
   Net increase in net assets                                 60,869,571           40,437,554
NET ASSETS, BEGINNING OF PERIOD                               40,437,554                   --
                                                            ------------          -----------
NET ASSETS, END OF PERIOD                                   $101,307,125          $40,437,554
                                                            ============          ===========
Accumulated undistributed net investment income             $      3,438          $     3,438
                                                            ------------          -----------
CHANGES IN SHARES:
   Shares sold                                                 5,996,040            3,936,634
   Reinvestment of distributions                                 160,214              112,298
   Shares redeemed                                              (130,612)              (7,720)
                                                            ------------          -----------
      Net increase in shares                                   6,025,642            4,041,212
                                                            ============          ===========

*    The Fund commenced operations on February 7, 2007.

                       See Notes to Financial Statements.

STATE STREET INSTITUTIONAL SHORT-TERM TAX EXEMPT BOND FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period:

                                                        YEAR         PERIOD
                                                        ENDED        ENDED
                                                     12/31/2008   12/31/2007*
                                                     ----------   -----------
PER SHARE OPERATING PERFORMANCE (a):
NET ASSET VALUE, BEGINNING OF PERIOD                 $  10.01     $ 10.00
                                                     --------     -------
INVESTMENT OPERATIONS:
   Net investment income                                 0.23**      0.31**
   Net realized and unrealized gain on investments       0.06        0.01
                                                     --------     -------
      Total from investment operations                   0.29        0.32
                                                     --------     -------
LESS DISTRIBUTIONS FROM:
   Net investment income                                (0.24)      (0.31)
                                                     --------     -------
NET ASSET VALUE, END OF PERIOD                       $  10.06     $ 10.01
                                                     --------     -------
TOTAL RETURN (B)                                         2.93%       3.29%
RATIOS AND SUPPLEMENTAL DATA:
   Net Assets, End of Period (000s)                  $101,307     $40,438
Ratios to average net assets: (a)
   Gross operating expenses                              0.33%       0.46%***
   Net operating expenses                                0.20%       0.18%***
   Net investment income                                 2.34%       3.51%***
   Voluntary expense reimbursement (c)                   0.13%       0.02%***
   Portfolio turnover rate (d)                          88.99%      31.18%****

----------
*    The Fund commenced operations on February 7, 2007.

** Net investment income per share is calculated using the average shares method.

***  Annualized.

**** Not annualized.

(a) The per share amounts and percentages include the Fund's proportionate share of income and expenses of the State Street Short-Term Tax Exempt Bond Portfolio.

(b) Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates. Total returns for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(c) This voluntary expense reimbursement is reflected in both the net operating expense and the net investment income ratios shown above.

(d) Portfolio turnover rate is from the State Street Short-Term Tax Exempt Bond Portfolio.

STATE STREET INSTITUTIONAL SHORT-TERM TAX EXEMPT BOND FUND
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2008

1. ORGANIZATION

State Street Institutional Investment Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and was organized as a business trust under the laws of The Commonwealth of Massachusetts on February 16, 2000. The Trust consists of the following series: the State Street Equity 500 Index Fund, the State Street Equity 400 Index Fund, the State Street Equity 2000 Index Fund, the State Street Aggregate Bond Index Fund, the State Street Institutional Liquid Reserves Fund, the State Street Institutional Tax Free Money Market Fund, the State Street Institutional Short-Term Tax Exempt Bond Fund (formerly State Street Institutional Tax Free Limited Duration Bond Fund), the State Street Institutional Limited Duration Bond Fund, the State Street Institutional Treasury Money Market Fund, the State Street Institutional Treasury Plus Money Market Fund and the State Street Institutional U.S. Government Money Market Fund, each of which is a separate diversified series of the Trust. Information presented in these financial statements pertains only to the State Street Institutional Short-Term Tax Exempt Bond Fund (the "Fund"). The Fund commenced operations on February 7, 2007. The Fund is authorized to issue an unlimited number of shares, with no par value.

As of December 31, 2008, the Fund, the State Street Equity 500 Index Fund, the State Street Institutional Liquid Reserves Fund, the State Street Institutional Tax Free Money Market Fund, the State Street Institutional Treasury Money Market Fund, the State Street Institutional Treasury Plus Money Market Fund and the State Street Institutional U.S. Government Money Market Fund were the only series of the Trust that had commenced operations.

The Fund invests all of its investable assets in interests of the State Street Short-Term Tax Exempt Bond Portfolio (the "Portfolio"), a series of a separately registered investment company called State Street Master Funds. The investment objective and policies of the Portfolio are substantially similar to those of the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (100% at December 31, 2008). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION - The Fund records its investment in the Portfolio at value. The valuation policies of the Portfolio are discussed in Note 2 of the Portfolio's Notes to Financial Statements, which are included elsewhere within this report.

STATE STREET INSTITUTIONAL SHORT-TERM TAX EXEMPT BOND FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2008

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The summary of the inputs used for the Portfolio, as of December 31, 2008, in valuing the Portfolio's assets carried at fair value are discussed in Note 2 of the Portfolio's Notes to Financial Statements, which are included elsewhere within this report.

SECURITY TRANSACTIONS, INVESTMENT INCOME AND EXPENSES - Securities transactions are recorded on a trade date basis for financial statement purposes. Net investment income consists of the Fund's pro-rata share of the net investment income of the Portfolio, less all expenses of the Fund. Realized gains and losses from security transactions consist of the Fund's pro-rata share of the Portfolio's realized gains and losses. Realized gains and losses from security transactions are recorded on the basis of identified cost.

DIVIDENDS AND DISTRIBUTIONS - Dividends from net investment income are declared daily and are payable as of the last business day of each month. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles ("GAAP"). These differences are due in part to differing treatments for 12b-1 fees.

For the year ended December 31, 2008, there were no permanent differences identified and reclassified among the components of net assets.

The tax character of distributions paid to shareholders during the year ended December 31, 2008 and December 31 2007 was as follows:

                       2008         2007
                    ----------   ----------
Tax exempt income   $1,603,680   $1,123,116

At December 31, 2008 the components of distributable earnings on a tax basis were as follows:

Undistributed tax exempt income   $  3,438
Unrealized appreciation            603,016
                                  --------
   Total                          $606,454

FEDERAL INCOME TAXES -The Fund intends to qualify for and elect treatment as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, the Fund will not be subject to federal income

STATE STREET INSTITUTIONAL SHORT-TERM TAX EXEMPT BOND FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2008

taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of its net taxable income and capital gains, if any, the Fund will not be subject to federal excise tax.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

At December 31, 2008, the cost of investments computed on a federal income tax basis was $100,725,839 resulting in $603,016 of unrealized appreciation.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2008 and determined it did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2008, tax years since inception through 2008 remain subject to examination by the fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

EXPENSE ALLOCATION: Certain expenses are applicable to multiple Funds within the Trust. Expenses directly attributable to a Fund are charged to that Fund. Expenses of the Trust that are not directly attributed to a Fund are allocated among the Funds, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the Funds can otherwise be made fairly.

USE OF ESTIMATES: The Fund's financial statements are prepared in accordance with U.S. GAAP that requires the use of management estimates. Actual results could differ from those estimates.

3. RELATED PARTY FEES

The Portfolio retains SSgA Funds Management, Inc. ("SSgA FM" or the "Adviser"), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company ("State Street"), as its investment adviser. For such investment advisory services, the Portfolio pays SSgA FM a fee at the annual rate of 0.10% of its average daily net assets. The Fund has also retained SSgA FM to serve as its investment adviser, but pays no advisory fee to SSgA FM as long as the Fund invests substantially all of its assets in the Portfolio or another investment company.

SSgA FM has contractually agreed to cap the total operating expenses of the Fund (exclusive of interest, taxes, extraordinary expenses, the pass-through expenses from the Master Portfolio, distribution and shareholder servicing fees) on an annual basis at 0.10% of the fund's average daily net assets until April 30, 2009. For the year ended December 31, 2008, SSgA FM reimbursed the Fund $87,548 under this agreement.

STATE STREET INSTITUTIONAL SHORT-TERM TAX EXEMPT BOND FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2008

State Street serves as the Fund's administrator and custodian. The Fund pays State Street annual fees of $25,000 for administration services and $12,000 for custody and accounting services.

The Trust has adopted a plan of distribution pursuant to Rule 12b-1 under the 1940 Act (the "Rule 12b-1 Plan"). Under the Rule 12b-1 Plan, the Fund compensates financial intermediaries in connection with the distribution of Fund shares and for services provided to the Fund's shareholders. The Fund accrued fees under the Rule 12b-1 Plan at an annual rate of 0.05% of average daily net assets. State Street Global Markets LLC, (SSGM) an affiliated company of State Street, is among the financial intermediaries who may receive fees from the Fund under the Rule 12b-1 Plan. For the year ended December 31, 2008, the Fund accrued $34,275 under the Rule 12b-1 Plan.

4. INDEMNIFICATIONS

The Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims against the Trust. Management does not expect any significant claims.

5. NEW ACCOUNTING PRONOUNCEMENTS

On March 19, 2008, the FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("FAS 161"). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and believes the impact of adopting FAS 161 will be limited to additional disclosures.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of State Street Institutional Investment Trust and Shareholders of State Street Institutional Short-Term Tax Exempt Bond Fund:

We have audited the accompanying statement of assets and liabilities of the State Institutional Short-Term Tax Exempt Bond Fund (formerly State Street Institutional Tax Free Limited Duration Bond Fund) (one of the funds constituting State Street Institutional Investment Trust) (the "Fund") as of December 31, 2008, and the related statement of operations for the year then ended, and the statements of changes in net assets and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the State Street Short-Term Tax Exempt Bond Fund of State Street Institutional Investment Trust at December 31, 2008, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.


                                        (Ernst & Young LLP)

Boston, Massachusetts
February 23, 2009

STATE STREET INSTITUTIONAL SHORT-TERM TAX EXEMPT BOND FUND
GENERAL INFORMATION (UNAUDITED)
DECEMBER 31, 2008

TAX INFORMATION

For federal income tax purposes, the following information is furnished with respect to the Funds' distributions for its fiscal year ended December 31, 2008.

For the State Street Institutional Short-Term Tax Exempt Bond Fund for the year ended December 31, 2008, 100.0% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.

PROXY VOTING POLICIES AND PROCEDURES AND RECORD

The Trust has adopted proxy voting procedures relating to portfolio securities held by the Fund. A description of the policies and procedures is available (i) without charge, upon request, by calling (877) 521-4083 or (ii) on the website of the Securities Exchange Commission (the "SEC") at www.sec.gov. Information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ending June 30 is available by August 31 (i) without charge, upon request, by calling (877) 521-4083 or (ii) on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year (as of March and September of each year) on Form N-Q. The Trust's Forms N-Q are available on the SEC's website at www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (877) 521-4083.

ADVISORY AGREEMENT RENEWAL

The Board of Trustees of the Trust met on November 20, 2008 (the "Meeting") to consider the approval of the investment advisory agreement (the "Advisory Agreement") for the Fund. In preparation for considering the Advisory Agreement, the Trustees had thoroughly reviewed the renewal materials provided by the investment adviser, which they had requested through independent counsel. In deciding whether to renew the Advisory Agreement, the Trustees considered various factors, including (i) the nature, extent and quality of the services provided by the SSgA Funds Management, Inc. (the "Adviser") under the Advisory Agreement, (ii) the investment performance of the Fund, (iii) the costs to the Adviser of its services and profits realized by the Adviser and its affiliates from their relationship with the Trust, (iv) the extent to which economies of scale would be realized if and as the Trust grows and whether the fee levels in the Advisory Agreement reflect these economies of scale, and (v) any additional benefits to the Adviser from its relationship with the Trust.

STATE STREET INSTITUTIONAL SHORT-TERM TAX EXEMPT BOND FUND
GENERAL INFORMATION (UNAUDITED)
DECEMBER 31, 2008 (CONTINUED)

In considering the nature, extent and quality of the services provided by the Adviser, the Trustees relied on their prior direct experience as Trustees of the Trust as well as on the materials provided at the Meeting. The Board reviewed the Adviser's responsibilities under the Advisory Agreement and noted the experience and expertise that would be appropriate to expect of an adviser to the Fund, which is a feeder short-term bond fund in a master-feeder structure. The Trustees reviewed the background and experience of the Adviser's senior management, including those individuals responsible for the investment and compliance operations relating to the investments of the Fund, and the responsibilities of the latter with respect to the Fund. They also considered the resources, operational structures and practices of the Adviser in managing the Fund's investments, in monitoring and securing the Fund's compliance with its investment objective and policies with respect to its investments and with applicable laws and regulations, and in seeking best execution of portfolio transactions. The Trustees also considered information about the Adviser's overall investment management business, noting that the Adviser manages assets for a variety of institutional investors and that the Adviser and its affiliates had over $1.69 trillion in assets under management as of September 30, 2008, including over $157 billion managed by the Adviser. They reviewed information regarding State Street's business continuity and disaster recovery program. Drawing upon the materials provided and their general knowledge of the business of the Adviser, the Trustees determined that the experience, resources and strength of the Adviser in the management of short-term bond products are exceptional. As discussed more fully below, they also determined that the advisory fee for the Fund was fair and reasonable and that its performance and expense ratios were satisfactory. On the basis of this review, the Trustees determined that the nature and extent of the services provided by the Adviser to the master portfolio and indirectly to the Fund were appropriate, had been of uniformly high quality, and could be expected to remain so.

The Trustees noted that, in view of the investment objectives of the Fund, the investment performance was satisfactory. The Trustees noted that materials provided by Lipper Inc. at the Meeting indicated that the Fund's performance had been above average for the Lipper peer group for the reported (one-year and year-to-date) periods ending September 30, 2008. The Board concluded that the performance of the Fund was satisfactory.

The Trustees considered the profitability to the Adviser and its affiliate, State Street, of the advisory relationships to the Trust. The Trustees had been provided with data regarding the profitability to the Adviser and its affiliated service providers with respect to the Fund individually, and on an aggregate basis, for the year ended June 30, 2008. Having discussed with representatives of the Adviser the methodologies used in computing the costs that formed the bases of the profitability calculations, they concluded that these methodologies were reasonable and turned to the data provided. After discussion and analysis they concluded that, to the extent that the Adviser's and State Street's relationships with the Trust had been profitable to either or both those entities, the profitability was in no case such as to render the advisory fees excessive.

STATE STREET INSTITUTIONAL SHORT-TERM TAX EXEMPT BOND FUND
GENERAL INFORMATION (UNAUDITED)
DECEMBER 31, 2008 (CONTINUED)

In order better to evaluate the Fund's advisory fee, the Trustees had requested comparative information from Lipper Inc. with respect to fees paid by, and expense ratios of, similar funds. The Trustees found that that the Fund's advisory fee and expense ratio were lower than the average for the peer group; after discussion, they concluded that the data available provided confirmation of the reasonableness of the Adviser's fee. The Trustees noted that the Adviser does not receive any advisory fee from the Fund so long as it invests substantially all of its assets in a master portfolio or in another investment company. The Trustees also considered that to help limit expenses of the Fund, the Adviser had reduced its advisory fee or otherwise reimbursed expenses for the Fund. The Board determined that the Adviser's fees were fair and reasonable.

In considering whether the Adviser benefits in other ways from its relationship with the Trust, the Trustees also considered whether the Adviser's affiliates may benefit from the Trust's relationship with State Street as fund administrator and custodian. They noted that the Adviser utilizes no soft-dollar arrangements in connection with the master portfolio's brokerage transactions. The Trustees concluded that, to the extent that the Adviser or its affiliates derive other benefits from their relationships with the Trust, those benefits are not so significant as to render the Adviser's fees excessive.

The Board also considered the extent to which economies of scale may be realized by the Fund as assets grow and whether the Fund's fee levels reflect such economies of scale, if any, for the benefit of investors. In considering the matter, the Board determined that, to the extent economies of scale were in fact realized, such economies of scale were shared with the Fund by virtue of an advisory fee of a comparatively low level that subsumed economies of scale in the fee itself. The Trustees also recognized, however, that should sustained, substantial asset growth be realized in the future, it might be necessary to consider additional measures.

On the basis of the foregoing discussions and determinations, without any one factor being dispositive, the Board decided to approve the continuance of the Advisory Agreement.

TRUSTEES AND EXECUTIVE OFFICERS (UNAUDITED).

The table below includes information about the Trustees and Executive Officers of the State Street Institutional Investment Trust, including their:

     -    business addresses and ages;

     -    principal occupations during the past five years; and

     -    other directorships of publicly traded companies or funds.

                                                                                        NUMBER OF FUNDS
NAME, ADDRESS, AND         POSITION(S)     TERM OF OFFICE                               IN FUND COMPLEX
DATE OF BIRTH                 HELD          AND LENGTH OF      PRINCIPAL OCCUPATION       OVERSEEN BY        OTHER DIRECTORSHIPS
("DOB")                     WITH TRUST       TIME SERVED      DURING PAST FIVE YEARS       TRUSTEE*            HELD BY TRUSTEE
--------------------     --------------   ----------------   ------------------------   ---------------   --------------------------
INDEPENDENT TRUSTEES

Michael F. Holland       Trustee and      Term: Indefinite   Chairman, Holland &        22                Trustee, State Street
Holland & Company,       Chairman of      Elected: 7/99      Company L.L.C.                               Institutional Investment
LLC                      the Board                           (investment adviser)                         Trust; Director, the
375 Park Avenue                                              (1995 - present).                            Holland Series Fund,
New York, NY 10152                                                                                        Inc.; Director, The
                                                                                                          China Fund, Inc.;
DOB: 1944                                                                                                 Chairman and Trustee,
                                                                                                          Scottish Widows
                                                                                                          Investment Partnership
                                                                                                          Trust; and Director,
                                                                                                          Reaves Utility Income
                                                                                                          Fund

William L. Boyan         Trustee          Term: Indefinite   Trustee of Old Mutual      22                Trustee, State Street
State Street Master                       Elected: 7/99      South Africa Master                          Institutional Investment
Funds                                                        Trust (investments)                          Trust; and Trustee, Old
P.O. Box 5049                                                (1995 - present);                            Mutual South Africa
Boston, MA 02206                                             Chairman emeritus,                           Master Trust
                                                             Children's Hospital
DOB: 1937                                                    (1984 - present);
                                                             Director, Boston Plan
                                                             For Excellence
                                                             (non-profit) (1994 -
                                                             present); President and
                                                             Chief Operations
                                                             Officer, John Hancock
                                                             Mutual Life Insurance
                                                             Company (1959 - 1999).
                                                             Mr. Boyan retired in
                                                             1999.

Rina K. Spence           Trustee          Term: Indefinite   President of SpenceCare    22                Trustee, State Street
State Street Master                       Elected: 7/99      International LLC (1998                      Institutional Investment
Funds                                                        - present); Member of                        Trust; Director,
P.O. Box 5049                                                the Advisory Board,                          Berkshire Life Insurance
Boston, MA 02206                                             Ingenium Corp.                               Company of America; and
                                                             (technology company)                         Director, IEmily.com
DOB: 1948                                                    (2001 - present); Chief
                                                             Executive Officer,
                                                             IEmily.com (internet
                                                             company) (2000 - 2001);
                                                             Chief Executive Officer
                                                             of Consensus
                                                             Pharmaceutical, Inc.
                                                             (1998 - 1999); Founder,
                                                             President and Chief
                                                             Executive Officer of
                                                             Spence Center for
                                                             Women's Health (1994 -
                                                             1998); Trustee, Eastern
                                                             Enterprise (utilities)
                                                             (1988 - 2000).

Douglas T. Williams      Trustee          Term: Indefinite   Executive Vice President   22                Trustee, State Street
State Street Master                       Elected: 7/99      of Chase Manhattan Bank                      Institutional Investment
Funds                                                        (1987 - 1999). Mr.                           Trust
P.O. Box 5049                                                Williams retired in
Boston, MA 02206                                             1999.

DOB: 1940

* The "Fund Complex" consists of eleven series of the Trust and eleven series of State Street Institutional Investment Trust.

                                                                                        NUMBER OF FUNDS
NAME, ADDRESS, AND         POSITION(S)     TERM OF OFFICE                               IN FUND COMPLEX
DATE OF BIRTH                 HELD          AND LENGTH OF      PRINCIPAL OCCUPATION       OVERSEEN BY        OTHER DIRECTORSHIPS
("DOB")                     WITH TRUST       TIME SERVED      DURING PAST FIVE YEARS       TRUSTEE*            HELD BY TRUSTEE
--------------------     --------------   ----------------   ------------------------   ---------------   --------------------------
Interested Trustees(1)

James E. Ross            Trustee          Term: Indefinite   President, SSgA Funds      22                Trustee, State Street
SSgA Funds               President        Elected Trustee:   Management, Inc. (2005                       Institutional Investment
Management, Inc.                          2/07               -- present); Principal,                      Trust; Trustee, SPDR(R)
State Street Financial                                       SSgA Funds Management,                       Series Trust; Trustee,
Center                                                       Inc. (2001 -- 2005);                         SPDR(R) Index Shares Trust
One Lincoln Street                        Elected            Senior Managing                              and Trustee, Select Sector
Boston, MA 02111- 2900                    President: 4/05    Director, State Street                       SPDR(R) Trust
                                                             Global Advisors (March
DOB: 1965                                                    2006 -- present);
                                                             Principal, State Street
                                                             Global Advisers (2000 --
                                                             2006).
Officers:

Gary L.French            Treasurer        Term: Indefinite   Senior Vice President of   --                --
State Street Bank and                     Elected: 5/05      State Street Bank and
Trust Company                                                Trust Company (2002
2 Avenue de Lafayette                                        -- present).
Boston, MA 02111
DOB: 1951

Laura F. Healy           Assistant        Term: Indefinite   Vice President of State    --                --
State Street Bank and    Treasurer        Elected: 11/08     Street Bank and Trust
Trust Company                                                Company (prior to July
2 Avenue de Lafayette                                        2, 2008, Investors
Boston, MA 02111                                             Financial Corporation)
DOB: 1964                                                    since 2002.

Brian D. O'Sullivan      Assistant        Term: Indefinite   Vice President of State    --                --
State Street Bank and    Treasurer        Elected: 11/08     Street Bank and Trust
Trust Company                                                Company (2007-present)
801 Pennsylvania                                             with which he has been
Avenue                                                       affiliated with since
Kansas City, MO 64105                                        1997.
DOB: 1975

Peter T. Sattelmair      Assistant        Term: Indefinite   Director of Fund           --                --
State Street Bank and    Treasurer        Elected: 11/08     Administration of State
Trust Company                                                Street Bank and Trust
801 Pennsylvania                                             Company (2007 - present)
Avenue                                                       with which he has been
Kansas City, MO 64105                                        affiliated with since
DOB: 1977                                                    1999.

* The "Fund Complex" consists of eleven series of the Trust and eleven series of State Street Institutional Investment Trust.

(1) Mr. Ross is an Interested Trustee because of his employment by SSgA Funds Management, Inc., an affiliate of the Trust.

                                                                                        NUMBER OF FUNDS
NAME, ADDRESS, AND         POSITION(S)     TERM OF OFFICE                               IN FUND COMPLEX
DATE OF BIRTH                 HELD          AND LENGTH OF      PRINCIPAL OCCUPATION       OVERSEEN BY        OTHER DIRECTORSHIPS
("DOB")                     WITH TRUST       TIME SERVED      DURING PAST FIVE YEARS       TRUSTEE*            HELD BY TRUSTEE
--------------------     --------------   ----------------   ------------------------   ---------------   --------------------------
Officers: (continued)

Julie Piatelli           Chief            Term: Indefinite   Principal and              --                --
SSgA Funds               Compliance       Elected: 7/07      Senior Compliance
Management, Inc.         Officer                             and Risk Management
State Street Financial                                       Officer, SSgA Funds
Center                                                       Management, Inc.
One Lincoln Street                                           (2004- present),
Boston, MA 02111                                             Vice President
                                                             State Street Global
DOB: 1967                                                    Advisors
                                                             (2004-present).

Nancy L. Conlin          Secretary        Term: Indefinite   Vice President and         --                --
State Street Bank                         Elected: 2/09      Managing Counsel,
and Trust Company                                            State Street Bank
2 Avenue de Lafayette                                        and Trust Company
Boston, MA 02111                                             (2007--present);
                                                             General Counsel,
DOB: 1953                                                    Plymouth Rock
                                                             Companies (2004-
                                                             2007).

Brian C. Poole           Assistant        Term: Indefinite   Vice President and         --                --
State Street Bank        Secretary        Elected 9/08       Counsel (2008 --
and Trust Company                                            present) and
4 Copley Place,                                              Associate Counsel
5th Floor                                                    (2004 -- 2007),
Boston, MA 02116                                             State Street Bank
                                                             and Trust Company
DOB: 1971                                                    (formerly Investors
                                                             Bank and Trust
                                                             Company); Legal
                                                             Product Manager,
                                                             Fidelity
                                                             Investments (2000
                                                             -- 2004).

* The "Fund Complex" consists of eleven series of the Trust and eleven series of State Street Institutional Investment Trust.

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling (toll free) 877-521-4083.

TRUSTEES
Michael F. Holland
William L. Boyan
Rina K. Spence
Douglas T. Williams
James E. Ross

INVESTMENT ADVISER
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111

CUSTODIAN
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111

ADMINISTRATOR
State Street Bank and Trust Company
801 Pennsylvania Avenue
Kansas City, MO 64105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

LEGAL COUNSEL
Ropes & Gray LLP
One International Place
Boston, MA 02110

TRANSFER AGENT
ALPS Fund Services, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

DISTRIBUTOR
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

INVESTORS SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND CAREFULLY BEFORE INVESTING. A PROSPECTUS WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND CAN BE OBTAINED BY CALLING 1-877-521-4083, OR BY TALKING TO YOUR FINANCIAL ADVISOR. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

STATE STREET INSTITUTIONAL SHORT-TERM TAX EXEMPT BOND FUND
State Street Bank and Trust Company
P.O Box 5049
Boston, MA 02206

                       STATE STREET SHORT-TERM TAX EXEMPT
                                 BOND PORTFOLIO
        (FORMERLY STATE STREET TAX FREE LIMITED DURATION BOND PORTFOLIO)

                                  ANNUAL REPORT

                                DECEMBER 31, 2008

STATE STREET SHORT-TERM TAX EXEMPT BOND PORTFOLIO

The State Street Short-Term Tax Exempt Bond Portfolio (the "Portfolio") seeks to provide federally tax-exempt current income and liquidity. The Portfolio is benchmarked to the Barclays Capital Municipal 1 Year Index ("the "Index").

For the 12-month period ended December 31, 2008 (the "Reporting Period"), the total return for the Portfolio was 2.93%, and the total return for the Index was 4.56%. The Portfolio and Index returns reflect the reinvestment of dividends and other income. The Portfolio's performance reflects the expenses of managing the Portfolio, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

Calendar year 2008 proved to be one like no other for the municipal market. The market faced and endured numerous shocks and volatility spikes. Annualized volatility for high grade municipals of 10 year maturity doubled in 2008. The result was similar for longer bonds and even more pronounced on the short end of the yield curve. The first shock to hit the market was the fallout from the deterioration of the monoline bond insurers. When it first became questionable whether the major insurers could maintain their AAA ratings and some of the smaller insurers experienced downgrades, the auction mechanism for auction rate securities ("ARSs") began to fail. The resulting supply of ARS overwhelmed dealer desks and their interest rates spiked to attract buyers. Shortly thereafter, variable rate demand notes ("VRDNs") experienced a similar fate. Many VRDNs are derivatives of longer bonds, which are put into a trust wrapped with bond insurance. When insurance became questionable, the short rates on the VRDNs spiked and the long coupons were not adequate to cover the new rate. The VRDNs with the weakest insurance "wraps" were shunned by money funds. When money funds would not buy the short bonds, many of the derivative structures collapsed, thereby forcing large volumes of long bonds into the market causing their prices to decline as these structures were unwound.. The stress first experienced on the short end of the curve migrated to longer bonds and yields pushed higher. This was devastating for investors who had leveraged long positions in municipals. Massive unwinds of these positions caused many hedge funds and arbitrageurs to fold.

The savior of the market this year has been the retail investor. Individuals have filled the buying void as well as they possibly could. Enticed by the high yields, individuals entered during periods of stress to pick up bargains. Retail investors provided much needed demand and the municipal market fluctuated between periods of intense sell-offs followed by strong rallies. The second major shock that took out the lows experienced during February was the Lehman Brothers bankruptcy and the government takeover of AIG. These shocks caused a major taxable money market fund to "break the buck," triggering a flight to quality in the Treasury market and taking most non-Treasury markets down. Municipals were no exception, and forced selling from leveraged accounts and mutual funds ensued. Finally, the biggest event of the fourth quarter was collateral calls received by the mutual funds, which forced many funds to liquidate positions.

The market exhibited a similar pattern all year-an event would trigger a big sell off, retail investors would gradually provide support, and then markets would rally and stabilize. A new triggering event would occur, and the process would repeat itself. Another pattern experienced in 2008 was the movement toward a progressively steeper yield curve as the year wore on. January opened with spreads between 2 and 30 year maturities of 134 basis points. This spread widened during much of the year, peaking in mid-December at 371 basis points and closing the year at 317 basis points. A third consistent trend was the widening of credit spreads. As investors were burned by ARSs, the credit of monoline bond insurers deteriorated, and markets became more illiquid, investor confidence faded. The lack of confidence stimulated demand for only the highest of quality bonds. Ten-year spreads between AAA and BBB debt widened from 87 basis points in January to 312 basis points by year end.

The returns of the underlying components of the Barclay's Capital Municipal 1 Year Index*, which reflects the overall municipal bond market, demonstrated the volatility and disparity of returns due to sector, yield curve and credit quality over the course of the year:

Municipal Bond Index                                           -2.47%
5 Year Index                                                    5.78%
Long Bond Index                                               -14.68%
General Obligation Index                                        1.50%
Revenue Bond Index                                             -6.31%
Pre-refunded Index                                              6.78%
Industrial Development/Pollution Control (includes tobacco)   -23.51%
Water and Sewer Index                                          -0.86%
Hospital Index                                                -12.34%
AAA Rated Index                                                 1.61%
BBB Rated Index                                               -21.33%

* The Portfolio changed it's benchmark during the year from the IMoneyNet MFR Tax-Free Index to the Barclay's Capital Municipal 1 Year Index. The Portfolio believes that the Barclays Capital Municipal 1 Year Index (1) provides a better comparison against the broad market of securities in which the Portfolio investments, and (2) contains securities with an average duration that more closely reflected the Portfolio's shift toward a longer-duration portfolio.

In 2008 individual credit, or what you owned, and maturity, or what portion of the curve you owned it, had a tremendous impact on total return. Effects of the slowing economy are beginning to be felt by municipalities. Deficit projections are widening for States. While only a few municipalities have entered or are close to bankruptcy, the credit pressures are building on all municipalities and will likely be the central theme of 2009. States are lining up for federal government relief and the municipal credit story is evolving.

With the flatness of the municipal yield curve through much of 2007, the Portfolio maintained a very short duration. In 2008, the Portfolio used opportunities in the markets to extend duration, pick up yield, and become more closely aligned with characteristics of the Index. The best performing sub-sector of the municipal market was pre-refunded bonds. The Portfolio was underweight in this sub-sector. General obligation bonds were the next best performing sub-sector, where the Portfolio held an overweighting thereby contributing to Portfolio returns. At year end the Portfolio is of similar credit quality and duration to its benchmark.

The views expressed above reflect those of the Portfolio's portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Investment decisions for any mutual fund are made based upon a variety of factors; therefore this discussion should not be relied on as an indication of the investment decisions for any fund managed by the Adviser.

STATE STREET SHORT-TERM TAX EXEMPT BOND PORTFOLIO

GROWTH OF A $10,000 INVESTMENT (a)

                               (PERFORMANCE GRAPH)

            State Street        iMoney Net      Barclays Capital
             Short-Term     Tax-Free National        1-Year
             Tax Exempt       Institutional         Municipal
           Bond Portfolio        Average           Bond Index
           --------------   -----------------   ----------------
  2/7/07       10,000             10,000             10,000
 3/31/07       10,053             10,053             10,072
 6/30/07       10,143             10,138             10,138
 9/30/07       10,240             10,224             10,274
12/31/07       10,333             10,305             10,418
 3/31/08       10,421             10,367             10,597
 6/30/08       10,425             10,414             10,639
 9/30/08       10,482             10,467             10,705
12/31/08       10,648             10,512             10,892

                            INVESTMENT PERFORMANCE (A)

                    For the Fiscal Year Ended December 31, 2008

                                             Total Return      Total Return
                                             for the Year   Average Annualized
                                                 Ended      Since Commencement
                                             December 31,      of Operations
                                                 2008       (February 7, 2007)
                                             ------------   ------------------
State Street Short-Term Tax Exempt
   Bond Portfolio                                3.04%             3.36%
iMoney Net Tax-Free National Institutional       2.01%             2.64%
   Average (b)
Barclays Capital 1-Year Municipal                4.56%             4.62%
   Bond Index (c)

(a) Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor's share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower.

(b) The iMoney Net Tax-Free National Institutional Average is an aveage that consists of all national tax-free and municipal institutional funds. Portfolio Holdings of tax-free funds include rated and unrated demand notes, rated and unrated general market notes, commercial paper, put bonds
     - 6 months & less, put bonds - over 6 months, AMT paper, and other tax-free holdings. It is not possible to invest directly in an average.

(c) Barclays Capital 1-Year Municipal Bond Index: A total return benchmark designed for tax-exempt assets. The index includes bonds with a minimum credit rating of BAA3, are issued as part of a deal of at least $50 million, have an amount outstanding of at least $5 million, have maturities of 1 to 2-years, and have been issued after December 31, 1990.

The Portfolio changed it's benchmark during the year from the iMoney Net Tax-Free Index to the Barclay's Capital Municipal 1 Year Index. The Portfolio believes that the Barclays Capital Municipal 1 Year Index (1) provides a better comparison against the broad market of securities in which the Portfolio invests, and (2) contains securities with an average duration that more closely reflected the Portfolio's shift toward a longer-duration portfolio.

STATE STREET INSTITUTIONAL SHORT-TERM TAX EXEMPT BOND PORTFOLIO

EXPENSE EXAMPLE

As a shareholder of the State Street Short-Term Tax Exempt Bond Portfolio (the "Portfolio"), you incur ongoing costs, which include costs for portfolio management and administrative services, among others. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2008 to December 31, 2008.

The table below illustrates your Portfolio's costs in two ways:

     - BASED ON ACTUAL FUND RETURN. This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

          To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading "Expenses Paid During Period".

     - BASED ON HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case- because the return used is not the Portfolio's actual return- the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended December 31, 2008

                        BEGINNING           ENDING        EXPENSES PAID
                      ACCOUNT VALUE     ACCOUNT VALUE         DURING
                       JULY 1, 2008   DECEMBER 31, 2008      PERIOD*
                      -------------   -----------------   -------------
BASED ON ACTUAL
   PORTFOLIO RETURN     $1,000.00         $1,021.30           $0.51
BASED ON
   HYPOTHETICAL (5%
   RETURN BEFORE        $1,000.00         $1,024.63           $0.51
   EXPENSES)

* The calculations are based on expenses incurred in the most recent six month period of the Portfolio. The Portfolio's annualized average weighted expense ratio as of December 31, 2008 was 0.10%. The dollar amounts shown as "Expenses Paid" are equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

STATE STREET SHORT-TERM TAX EXEMPT BOND PORTFOLIO PORTFOLIO STATISTICS
(UNAUDITED)

PORTFOLIO COMPOSITION*               DECEMBER 31, 2008
----------------------               -----------------
General Obligations                       36.8%
General Obligation State                  14.2
Pre Refunded/Escrow to Maturity           14.0
Miscellaneous Revenue                     11.8
Money Market Fund                         10.0
Lease                                      3.6
Water & Sewer                              3.5
Hospital                                   2.1
Higher Education                           2.0
Water Revenue                              1.2
Transportation Revenue                     0.8
                                         -----
TOTAL                                    100.0%
                                         =====

MATURITY LADDER*                     DECEMBER 31, 2008
----------------                     -----------------
Less than 1 year                          22.4%
1-2 years                                 53.6
2-3 years                                 24.0
                                         -----
TOTAL                                    100.0%
                                         =====

*    The Portfolio's composition will vary over time.

                STATE STREET SHORT-TERM TAX EXEMPT BOND PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                                DECEMBER 31, 2008

                                                                                                       DATE
                                                                                 PRINCIPAL    RATE      OF          VALUE
                                                                                  AMOUNT       %     MATURITY         $
                                                                               ------------  -----  ----------  ------------
TAX-EXEMPT OBLIGATIONS -- 88.8%
ALABAMA -- 1.4%
   City of Huntsville GO Unlimited, Ref-WTS, Series A, INS: FSA                   1,000,000  5.400  02/01/2010     1,038,490
   State of Alabama, Parks System Improvement Corp., Series C, GO Unlimited         350,000  5.250  06/01/2009       355,961
                                                                                                                ------------
                                                                                                                   1,394,451
                                                                                                                ------------
ALASKA -- 7.8%
   City of Anchorage GO Unlimited, Series B, INS: MBIA                            3,000,000  5.250  07/01/2010     3,137,550
   Juneau City & Boro GO Unlimited, Sch, Series A                                 2,660,000  4.000  06/01/2011     2,762,543
   North Slope Boro GO Unlimited, Cap Appreciation, Series B, INS: MBIA (a)       2,000,000  5.110  06/30/2009     1,978,960
                                                                                                                ------------
                                                                                                                   7,879,053
                                                                                                                ------------
ARIZONA -- 7.0%
   City of Casa Grande Arizona, GO Unlimited, INS: FSA                            1,000,000  3.500  07/01/2010     1,015,230
   Maricopa County Arizona School District No 11, Peoria, GO Unlimited, INS:
      FSA                                                                         2,250,000  3.000  07/01/2010     2,271,240
   Maricopa County Arizona School District No 66, Roosevelt Elementary,
      Series A, GO Unlimited, INS: FSA                                            2,380,000  4.000  07/01/2010     2,428,266
   Pinal County Union High School District No 82 Casa Grande GO Unlimited,
      School Improvement - Project of 2006, Series B                              1,300,000  4.000  07/01/2010     1,326,741
                                                                                                                ------------
                                                                                                                   7,041,477
                                                                                                                ------------
CALIFORNIA -- 2.5%
   California State Economic Recovery, Series A, GO Unlimited                     1,000,000  5.000  01/01/2011     1,045,370
   Golden Empire Schools Financing Authority California Lease Revenue Bonds,
      Kern High School District                                                   1,500,000  4.000  05/01/2010     1,524,285
                                                                                                                ------------
                                                                                                                   2,569,655
                                                                                                                ------------
COLORADO -- 1.1%
   Central Platte Valley Metropolitan District, Series A, GO Unlimited,
      LOC: BNP Paribas (b)                                                        1,110,000  5.000  12/01/2009     1,138,005
                                                                                                                ------------
DELAWARE -- 1.1%
   Delaware River & Bay Authority Revenue Bonds, Series A, INS: AMBAC (c)         1,000,000  5.750  01/01/2010     1,057,620
                                                                                                                ------------
GEORGIA -- 4.1%
   Macon Water Authority & Sewage Revenue Bonds, REF                                980,000  4.000  10/01/2010     1,013,428
   State of Georgia, Series B, GO Unlimited                                       3,000,000  5.000  07/01/2010     3,152,820
                                                                                                                ------------
                                                                                                                   4,166,248
                                                                                                                ------------
ILLINOIS -- 2.5%
   Chicago Illinois Park District, Personal Property Replacement, Series D,
      GO Unlimited                                                                1,000,000  5.000  01/01/2011     1,055,720
   State of Illinois, First Series, GO Unlimited, INS: FSA                          400,000  5.250  04/01/2009       403,460
   State of Illinois, First Series, GO Unlimited, INS: FSA                        1,075,000  5.250  05/01/2010     1,115,947
                                                                                                                ------------
                                                                                                                   2,575,127
                                                                                                                ------------
INDIANA -- 1.1%
   Indiana Bond Bank Revenue Bonds, SPL Program, Series A, INS: AMBAC (c)         1,000,000  6.125  02/01/2010     1,061,710
                                                                                                                ------------

               STATE STREET SHORT-TERM TAX EXEMPT BOND PORTFOLIO
                     PORTFOLIO OF INVESTMENTS - (CONTINUED)
                               DECEMBER 31, 2008

                                                                                                       DATE
                                                                                 PRINCIPAL    RATE      OF          VALUE
                                                                                  AMOUNT       %     MATURITY         $
                                                                               ------------  -----  ----------  ------------
MARYLAND -- 4.0%
   Baltimore County Maryland, Construction Public Improvement, GO Unlimited       1,170,000  5.250  09/01/2010     1,238,176
   Maryland Health & Higher Educational Facilities Authority Revenue Bonds,
      University of Maryland Medical Systems, Series F                              310,000  4.000  07/01/2010       310,043
   Washington Suburban Sanitation District Maryland, Sewage Disposal,
      GO Unlimited                                                                2,400,000  5.000  06/01/2010     2,517,504
                                                                                                                ------------
                                                                                                                   4,065,723
                                                                                                                ------------
MASSACHUSETTS -- 2.4%
   Commonwealth of Massachusetts, Series E, GO Limited                            1,230,000  5.500  01/01/2010     1,282,312
   Massachusetts State HEFA Revenue Bonds, New England Medical Center
      Hospital, Series H, INS: FGIC                                               1,160,000  5.000  05/15/2009     1,174,338
                                                                                                                ------------
                                                                                                                   2,456,650
                                                                                                                ------------
MICHIGAN -- 1.2%
   Grand Rapids Michigan Community College, GO Limited, INS: FSA                  1,225,000  5.000  05/01/2009     1,240,166
                                                                                                                ------------
NEVADA -- 7.3%
   Clark County Nevada, Bond Bank, GO Limited, INS: FGIC (c)                      2,000,000  5.000  06/01/2011     2,157,660
   Clark County School District GO Limited, Limited Tax-Building, Series A        2,700,000  5.000  06/15/2010     2,808,621
   State of Nevada, Capital Improvement and Cultural Affairs, Series A,
      GO Limited (c)                                                              1,180,000  5.500  03/01/2010     1,238,174
   Truckee Meadows Nevada Water Authority Revenue Bonds, Series A, INS: FSA       1,180,000  5.500  07/01/2009     1,201,960
                                                                                                                ------------
                                                                                                                   7,406,415
                                                                                                                ------------
NEW JERSEY -- 2.8%
   New Jersey EDA Revenue Bonds, School Facilities Construction, Series Y           850,000  5.000  09/01/2010       881,085
   New Jersey State Educational Facilities Authority Revenue Bonds,
      Higher Education Cap Improvement, Series B (c)                              1,850,000  5.000  09/01/2010     1,951,213
                                                                                                                ------------
                                                                                                                   2,832,298
                                                                                                                ------------
NEW MEXICO -- 1.5%
   State of New Mexico Severance Tax Revenue Bonds, Series A-2                    1,500,000  3.000  07/01/2010     1,518,105
                                                                                                                ------------
NEW YORK -- 9.2%
   City of New York GO Unlimited, Subseries B-1                                   2,000,000  4.000  09/01/2011     2,051,600
   City of New York, Series F, GO Unlimited                                       1,000,000  5.000  08/01/2010     1,036,810
   Nassau County GO Unlimited, Improvement, Series F, INS: FSA                      500,000  6.500  03/01/2019       528,275
   Nassau County GO Unlimited, Improvement, Series F, INS: FSA                      500,000  6.500  03/01/2020       528,275
   New York City Transitional Finance Authority Aid Revenue Bonds,
      Series S-2, INS: State Aid Withholding                                      1,500,000  5.000  01/15/2011     1,573,890
   New York State Thruway Authority Service Contract Revenue Bonds,
      Bridge Service Contract                                                       750,000  3.000  04/01/2010       760,297
   New York State Urban Development Corporation Revenue Bonds, State Personal
      Income Tax, Series A1                                                         500,000  5.000  12/15/2009       519,560
   Tobacco Settlement Financing Authority Revenue Bonds, Asset Backed,
      Series B                                                                    2,290,000  5.000  06/01/2010     2,349,838
                                                                                                                ------------
                                                                                                                   9,348,545
                                                                                                                ------------

                       See Notes to Financial Statements.

                STATE STREET SHORT-TERM TAX EXEMPT BOND PORTFOLIO
                     PORTFOLIO OF INVESTMENTS - (CONTINUED)
                                DECEMBER 31, 2008

                                                                                                       DATE
                                                                                 PRINCIPAL    RATE      OF          VALUE
                                                                                  AMOUNT       %     MATURITY         $
                                                                               ------------  -----  ----------  ------------
NORTH CAROLINA -- 3.9%
   Mecklenburg County North Carolina, Public Improvement, Series A,
      GO Unlimited                                                                2,305,000  4.500  04/01/2011     2,433,965
   State of North Carolina, Public Improvement, Series B, GO Unlimited            1,500,000  4.000  04/01/2010     1,549,110
                                                                                                                ------------
                                                                                                                   3,983,075
                                                                                                                ------------
OHIO -- 2.1%
   Ohio State Building Authority Revenue Bonds, State Facilities
      Administration Building, Series A, INS: FSA                                 1,020,000  5.250  10/01/2009     1,050,620
   State of Ohio Revenue Bonds, Higher Education Facilities, Series II-A          1,000,000  5.000  12/01/2010     1,053,990
                                                                                                                ------------
                                                                                                                   2,104,610
                                                                                                                ------------
OKLAHOMA -- 1.0%
   Oklahoma State Capital Improvement Authority State Facilities Revenue
      Bonds, Higher Education Projects, Series F, INS: AMBAC                      1,000,000  3.750  07/01/2009     1,009,300
                                                                                                                ------------
OREGON -- 1.5%
   Portland Oregon Community College District, GO Unlimited                       1,545,000  3.000  07/01/2009     1,559,569
                                                                                                                ------------
PENNSYLVANIA -- 3.2%
   Allegheny County Pennsylvania HDA Revenue Bonds, University of Pittsburgh
      Medical Center, Series B                                                    1,000,000  5.000  06/15/2011     1,018,590
   Lehigh County Pennsylvania General Purpose Hospital Revenue Bonds,
      Lehigh Valley Health Network, Series A, INS: FSA                              800,000  4.000  07/01/2010       818,928
   Pennsylvania State, GO Unlimited                                               1,325,000  5.250  02/01/2010     1,381,842
                                                                                                                ------------
                                                                                                                   3,219,360
                                                                                                                ------------
TENNESSEE -- 1.0%
   Metropolitan Government Nashville & Davidson County Tennessee, Series A,
      GO Unlimited                                                                1,000,000  5.000  01/01/2010     1,036,640
                                                                                                                ------------
TEXAS -- 4.1%
   City of Austin Texas, Public Property Financial Contractual, GO Limited        1,000,000  5.000  09/01/2010     1,050,180
   Texas A&M University Revenue Bonds, Financing System                           1,000,000  3.700  05/15/2011     1,036,370
   Texas State Public Finance Authority Revenue Bonds, INS: FGIC                  1,955,000  4.000  02/01/2011     2,027,804
                                                                                                                ------------
                                                                                                                   4,114,354
                                                                                                                ------------
VIRGINIA -- 6.9%
   Chesterfield County Virginia, Public Improvement, GO Unlimited                 2,255,000  4.000  01/01/2010     2,324,161
   Commonwealth of Virginia, Series B, GO Unlimited                               1,655,000  5.000  06/01/2011     1,772,902
   Virginia College Building Authority Virginia Educational Facilities
      Revenue Bonds, 21st Century College, Series B                               1,450,000  5.000  02/01/2010     1,509,001
   Virginia State Public School Authority Revenue Bonds, Series VII               1,290,000  5.000  04/15/2011     1,374,714
                                                                                                                ------------
                                                                                                                   6,980,778
                                                                                                                ------------
WASHINGTON -- 2.4%
   Tacoma Washington Electrical Systems Revenue Bonds, Series A, INS: FSA (c)     1,500,000  5.750  01/01/2011     1,634,505
   Whatcom County Washington School District No 506 Nooksack Valley,
      GO Unlimited, INS: School Building Guaranty                                   815,000  4.000  12/01/2009       836,915
                                                                                                                ------------
                                                                                                                   2,471,420
                                                                                                                ------------

                       See Notes to Financial Statements.

                STATE STREET SHORT-TERM TAX EXEMPT BOND PORTFOLIO
                     PORTFOLIO OF INVESTMENTS - (CONTINUED)
                                DECEMBER 31, 2008

                                                                                                       DATE
                                                                                 PRINCIPAL    RATE      OF          VALUE
                                                                                  AMOUNT       %     MATURITY         $
                                                                               ------------  -----  ----------  ------------
WISCONSIN -- 5.7%
   City of Milwaukee GO Unlimited, Corp Purpose, Series R (c)                     2,500,000  5.625  09/01/2010     2,662,150
   South Milwaukee Wisconsin Promissory Notes, GO Unlimited, INS: MBIA            1,000,000  4.375  06/01/2010     1,027,760
   State of Wisconsin GO Unlimited, Series C                                      2,000,000  4.000  05/01/2011     2,075,400
                                                                                                                ------------
                                                                                                                   5,765,310
                                                                                                                ------------
TOTAL TAX-EXEMPT OBLIGATIONS
(Cost $89,392,641)                                                                                                89,995,664
                                                                                                                ------------
MONEY MARKET FUND -- 10.0%                                                         SHARES
   State Street Institutional Tax Free Money Market Fund (at net asset          -----------
      value) (d)                                                                 10,110,420                       10,110,420
                                                                                                                ------------
Total MONEY MARKET FUND
(Cost $10,110,420)                                                                                                10,110,420
                                                                                                                ------------
TOTAL INVESTMENTS+ -- 98.8%
(COST $99,503,061)                                                                                               100,106,084
OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.2%                                                                      1,223,812
                                                                                                                ------------
NET ASSETS -- 100.0%                                                                                            $101,329,896
                                                                                                                ============

(a)  Zero-coupon bond - Interest rate represents current yield to maturity.

(b) Floating Rate Note- Interest rate shown is rate in effect at December 31, 2008.

(c)  Date shown is pre-refunded date.

(d)  Affiliated issuer. See table that follows for more information.

+    See Note 2 of the Notes to Financial Statements

ACRONYM NAME
AMBAC   American Municipal Bond Assurance Corporation
EDA     Economic Development Authority
FGIC    Financial Guaranty Insurance Company
FSA     Financial Security Assurance
GO      General Obligation
HDA     Hospital Development Authority
HEFA    Health and Educational Facilities Authority
INS     Insured
MBIA    Municipal Bond Investors Assurance

AFFILIATE TABLE

Certain investments made by the Portfolio were made in mutual funds affiliated with State Street and SSgA FM. The market value of this investment at December 31, 2008 is listed in the Portfolio of Investments.

                                                                                                    Income earned
                 Number of    Shares purchased for  Shares sold for                                   for the 12
Security        shares held    the 12 months ended   the 12 months   Number of shares    Value at    months ended
Description    at 12/31/2007        12/31/08         ended 12/31/08  held at 12/31/08    12/31/08      12/31/08
-------------  -------------  --------------------  ---------------  ----------------  -----------  -------------
State Street
Institutional
Tax Free
Money Market
Fund             2,410,373         75,596,884          67,896,837       10,110,420     $10,110,420    $121,990

                       See Notes to Financial Statements.

STATE STREET SHORT-TERM TAX EXEMPT BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2008

ASSETS
Investments in unaffiliated issuers, at market (identified cost $89,392,641)   $ 89,995,664
Investments in non-controlled affiliates at market (cost $10,110,420)
   (Note 4)                                                                      10,110,420
                                                                               ------------
   Total investmenst at market (identified cost $99,503,061)                    100,106,084
Receivables:
   Interest receivable                                                            1,248,277
   Dividend receivable from non- controlled affiliates (Note 4)                      11,052
   Receivable from adviser (Note 4)                                                   7,819
   Prepaid expenses                                                                   2,068
                                                                               ------------
      Total assets                                                              101,375,300
LIABILITIES
Payables:
   Management fee (Note 4)                                                            8,595
   Administration and custody fees (Note 4)                                           1,743
   Professional fees                                                                 32,759
   Accrued expenses and other liabilities                                             2,307
                                                                               ------------
      Total Liabilities                                                              45,404
                                                                               ------------
NET ASSETS                                                                     $101,329,896
                                                                               ============

                       See Notes to Financial Statements.

STATE STREET SHORT-TERM TAX EXEMPT BOND PORTFOLIO

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2008

INVESTMENT INCOME
   Interest                                                                    $  1,618,815
   Dividends - non-controlled affiliated issuer                                     121,990
                                                                               ------------
      Total Investment Income                                                     1,740,805
                                                                               ============
EXPENSES
   Management fees (Note 4)                                                          68,643
   Professional fees                                                                 49,595
   Administration and custody fees (Note 4)                                          13,936
   Trustees' fees (Note 5)                                                           11,927
   Printing fees                                                                      2,913
   Other expenses                                                                     7,660
                                                                               ------------
      Total Expenses                                                                154,674
   Less: Fee waivers/reimbursements by investment adviser (Note 4)                  (86,031)
                                                                               ------------
      Total Net Expenses                                                             68,643
                                                                               ------------
NET INVESTMENT INCOME                                                          $  1,672,162
REALIZED AND UNREALIZED GAIN
Net change in net unrealized appreciation (depreciation) on investments             577,705
                                                                               ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                           $  2,249,867
                                                                               ============

                       See Notes to Financial Statements.

STATE STREET SHORT-TERM TAX EXEMPT BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

                                                                              For the             For the
                                                                            Year Ended         Period Ended
                                                                         December 31, 2008   December 31, 2007*
                                                                         -----------------   ------------------
INCREASE IN NET ASSETS FROM:
OPERATIONS
   Net investment income                                                   $  1,672,162         $ 1,149,525
   Change in net unrealized appreciation (depreciation) of investments          577,705              25,318
                                                                           ------------         -----------
      Net increase in net assets resulting from operations                    2,249,867           1,174,843
                                                                           ------------         -----------
CAPITAL TRANSACTIONS
   Proceeds from contributions                                               60,026,469          39,422,181
   Fair value of withdrawals                                                 (1,413,816)           (129,648)
                                                                           ------------         -----------
      Net increase in net assets from capital transactions                   58,612,653          39,292,533
                                                                           ------------         -----------
TOTAL NET INCREASE IN NET ASSETS                                             60,862,520          40,467,376
NET ASSETS
Beginning of period                                                          40,467,376                  --
                                                                           ------------         -----------
End of period                                                              $101,329,896         $40,467,376
                                                                           ============         ===========

*    The Portfolio commenced operations on February 7, 2007.

                       See Notes to Financial Statements.

STATE STREET SHORT-TERM TAX EXEMPT BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

The following table includes selected supplemental data and ratios to average net assets:

                                        YEAR         PERIOD
                                        ENDED        ENDED
                                     12/31/2008   12/31/2007*
                                     ----------   -----------
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period (000s)   $101,330    $40,467
   Ratios to average net assets:
      Gross operating expenses            0.23%      0.35% **
      Net operating expenses              0.10%      0.10% **
      Net investment income               2.44%      3.58% **
   Portfolio turnover rate               88.99%     31.18% ***
   Total return (a)                       3.04%      3.33%

----------
*    The Portfolio commenced operations on February 7, 2007.

**   Annualized.

***  Not annualized.

(a) Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.

                       See Notes to Financial Statements.

STATE STREET SHORT-TERM TAX EXEMPT BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2008

1. ORGANIZATION

The State Street Master Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and was organized as a business trust under the laws of The Commonwealth of Massachusetts on July 27, 1999. The Trust comprises eleven investment portfolios: the State Street Equity 500 Index Portfolio, the State Street Equity 400 Index Portfolio, the State Street Equity 2000 Index Portfolio, the State Street Aggregate Bond Index Portfolio, the State Street Money Market Portfolio, the State Street Tax Free Money Market Portfolio, the State Street Short-Term Tax Exempt Bond Portfolio (formerly State Street Tax Free Limited Duration Bond Portfolio), the State Street Limited Duration Bond Portfolio, the State Street Treasury Money Market Portfolio, the State Street Treasury Plus Money Market Portfolio and the State Street U.S. Government Money Market Portfolio. Information presented in these financial statements pertains only to the State Street Short-Term Tax Exempt Bond Portfolio (the "Portfolio"). The Portfolio commenced operations on February 7, 2007. At December 31, 2008, only the Portfolio, the State Street Equity 500 Index Portfolio, the State Street Money Market Portfolio, the State Street Tax Free Money Market Portfolio, the State Street Treasury Money Market Portfolio, the State Street Treasury Plus Portfolio and the State Street U.S. Government Money Market Portfolio were in operation. The Portfolio is authorized to issue an unlimited number of non-transferable beneficial interests.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

SECURITY VALUATION: The Portfolio's investments are valued each business day by independent pricing services. Fixed-income securities are valued on the basis of the closing bid price. Investments in other mutual funds are valued at the net asset value per share. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. In accordance with FAS 157, fair value is defined as the price that the portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio's investments. FAS 157 established a three tier hierarchy of inputs to establish a classification of fair value measurements and disclosure. The three tier hierarchy of inputs is summarized below:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2008, in valuing the Portfolio's assets carried at fair value:

STATE STREET SHORT-TERM TAX EXEMPT BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2008

                              INVESTMENTS IN
VALUATION INPUTS                SECURITIES
----------------              --------------
Level 1 - Quoted Prices        $         --
                               ------------
Level 2 - Other Significant
   Observable Inputs            100,106,084
                               ------------
Level 3 - Significant
   Unobservable Inputs                   --
                               ------------
   TOTAL                       $100,106,084
                               ------------

SECURITIES TRANSACTIONS, INVESTMENT INCOME AND EXPENSES: Securities transactions are recorded on a trade date basis for financial statement purposes. Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the basis of identified cost. Expenses are accrued daily based on average daily net assets.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio based on each partner's daily ownership percentage.

FEDERAL INCOME TAXES: The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, dividends, gains and losses of the Portfolio are deemed to have been "passed through" to the Portfolio's partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

The Portfolio has reviewed the tax positions for open years as of December 31, 2008, and determined did not have a liability for any unrecognized tax expenses. The Portfolio recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2008, tax years since inception through 2008 remain subject to examination by the portfolio's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

USE OF ESTIMATES: The Portfolio's financial statements are prepared in accordance with U.S. generally accepted accounting principles which require the use of management estimates. Actual results could differ from those estimates.

3. SECURITIES TRANSACTIONS

For the year ended December 31, 2008, purchases and sales of investment securities, excluding short-term investments, futures contracts, and in-kind contributions and withdrawals, aggregated to $108,465,044 and $55,907,500, respectively.

At December 31, 2008, the book cost of investments was $99,503,061 which approximates cost computed on a federal tax basis. The aggregate gross unrealized appreciation and gross unrealized depreciation was $673,255 and $70,232, respectively, resulting in net appreciation of $603,023 for all securities as computed on a federal income tax basis.

4. RELATED PARTY FEES

The Portfolio has entered into an investment advisory agreement with SSgA Funds Management, Inc. ("SSgA FM" or the "Adviser") a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company ("State Street"). The Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser's services as investment adviser, the Portfolio pays the Adviser an annual fee of 0.10% of the Portfolio's average daily net assets. The Adviser has contractually agreed to cap the total operating expenses of the Portfolio at 0.10% of the Portfolio's average daily net assets until April 30, 2009. For the year ended December 31, 2008, SSgA FM reimbursed the Portfolio $86,031 under this agreement.

State Street is the administrator, custodian and transfer agent for the Portfolio. In compensation for State Street's services as administrator, custodian and transfer agent, the Trust pays State Street an annual fee, which is accrued daily at the applicable

STATE STREET SHORT-TERM TAX EXEMPT BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2008

fee rate described below and payable monthly, of the following annual percentages of the Trust's average aggregate daily net assets during the month as follows:

                                      Annual percentage
                                    of average aggregate
Asset Levels                           daily net assets
------------                        --------------------
First $400 Million                            0.03%
Thereafter                                    0.02
Minimum annual fee for the trust:         $150,000

5. TRUSTEES' FEES

The Trust pays each trustee who is not an officer or employee of SSgA FM or State Street $2,500 for each meeting of the Board of Trustees and an additional $500 for each telephonic meeting attended. The Trust also pays each trustee an annual retainer of $30,000. Each trustee is reimbursed for out-of-pocket and travel expenses.

6. INDEMNIFICATIONS

The Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims against the Trust. Management does not expect any significant claims.

7. NEW ACCOUNTING PRONOUNCEMENTS

On March 19, 2008, the FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("FAS 161"). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and believes the impact of adopting FAS 161 will be limited to additional disclosures.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of State Street Master Funds and
Owners of Beneficial Interest of State Street Tax Short-Term Tax Exempt Bond
Portfolio:

We have audited the accompanying statement of assets and liabilities of the State Street Short-Term Tax Exempt Bond Portfolio (formerly State Street Tax Free Limited Duration Bond Portfolio (one of the portfolios constituting State Street Master Funds) (the "Portfolio"), including the portfolio of investments, as of December 31, 2008, and the related statement of operations for the year then ended, and the statements of changes in net assets and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the State Street Short-Term Tax Exempt Bond Portfolio of State Street Master Funds at December 31, 2008, and the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.


                                        (ERNST & YOUNG LLP)

Boston, Massachusetts
February 23, 2009

STATE STREET SHORT-TERM TAX EXEMPT BOND PORTFOLIO
GENERAL INFORMATION (UNAUDITED)
DECEMBER 31, 2008

PROXY VOTING POLICIES AND PROCEDURES AND RECORD

The Trust has adopted proxy voting procedures relating to portfolio securities held by the Portfolio. A description of the policies and procedures is available
(i) without charge, upon request, by calling (877) 521-4083 or (ii) on the website of the Securities Exchange Commission (the "SEC") at www.sec.gov. Information on how the Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ending June 30 is available by August 31
(i) without charge, upon request, by calling (877) 521-4083 or (ii) on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year (as of March and September of each year) on Form N-Q. The Trust's Forms N-Q are available on the SEC's website at www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (877) 521-4083.

ADVISORY AGREEMENT RENEWAL

The Board of Trustees of the Trust met on November 20, 2008 (the "Meeting") to consider the approval of the investment advisory agreement (the "Advisory Agreement") for the Portfolio. In preparation for considering the Advisory Agreement, the Trustees had thoroughly reviewed the renewal materials provided by the investment adviser, which they had requested through independent counsel. In deciding whether to renew the Advisory Agreement, the Trustees considered various factors, including (i) the nature, extent and quality of the services provided by the SSgA Funds Management, Inc. (the "Adviser") under the Advisory Agreement, (ii) the investment performance of the Portfolio, (iii) the costs to the Adviser of its services and profits realized by the Adviser and its affiliates from their relationship with the Trust, (iv) the extent to which economies of scale would be realized if and as the Trust grows and whether the fee levels in the Advisory Agreement reflect these economies of scale, and (v) any additional benefits to the Adviser from its relationship with the Trust.

In considering the nature, extent and quality of the services provided by the Adviser, the Trustees relied on their prior direct experience as Trustees of the Trust as well as on the materials provided at the Meeting. The Board reviewed the Adviser's responsibilities under the Advisory Agreement and noted the experience and expertise that would be appropriate to expect of an adviser to the Portfolio, which is a short-term bond fund. The Trustees reviewed the background and experience of the Adviser's senior management, including those individuals responsible for the investment and compliance operations relating to the investments of the Portfolio, and the responsibilities of the latter with respect to the Portfolio. They also considered the resources, operational structures and

STATE STREET SHORT-TERM TAX EXEMPT BOND PORTFOLIO
GENERAL INFORMATION (UNAUDITED)
DECEMBER 31, 2008 (CONTINUED)

practices of the Adviser in managing the Portfolio's investments, in monitoring and securing the Portfolio's compliance with its investment objective and policies with respect to its investments and with applicable laws and regulations, and in seeking best execution of portfolio transactions. The Trustees also considered information about the Adviser's overall investment management business, noting that the Adviser manages assets for a variety of institutional investors and that the Adviser and its affiliates had over $1.69 trillion in assets under management as of September 30, 2008, including over $157 billion managed by the Adviser. They reviewed information regarding State Street's business continuity and disaster recovery program. Drawing upon the materials provided and their general knowledge of the business of the Adviser, the Trustees determined that the experience, resources and strength of the Adviser in the management of short-term bond products are exceptional. As discussed more fully below, they also determined that the advisory fee for the Portfolio was fair and reasonable and that its performance and expense ratio were satisfactory. On the basis of this review, the Trustees determined that the nature and extent of the services provided by the Adviser to the Portfolio were appropriate, had been of uniformly high quality, and could be expected to remain so.

The Trustees noted that, in view of the investment objectives of the Portfolio, the investment performance was satisfactory. The Trustees noted that materials provided by Lipper Inc. at the Meeting indicated that the Portfolio's performance had been above average for the Lipper peer group for the reported (one-year and year-to-date) periods ending September 30, 2008. The Board concluded that the performance of the Portfolio was satisfactory.

The Trustees considered the profitability to the Adviser and its affiliate, State Street, of the advisory relationships to the Trust. The Trustees had been provided with data regarding the profitability to the Adviser and its affiliated service providers with respect to the Portfolio individually, and on an aggregate basis, for the year ended June 30, 2008. Having discussed with representatives of the Adviser the methodologies used in computing the costs that formed the bases of the profitability calculations, they concluded that these methodologies were reasonable and turned to the data provided. After discussion and analysis they concluded that, to the extent that the Adviser's and State Street's relationships with the Trust had been profitable to either or both those entities, the profitability was in no case such as to render the advisory fees excessive.

In order better to evaluate the Portfolio's advisory fees, the Trustees had requested comparative information from Lipper Inc. with respect to fees paid by, and expense ratios of, similar funds. The Trustees found that the Portfolio's advisory fees and total expense ratios were lower than the average for its peer group; after discussion, they concluded that the data available provided confirmation of the reasonableness of the Adviser's fee. The Board also considered that to help limit expenses of the Portfolio, the Adviser had reduced its advisory fee or otherwise reimbursed expenses. The Board determined that the Adviser's fees were fair and reasonable.

STATE STREET SHORT-TERM TAX EXEMPT BOND PORTFOLIO
GENERAL INFORMATION (UNAUDITED)
DECEMBER 31, 2008 (CONTINUED)

In considering whether the Adviser benefits in other ways from its relationship with the Trust, the Trustees also considered whether the Adviser's affiliates may benefit from the Trust's relationship with State Street as fund administrator and custodian. They noted that the Adviser utilizes no soft-dollar arrangements in connection with the Portfolio's brokerage transactions. The Trustees concluded that, to the extent that the Adviser or its affiliates derive other benefits from their relationships with the Trust, those benefits are not so significant as to render the Adviser's fees excessive.

The Board also considered the extent to which economies of scale may be realized by the Portfolio as assets grow and whether the Portfolio's fee levels reflect such economies of scale, if any, for the benefit of investors. In considering the matter, the Board determined that, to the extent economies of scale were in fact realized, such economies of scale were shared with the Portfolio by virtue of an advisory fee of a comparatively low level that subsumed economies of scale in the fees itself. The Trustees also recognized, however, that should sustained, substantial asset growth be realized in the future, it might be necessary to consider additional measures.

On the basis of the foregoing discussions and determinations, without any one factor being dispositive, the Board decided to approve the continuance of the Advisory Agreement.

TRUSTEES AND EXECUTIVE OFFICERS (UNAUDITED).

The table below includes information about the Trustees and Executive Officers of the State Street Master Funds, including their:

     -   business addresses and ages;

     -   principal occupations during the past five years; and

     -   other directorships of publicly traded companies or funds.

                                                                                              NUMBER OF
                                                                                                FUNDS
                                                                                               IN FUND
                                                                                               COMPLEX
NAME, ADDRESS,                           TERM OF OFFICE                                        OVERSEEN
AND DATE OF BIRTH        POSITION(S)      AND LENGTH OF           PRINCIPAL OCCUPATION            BY    OTHER DIRECTORSHIPS HELD
("DOB")                HELD WITH TRUST     TIME SERVED           DURING PAST FIVE YEARS        TRUSTEE*        BY TRUSTEE
-----------------      --------------- ------------------ ----------------------------------- --------- ------------------------
INDEPENDENT TRUSTEES

Michael F. Holland     Trustee and     Term: Indefinite   Chairman, Holland & Company L.L.C.  22        Trustee, State Street
Holland & Company,     Chairman of the Elected: 7/99      (investment adviser) (1995 -                  Institutional Investment
LLC                    Board                              present).                                     Trust; Director, the Holland
375 Park Avenue                                                                                         Series Fund, Inc.; Director,
New York,                                                                                               The China Fund, Inc.;
NY 10152                                                                                                Chairman and Trustee,
DOB: 1944                                                                                               Scottish Widows Investment
                                                                                                        Partnership Trust; and
                                                                                                        Director, Reaves Utility
                                                                                                        Income Fund

William L. Boyan       Trustee         Term: Indefinite   Trustee of Old Mutual South Africa  22        Trustee, State Street
State Street Master                    Elected: 7/99      Master Trust (investments) (1995 -            Institutional Investment
Funds                                                     present); Chairman emeritus,                  Trust; and Trustee, Old
P.O. Box 5049                                             Children's Hospital (1984 -                   Mutual South Africa Master
Boston, MA 02206                                          present); Director, Boston Plan For           Trust
DOB: 1937                                                 Excellence (non-profit) (1994 -
                                                          present); President and Chief
                                                          Operations Officer, John Hancock
                                                          Mutual Life Insurance Company (1959
                                                          - 1999). Mr. Boyan retired in 1999.

Rina K. Spence         Trustee         Term: Indefinite   President of SpenceCare             22        Trustee, State Street
State Street Master                    Elected: 7/99      International LLC (1998 - present);           Institutional Investment
Funds                                                     Member of the Advisory Board,                 Trust; Director, Berkshire
P.O. Box 5049                                             Ingenium Corp. (technology company)           Life Insurance Company of
Boston, MA 02206                                          (2001 - present); Chief Executive             America; and Director,
DOB: 1948                                                 Officer, IEmily.com (internet                 IEmily.com
                                                          company) (2000 - 2001); Chief
                                                          Executive Officer of Consensus
                                                          Pharmaceutical, Inc. (1998 - 1999);
                                                          Founder, President and Chief
                                                          Executive Officer of Spence Center
                                                          for Women's Health (1994 - 1998);
                                                          Trustee, Eastern Enterprise
                                                          (utilities) (1988 - 2000).

Douglas T. Williams    Trustee         Term: Indefinite   Executive Vice President of Chase   22        Trustee, State Street
State Street Master                    Elected: 7/99      Manhattan Bank (1987 - 1999). Mr.             Institutional Investment
Funds                                                     Williams retired in 1999.                     Trust
P.O. Box 5049
Boston, MA 02206
DOB: 1940

* The "Fund Complex" consists of eleven series of the Trust and eleven series of State Street Institutional Investment Trust.

                                                                                              NUMBER OF
                                                                                                FUNDS
                                                                                               IN FUND
                                                                                               COMPLEX
NAME, ADDRESS,                           TERM OF OFFICE                                        OVERSEEN
AND DATE OF BIRTH        POSITION(S)      AND LENGTH OF           PRINCIPAL OCCUPATION            BY    OTHER DIRECTORSHIPS HELD
("DOB")                HELD WITH TRUST     TIME SERVED           DURING PAST FIVE YEARS        TRUSTEE*        BY TRUSTEE
-----------------      --------------- ------------------ ----------------------------------- --------- ------------------------
INTERESTED TRUSTEES(1)

James E. Ross          Trustee         Term: Indefinite   President, SSgA Funds Management,   22        Trustee, State Street
SSgA Funds             President       Elected Trustee:   Inc. (2005 - present); Principal,             Institutional Investment
Management, Inc.                       2/07               SSgA Funds Management, Inc. (2001 -           Trust; Trustee, SPDR(R)
State Street Financial                 Elected President: 2005); Senior Managing Director,              Series Trust; Trustee,
Center                                 4/05               State Street Global Advisors (March           SPDR(R) Index Shares
One Lincoln Street                                        2006 - present); Principal, State             Trust and Trustee,
Boston, MA 02111-                                         Street Global Advisers (2000 -                Select Sector SPDR(R)
2900                                                      2006).                                        Trust
DOB: 1965

OFFICERS:

Gary L. French         Treasurer       Term: Indefinite   Senior Vice President of State      --        --
State Street Bank and                  Elected: 5/05      Street Bank and Trust Company (2002
Trust Company                                             - present).
2 Avenue de Lafayette
Boston, MA 02111
DOB: 1951

Laura F. Healy         Assistant       Term: Indefinite   Vice President of State Street Bank --        --
State Street Bank and  Treasurer       Elected: 11/08     and Trust Company (prior to July 2,
Trust Company                                             2008, Investors Financial
2 Avenue de Lafayette                                     Corporation) since 2002.
Boston, MA 02111
DOB: 1964

Brian D. O'Sullivan    Assistant       Term: Indefinite   Vice President of State Street Bank --        --
State Street Bank and  Treasurer       Elected: 11/08     and Trust Company (2007-present)
Trust Company                                             with which he has been affiliated
801 Pennsylvania                                          with since 1997.
Avenue
Kansas City, MO 64105
DOB: 1975

Peter T. Sattelmair    Assistant       Term: Indefinite   Director of Fund Administration of  --        --
State Street Bank and  Treasurer       Elected: 11/08     State Street Bank and Trust Company
Trust Company                                             (2007 - present) with which he has
801 Pennsylvania                                          been affiliated with since 1999.
Avenue
Kansas City, MO 64105
DOB: 1977

* The "Fund Complex" consists of eleven series of the Trust and eleven series of State Street Institutional Investment Trust.

(1) Mr. Ross is an Interested Trustee because of his employment by SSgA Funds Management, Inc., an affiliate of the Trust.

                                                                                              NUMBER OF
                                                                                                FUNDS
                                                                                               IN FUND
                                                                                               COMPLEX
NAME, ADDRESS,                           TERM OF OFFICE                                        OVERSEEN
AND DATE OF BIRTH        POSITION(S)      AND LENGTH OF           PRINCIPAL OCCUPATION            BY    OTHER DIRECTORSHIPS HELD
("DOB")                HELD WITH TRUST     TIME SERVED           DURING PAST FIVE YEARS        TRUSTEE*        BY TRUSTEE
-----------------      --------------- ------------------ ----------------------------------- --------- ------------------------
OFFICERS: (CONTINUED)

Julie Piatelli         Chief           Term: Indefinite   Principal and Senior Compliance     --        --
SSgA Funds             Compliance      Elected: 7/07      and Risk Management Officer,
Management, Inc.       Officer                            SSgA Funds Management, Inc.
State Street Financial                                    (2004- present), Vice President
Center                                                    State Street Global Advisors
One Lincoln Street                                        (2004-present).
Boston, MA 02111
DOB: 1967

Nancy L. Conlin        Secretary       Term: Indefinite   Vice President and Managing         --        --
State Street Bank and                  Elected: 2/09      Counsel, State Street Bank and
Trust Company                                             Trust Company (2007-present);
2 Avenue de Lafayette                                     General Counsel, Plymouth Rock
Boston, MA 02111                                          Companies (2004- 2007).
DOB: 1953

Brian C. Poole         Assistant       Term: Indefinite   Vice President and Counsel          --        --
State Street Bank and  Secretary       Elected 9/08       (2008 - present) and Associate
Trust Company                                             Counsel (2004 - 2007), State
4 Copley Place,                                           Street Bank and Trust Company
5th Floor                                                 (formerly Investors Bank and
Boston, MA 02116                                          Trust Company); Legal Product
DOB: 1971                                                 Manager, Fidelity Investments
                                                          (2000 - 2004).

* The "Fund Complex" consists of eleven series of the Trust and eleven series of State Street Institutional Investment Trust.

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling (toll free) 877-521-4083.

TRUSTEES
Michael F. Holland
William L. Boyan
Rina K. Spence
Douglas T. Williams
James E. Ross

INVESTMENT ADVISER
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111

CUSTODIAN
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111

ADMINISTRATOR
State Street Bank and Trust Company
801 Pennsylvania Avenue
Kansas City, MO 64105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

LEGAL COUNSEL
Ropes & Gray LLP
One International Place
Boston, MA 02110

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

STATE STREET SHORT-TERM TAX EXEMPT BOND PORTFOLIO
State Street Bank and Trust Company
P.O Box 5049
Boston, MA 02206

ITEM 2. CODE OF ETHICS.

As of the end of the period, December 31, 2008, State Street Institutional Investment Trust (the "Trust" or "Registrant") has adopted a code of ethics, as defined in Item 2(b) of Form N-CSR, that applies to the Trust's principal executive officer and principal financial officer. The Trust has not made any amendments to its code of ethics during the covered period. The Trust has not granted any waivers from any provisions of the code of ethics during the covered period. A copy of the Trust's code of ethics is filed as Exhibit 12(a)(1) to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Trust's Board of Trustees (the "Board") has determined that the Trust has the following "audit committee financial experts" as defined in Item 3 of Form N-CSR serving on its Audit Committee: Messrs. Michael F. Holland, William L. Boyan and Douglas T. Williams and Ms. Rina K. Spence. Each of the audit committee financial experts is "independent" for purposes of this Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

      (a)   Audit Fees

            For the fiscal years ended December 31, 2008 and December 31, 2007, the aggregate audit fees billed for professional services rendered by Ernst & Young LLP ("E&Y"), the Trust's principal accountant, for the audit of the Trust's annual financial statements and services normally provided by E&Y in connection with the Trust's statutory and regulatory filings or engagement were $89,600 and $105,000, respectively.

      (b)   Audit-Related Fees

            For the fiscal years ended December 31, 2008 and December 31, 2007, there were no fees for assurance and related services by E&Y reasonably related to the performance of the audit of the Trust's financial statements that were not reported under (a) of this Item.

      (c)   Tax Fees

            For the fiscal years ended December 31, 2008 and December 31, 2007, the aggregate tax fees billed for professional services rendered by E&Y for tax compliance, tax advice, and tax planning were $37,630 and $35,500, respectively. Such tax services included the review of income and excise tax returns for the Trust.

      (d)   All Other Fees

            For the fiscal years ended December 31, 2008 and December 31, 2007, there were no fees billed for professional services rendered by E&Y for products and services provided by E&Y to the Trust, other than the services reported in (a) through (c).

            For the fiscal years ended December 31, 2008 and December 31, 2007, there were no fees billed for professional services rendered by E&Y for products and services provided by E&Y to SSgA Funds Management, Inc. (the "Adviser") and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Trust that (i) relate directly to the operations and financial reporting of the Trust and (ii) were pre-approved by the Trust's audit committee.

      (e)(1) Audit Committee Pre-Approval Policies and Procedures

            The Trust's Audit Committee Charter states the following with respect to pre-approval procedures:

                  "Pre-Approval Requirements. Before the independent accountants are engaged by the Trust to render audit or non-audit services, either:

                  1. The Audit Committee shall pre-approve all auditing services and permissible non-audit services (e.g., tax services) provided to the Trust. The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals. Any decision of any member to whom authority is delegated under this section shall be presented to the full Audit Committee at its next regularly scheduled meeting; OR

                  2. The engagement to render the auditing service or permissible non-audit service is entered into pursuant to pre-approval policies and procedures established by the Audit Committee. Any such policies and procedures must (1) be detailed as to the particular service and
                        (2) not involve any delegation of the Audit Committee's responsibilities to the investment adviser. The Audit Committee must be informed of each service entered into pursuant to the policies and procedures. A copy of any such policies and procedures shall be attached as an exhibit to the Audit Committee Charter.

                  De Minimis Exceptions to Pre-Approval Requirements. Pre-Approval for a service provided to the Trust other than audit, review or attest services is not required if: (1) the aggregate amount of all such non-audit services provided to the Trust constitutes not more than 5 percent of the total amount of revenues paid by the Trust to the independent accountants during the fiscal year in which the non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit.

                  Pre-Approval of Non-Audit Services Provided to the Adviser and Certain Control Persons. The Audit Committee shall pre-approve any non-audit services proposed to be provided by the independent accountants to (a) the investment adviser and (b) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Trust, if the independent accountants' engagement with the investment adviser or any such control persons relates directly to the operations and financial reporting of the Trust. It shall be the responsibility of the independent accountants to notify the Audit Committee of any non-audit services that need to be pre-approved.

                  Application of De Minimis Exception: The De Minimis exception set forth above applies to pre-approvals under this Section as well, except that the "total amount of revenues" calculation is based on the total amount of revenues paid to the independent accountants by the Trust and any other entity that has its services approved under this Section (i.e., the investment adviser or any control person)."

      (e)(2) Percentages of Services

            None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during the period of time for which such rule was effective.

      (f)   Not applicable.

      (g)   Total Fees Paid By Adviser and Certain Affiliates

            For the fiscal years ended December 31, 2008 and December 31, 2007, the aggregate non-audit fees billed by E&Y for services rendered to the Trust and the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provided ongoing services to the Trust were $5,600,000 and $5,400,000, respectively.

      (h) E&Y notified the Trust's Audit Committee of all non-audit services that were rendered by E&Y to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides services to the Trust, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of

            Rule 2-01 of Regulation S-X, allowing the Trust's Audit Committee to consider whether such services were compatible with maintaining E&Y's independence.

ITEM 5. AUDIT COMMITTEES OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Registrant does not have procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Trust's second fiscal quarter covered by this Form N-CSR filing that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1) Code of Ethics referred to in Item 2.

(a)(2) Certifications of principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the 1940 Act.

(a)(3) Not applicable to the Registrant.

(b) Certifications of principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                         STATE STREET INSTITUTIONAL INVESTMENT TRUST

By:                      /s/ James E. Ross
                         ---------------------------------------
                         James E. Ross
                         President (Principal Executive Officer)

Date:                    March 6, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:                      /s/ James E. Ross
                         ---------------------------------------
                         James E. Ross
                         President (Principal Executive Officer)

Date:                    March 6, 2009

By:                      Gary L. French
                         ---------------------------------------
                         Gary L. French
                         Treasurer (Principal Executive Officer)

Date:                    March 6, 2009